UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number:    811-04087

                                                 Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices) (Zip code)

        Michele T. Mosca            290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

                  Registrant’s telephone number, including area code:        585-325-6880

            Date of fiscal year end:    October 31

Date of reporting period:  July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1:   SCHEDULE OF INVESTMENTS

Investment Portfolio - July 31, 2016

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 98.3%

Consumer Discretionary - 20.1%
Diversified Consumer Services - 1.3%
Houghton Mifflin Harcourt Co.*	82,760	$1,402,782

Hotels, Restaurants & Leisure - 3.4%
Jack in the Box, Inc.	12,180	1,076,590
Yum! Brands, Inc.	28,480	2,546,682

		3,623,272

Internet & Catalog Retail - 7.9%
Amazon.com, Inc.*	4,540	3,444,997
The Priceline Group, Inc.*	2,550	3,444,566
TripAdvisor, Inc.*	22,710	1,589,019

		8,478,582

Media - 7.5%
AMC Networks, Inc. - Class A*	12,990	719,126
Sinclair Broadcast Group, Inc. - Class A	14,090	391,984
Time Warner, Inc.	36,370	2,787,760
Tribune Media Co. - Class A	55,230	2,046,272
Twenty-First Century Fox, Inc. - Class A	80,520	2,145,053

		8,090,195

Total Consumer Discretionary		21,594,831

Consumer Staples - 1.9%
Beverages - 1.9%
The Coca-Cola Co.	47,890	2,089,441

Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Range Resources Corp.	38,540	1,553,547

Financials - 9.4%
Capital Markets - 2.6%
BlackRock, Inc.	7,500	2,746,875

Consumer Finance - 3.4%
SLM Corp.*	236,200	1,698,278
Synchrony Financial*	71,070	1,981,432

		3,679,710

Real Estate Investment Trusts (REITS) - 2.1%
Weyerhaeuser Co.	68,110	2,228,559

Real Estate Management & Development - 1.3%
Realogy Holdings Corp.*	46,950	1,454,980

Total Financials		10,110,124

1

Investment Portfolio - July 31, 2016

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care - 19.2%
Health Care Equipment & Supplies - 4.6%
The Cooper Companies, Inc.	12,130	$2,213,361
Intuitive Surgical, Inc.*	3,920	2,727,379

		4,940,740

Health Care Providers & Services - 6.3%
DaVita HealthCare Partners, Inc.*	43,350	3,361,359
Express Scripts Holding Co.*	45,470	3,458,903

		6,820,262

Health Care Technology - 3.7%
Cerner Corp.*	63,420	3,956,774

Life Sciences Tools & Services - 2.0%
Thermo Fisher Scientific, Inc.	13,620	2,163,401

Pharmaceuticals - 2.6%
Johnson & Johnson	22,060	2,762,574

Total Health Care		20,643,751

Industrials - 6.6%
Building Products - 1.1%
Masco Corp.	30,250	1,103,520

Industrial Conglomerates - 2.6%
Danaher Corp.	34,310	2,794,206

Machinery - 1.9%
Flowserve Corp.	42,930	2,054,200

Professional Services - 1.0%
TriNet Group, Inc.*	49,570	1,075,173

Total Industrials		7,027,099

Information Technology - 32.9%
Electronic Equipment, Instruments & Components - 3.1%
FLIR Systems, Inc.	77,710	2,531,792
VeriFone Systems, Inc.*	39,360	754,138

		3,285,930

Internet Software & Services - 6.4%
Alphabet, Inc. - Class A*	2,150	1,701,381
Alphabet, Inc. - Class C*	2,310	1,775,905
Facebook, Inc. - Class A*	27,480	3,405,871

		6,883,157

IT Services - 9.6%
EVERTEC, Inc.	97,930	1,684,396
MasterCard, Inc. - Class A	33,050	3,147,682
PayPal Holdings, Inc.*	68,690	2,558,016

2

Investment Portfolio - July 31, 2016

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
Visa, Inc. - Class A	37,760	$2,947,168

		10,337,262

Semiconductors & Semiconductor Equipment - 2.8%
QUALCOMM, Inc.	48,790	3,053,278

Software - 8.0%
Aspen Technology, Inc.*	63,390	2,655,407
Electronic Arts, Inc.*	28,790	2,197,253
salesforce.com, Inc.*	13,350	1,092,030
ServiceNow, Inc.*	35,300	2,644,676

		8,589,366

Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	30,770	3,206,542

Total Information Technology		35,355,535

Materials - 6.7%
Chemicals - 4.7%
Ashland, Inc.	20,870	2,363,319
Monsanto Co.	24,690	2,636,151

		4,999,470

Metals & Mining - 2.0%
Alcoa, Inc.	204,320	2,169,878

Total Materials		7,169,348

TOTAL COMMON STOCKS (Identified Cost $98,675,958)		105,543,676

3

Investment Portfolio - July 31, 2016

(unaudited)

EQUITY SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 2.6%

Dreyfus Cash Management, Inc. - Institutional Shares[1], 0.24% (Identified Cost $ 2,734,045)	2,734,045	$2,734,045

TOTAL INVESTMENTS - 100.9%
(Identified Cost $ 101,410,003)		108,277,721
LIABILITIES, LESS OTHER ASSETS - (0.9%)		(960,718)

NET ASSETS - 100%		$107,317,003

*Non-income producing security.

1Rate shown is the current yield as of July 31, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On July 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$103,095,764
Unrealized appreciation	10,201,547
Unrealized depreciation	(5,019,590)

Net unrealized appreciation	$5,181,957

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

Investment Portfolio - July 31, 2016

(unaudited)

The following is a summary of the valuation levels used for major security types as of July 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$21,594,831	$21,594,831	$—	$—
Consumer Staples	2,089,441	2,089,441	—	—
Energy	1,553,547	1,553,547	—	—
Financials	10,110,124	10,110,124	—	—
Health Care	20,643,751	20,643,751	—	—
Industrials	7,027,099	7,027,099	—	—
Information Technology	35,355,535	35,355,535	—	—
Materials	7,169,348	7,169,348	—	—
Mutual fund	2,734,045	2,734,045	—	—

Total assets	$108,277,721	$108,277,721	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2015 or July 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - July 31, 2016

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS - 98.0%

Consumer Discretionary - 9.3%
Auto Components - 1.1%
Johnson Controls, Inc.	25,813	$1,185,333
Magna International, Inc. (Canada)	16,292	628,382

		1,813,715

Automobiles - 1.2%
Harley-Davidson, Inc.	13,307	704,206
Honda Motor Co., Ltd. - ADR (Japan)	50,415	1,367,255

		2,071,461

Distributors - 0.4%
Genuine Parts Co.	7,590	776,002

Media - 1.7%
Omnicom Group, Inc.	10,920	898,607
Thomson Reuters Corp.	29,611	1,246,919
Viacom, Inc. - Class B	16,499	750,210

		2,895,736

Multiline Retail - 0.9%
Target Corp.	19,925	1,500,950

Specialty Retail - 3.5%
Best Buy Co., Inc.	18,484	621,062
The Gap, Inc.	22,539	581,281
The Home Depot, Inc.	34,583	4,780,754

		5,983,097

Textiles, Apparel & Luxury Goods - 0.5%
VF Corp.	14,574	909,855

Total Consumer Discretionary		15,950,816

Consumer Staples - 17.0%
Beverages - 3.1%
Dr. Pepper Snapple Group, Inc.	9,428	928,752
PepsiCo, Inc.	40,988	4,464,413

		5,393,165

Food & Staples Retailing - 3.8%
Sysco Corp.	24,608	1,274,448
Wal-Mart Stores, Inc.	71,721	5,233,481

		6,507,929

Food Products - 2.5%
ConAgra Foods, Inc.	19,385	906,443
General Mills, Inc.	22,418	1,611,630
The Hershey Co.	9,334	1,033,834

1

Investment Portfolio - July 31, 2016

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
The J.M. Smucker Co.	5,180	$798,549

		4,350,456

Household Products - 5.6%
The Clorox Co.	6,222	815,518
Colgate-Palmolive Co.	27,039	2,012,513
Kimberly-Clark Corp.	9,952	1,289,282
The Procter & Gamble Co.	65,427	5,599,897

		9,717,210

Personal Products - 2.0%
Unilever plc - ADR (United Kingdom)	73,580	3,444,280

Total Consumer Staples		29,413,040

Energy - 3.0%
Energy Equipment & Services - 1.6%
Schlumberger Ltd.	34,029	2,740,015

Oil, Gas & Consumable Fuels - 1.4%
Marathon Petroleum Corp.	20,067	790,439
Ultrapar Participacoes S.A. - ADR (Brazil)	29,086	662,288
Valero Energy Corp.	18,109	946,739

		2,399,466

Total Energy		5,139,481

Financials - 8.7%
Banks - 8.7%
BB&T Corp.	32,263	1,189,537
Fifth Third Bancorp	39,353	746,920
JPMorgan Chase & Co.	74,112	4,740,945
The PNC Financial Services Group, Inc.	17,466	1,443,565
U.S. Bancorp	50,929	2,147,676
Wells Fargo & Co.	99,184	4,757,856

Total Financials		15,026,499

Health Care - 16.4%
Biotechnology - 2.9%
AbbVie, Inc.	34,973	2,316,262
Amgen, Inc.	15,279	2,628,446

		4,944,708

Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	37,008	1,656,108
St. Jude Medical, Inc.	11,244	933,702

		2,589,810

2

Investment Portfolio - July 31, 2016

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals - 12.0%
Johnson & Johnson	56,705	$7,101,167
Merck & Co., Inc.	69,368	4,069,127
Pfizer, Inc.	144,222	5,320,350
Sanofi - ADR (France)	65,380	2,787,149
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	28,682	1,534,487

		20,812,280

Total Health Care		28,346,798

Industrials - 18.6%
Aerospace & Defense - 6.0%
The Boeing Co.	18,134	2,423,790
General Dynamics Corp.	11,566	1,698,930
Lockheed Martin Corp.	9,193	2,323,347
Raytheon Co.	10,647	1,485,576
United Technologies Corp.	22,536	2,426,000

		10,357,643

Air Freight & Logistics - 1.5%
United Parcel Service, Inc. - Class B	23,730	2,565,213

Commercial Services & Supplies - 1.2%
Tyco International plc	17,629	803,354
Waste Management, Inc.	18,990	1,255,619

		2,058,973

Electrical Equipment - 2.8%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	78,820	1,674,925
Eaton Corp. plc	18,311	1,161,101
Emerson Electric Co.	24,182	1,351,774
Rockwell Automation, Inc.	6,453	738,223

		4,926,023

Industrial Conglomerates - 2.6%
3M Co.	20,197	3,602,337
Koninklijke Philips N.V. - NY Shares (Netherlands)	31,688	841,633

		4,443,970

Machinery - 3.3%
Caterpillar, Inc.	18,537	1,534,122
Cummins, Inc.	7,565	928,755
Illinois Tool Works, Inc.	13,268	1,531,127
Parker-Hannifin Corp.	6,473	739,152
Stanley Black & Decker, Inc.	7,387	898,998

		5,632,154

3

Investment Portfolio - July 31, 2016

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Road & Rail - 1.2%
Union Pacific Corp.	23,029	$2,142,848

Total Industrials		32,126,824

Information Technology - 18.4%
Communications Equipment - 2.6%
Cisco Systems, Inc.	118,298	3,611,638
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	128,064	956,638

		4,568,276

IT Services - 3.8%
Automatic Data Processing, Inc.	16,570	1,473,902
International Business Machines Corp.	21,536	3,459,112
Paychex, Inc.	16,711	990,628
Xerox Corp.	54,893	565,398

		6,489,040

Semiconductors & Semiconductor Equipment - 6.8%
Intel Corp.	118,090	4,116,617
QUALCOMM, Inc.	43,680	2,733,494
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	98,316	2,731,218
Texas Instruments, Inc.	31,254	2,179,966

		11,761,295

Software - 4.4%
CA, Inc.	22,122	766,527
Microsoft Corp.	119,207	6,756,653

		7,523,180

Technology Hardware, Storage & Peripherals - 0.8%
Canon, Inc. - ADR (Japan)	47,122	1,332,139

Total Information Technology		31,673,930

Materials - 3.8%
Chemicals - 2.2%
LyondellBasell Industries N.V. - Class A	15,786	1,188,054
Monsanto Co.	13,044	1,392,708
Praxair, Inc.	10,786	1,257,000

		3,837,762

Construction Materials - 0.6%
CRH plc - ADR (Ireland)	34,434	1,059,190

Containers & Packaging - 0.5%
International Paper Co.	19,711	902,961

4

Investment Portfolio - July 31, 2016

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining - 0.5%
Nucor Corp.	14,909	$799,719

Total Materials		6,599,632

Telecommunication Services - 2.8%
Diversified Telecommunication Services - 0.8%
Telekomunikasi Indonesia Persero Tbk PT - ADR (Indonesia)	20,492	1,352,472

Wireless Telecommunication Services - 2.0%
NTT DOCOMO, Inc. - ADR (Japan)	99,068	2,705,547
SK Telecom Co. Ltd. - ADR (South Korea)	35,079	803,660

		3,509,207

Total Telecommunication Services		4,861,679

TOTAL COMMON STOCKS
(Identified Cost $144,109,601)		169,138,699

SHORT-TERM INVESTMENT - 1.8%

Dreyfus Cash Management, Inc. - Institutional Shares[1], 0.24%
(Identified Cost $3,166,707)	3,166,707	3,166,707

TOTAL INVESTMENTS - 99.8%
(Identified Cost $147,276,308)		172,305,406
OTHER ASSETS, LESS LIABILITIES - 0.2%		374,730

NET ASSETS - 100%		$172,680,136

ADR - American Depositary Receipt

1Rate shown is the current yield as of July 31, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

5

Investment Portfolio - July 31, 2016

(unaudited)

Federal Tax Information:

On July 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$147,460,532
Unrealized appreciation	28,694,519
Unrealized depreciation	(3,849,645)

Net unrealized appreciation	$24,844,874

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$15,950,816	$15,950,816	$—	$—
Consumer Staples	29,413,040	29,413,040	—	—
Energy	5,139,481	5,139,481	—	—
Financials	15,026,499	15,026,499	—	—
Health Care	28,346,798	28,346,798	—	—
Industrials	32,126,824	32,126,824	—	—
Information Technology	31,673,930	31,673,930	—	—
Materials	6,599,632	6,599,632	—	—
Telecommunication Services	4,861,679	4,861,679	—	—
Mutual fund	3,166,707	3,166,707	—	—

Total assets	$172,305,406	$172,305,406	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2015 or July 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - July 31, 2016

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS - 99.7%

Consumer Discretionary - 21.8%
Diversified Consumer Services - 1.3%
Houghton Mifflin Harcourt Co.*	11,430	$193,738

Hotels, Restaurants & Leisure - 1.9%
Yum! Brands, Inc.	3,290	294,192

Internet & Catalog Retail - 5.9%
Amazon.com, Inc.*	360	273,172
The Priceline Group, Inc.*	320	432,259
TripAdvisor, Inc.*	3,180	222,505

		927,936

Media - 10.2%
AMC Networks, Inc. - Class A*	2,790	154,454
ITV plc (United Kingdom)[1]	45,600	118,238
Liberty Global plc - Class A - ADR (United Kingdom)*	4,990	158,233
Sinclair Broadcast Group, Inc. - Class A	1,880	52,302
Time Warner, Inc.	5,540	424,641
Tribune Media Co. - Class A	9,990	370,129
Twenty-First Century Fox, Inc. - Class A	12,340	328,738

		1,606,735

Specialty Retail - 1.1%
Kingfisher plc (United Kingdom)[1]	38,900	172,742

Textiles, Apparel & Luxury Goods - 1.4%
lululemon athletica, Inc.*	2,890	224,408

Total Consumer Discretionary		3,419,751

Consumer Staples - 8.1%
Beverages - 4.8%
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	2,090	270,013
The Coca-Cola Co.	4,280	186,736
Diageo plc (United Kingdom)[1]	10,300	295,164

		751,913

Food Products - 1.2%
Nestle S.A. (Switzerland)[1]	2,270	181,901

Personal Products - 2.1%
Beiersdorf AG (Germany)[1]	1,810	170,050
Unilever plc - ADR (United Kingdom)	3,560	166,644

		336,694

Total Consumer Staples		1,270,508

Energy - 4.4%
Energy Equipment & Services - 2.2%
Schlumberger Ltd.	4,260	343,015

1

Investment Portfolio - July 31, 2016

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels - 2.2%
Range Resources Corp.	8,750	$352,712

Total Energy		695,727

Financials - 4.9%
Capital Markets - 1.0%
BlackRock, Inc.	430	157,487

Consumer Finance - 1.8%
SLM Corp.*	20,440	146,964
Synchrony Financial*	4,960	138,285

		285,249

Real Estate Investment Trusts (REITS) - 2.1%
Weyerhaeuser Co.	9,880	323,274

Total Financials		766,010

Health Care - 24.5%
Health Care Equipment & Supplies - 8.4%
The Cooper Companies, Inc.	2,030	370,414
Intuitive Surgical, Inc.*	790	549,650
Medtronic plc	4,490	393,459

		1,313,523

Health Care Providers & Services - 4.8%
DaVita HealthCare Partners, Inc.*	2,250	174,465
Express Scripts Holding Co.*	5,090	387,196
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	2,050	187,243

		748,904

Health Care Technology - 3.0%
Cerner Corp.*	7,570	472,292

Life Sciences Tools & Services - 3.7%
QIAGEN N.V.*	9,240	247,632
Thermo Fisher Scientific, Inc.	2,130	338,329

		585,961

Pharmaceuticals - 4.6%
Johnson & Johnson	3,320	415,764
Novartis AG - ADR (Switzerland)	2,320	193,163
Perrigo Co. plc	1,340	122,463

		731,390

Total Health Care		3,852,070

Industrials - 3.3%
Aerospace & Defense - 1.0%
Safran S.A. (France)[1]	2,320	157,706

2

Investment Portfolio - July 31, 2016

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Building Products - 1.0%
Masco Corp.	4,250	$155,040

Industrial Conglomerates - 1.3%
Danaher Corp.	2,510	204,414

Total Industrials		517,160

Information Technology - 26.9%
Electronic Equipment, Instruments & Components - 3.0%
FLIR Systems, Inc.	10,870	354,145
VeriFone Systems, Inc.*	5,800	111,128

		465,273

Internet Software & Services - 6.8%
Alphabet, Inc. - Class A*	260	205,748
Alphabet, Inc. - Class C*	290	222,949
Facebook, Inc. - Class A*	3,350	415,199
Tencent Holdings Ltd. - Class H (China)[1]	9,200	222,209

		1,066,105

IT Services - 7.3%
Amdocs Ltd. - ADR	3,150	183,834
MasterCard, Inc. - Class A	4,650	442,866
PayPal Holdings, Inc.*	8,280	308,347
Visa, Inc. - Class A	2,720	212,296

		1,147,343

Semiconductors & Semiconductor Equipment - 2.6%
QUALCOMM, Inc.	6,610	413,654

Software - 4.6%
Aspen Technology, Inc.*	5,330	223,274
Electronic Arts, Inc.*	2,280	174,010
salesforce.com, Inc.*	540	44,172
ServiceNow, Inc.*	3,700	277,204

		718,660

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	3,990	415,798

Total Information Technology		4,226,833

Materials - 5.8%
Chemicals - 3.9%
Ashland, Inc.	1,910	216,288
Monsanto Co.	3,770	402,523

		618,811

3

Investment Portfolio - July 31, 2016

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining - 1.9%
Alcoa, Inc.	27,710	$294,280

Total Materials		913,091

TOTAL COMMON STOCKS
(Identified Cost $12,826,968)		15,661,150

SHORT-TERM INVESTMENT - 0.5%
Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.24%
(Identified Cost $81,937)	81,937	81,937

TOTAL INVESTMENTS - 100.2%
(Identified Cost $12,908,905)		15,743,087
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(27,173)

NET ASSETS - 100%		$15,715,914

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of July 31, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On July 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$12,910,319
Unrealized appreciation	2,977,026
Unrealized depreciation	(144,258)

Net unrealized appreciation	$2,832,768

4

Investment Portfolio - July 31, 2016

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$3,419,751	$3,128,771	$290,980	$—
Consumer Staples	1,270,508	353,380	917,128	—
Energy	695,727	695,727	—	—
Financials	766,010	766,010	—	—
Health Care	3,852,070	3,664,827	187,243	—
Industrials	517,160	359,454	157,706	—
Information Technology	4,226,833	4,004,624	222,209	—
Materials	913,091	913,091	—	—
Mutual fund	81,937	81,937	—	—

Total assets	$15,743,087	$13,967,821	$1,775,266	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2015 or July 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - July 31, 2016

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS - 97.4%

Consumer Discretionary - 17.5%
Diversified Consumer Services - 2.1%
Kroton Educacional S.A. (Brazil)	5,513,263	$24,825,327

Hotels, Restaurants & Leisure - 2.9%
Accor S.A. (France)[1]	829,690	34,734,448

Internet & Catalog Retail - 0.6%
Zalando SE (Germany)*[1,2]	184,050	6,978,635

Media - 6.3%
ITV plc (United Kingdom)[1]	14,826,570	38,444,378
Liberty Global plc - Class A - ADR (United Kingdom)*	1,132,230	35,903,013

		74,347,391

Specialty Retail - 2.5%
Kingfisher plc (United Kingdom)[1]	6,598,089	29,300,012

Textiles, Apparel & Luxury Goods - 3.1%
lululemon athletica, Inc. (United States)*	476,880	37,029,732

Total Consumer Discretionary		207,215,545

Consumer Staples - 26.2%
Beverages - 10.0%
Ambev S.A. - ADR (Brazil)	6,167,535	35,648,352
Anheuser-Busch InBev N.V. (Belgium)[1]	305,920	39,522,668
Diageo plc (United Kingdom)[1]	1,497,880	42,924,319

		118,095,339

Food & Staples Retailing - 1.1%
Tesco plc (United Kingdom)*[1]	6,462,910	13,325,390

Food Products - 5.5%
Danone S.A. (France)[1]	424,450	32,552,791
Nestle S.A. (Switzerland)[1]	401,410	32,166,042

		64,718,833

Personal Products - 5.1%
Beiersdorf AG (Germany)[1]	137,360	12,905,014
Unilever plc - ADR (United Kingdom)	1,017,590	47,633,388

		60,538,402

Tobacco - 4.5%
Japan Tobacco, Inc. (Japan)[1]	1,020,700	39,807,018
Swedish Match AB (Sweden)[1]	365,880	13,347,233

		53,154,251

Total Consumer Staples		309,832,215

Energy - 6.2%
Energy Equipment & Services - 4.0%
Schlumberger Ltd. (United States)	590,940	47,582,489

1

Investment Portfolio - July 31, 2016

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels - 2.2%
Cameco Corp. (Canada)	2,724,370	$26,044,977

Total Energy		73,627,466

Health Care - 18.2%
Health Care Equipment & Supplies - 4.4%
Medtronic plc (United States)	523,020	45,832,242
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	12,391,200	6,928,352

		52,760,594

Health Care Providers & Services - 4.4%
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	565,440	51,646,086

Life Sciences Tools & Services - 3.1%
QIAGEN N.V. (United States)*	802,524	21,507,643
QIAGEN N.V. (United States)*[1]	566,386	14,868,190

		36,375,833

Pharmaceuticals - 6.3%
Novartis AG - ADR (Switzerland)	554,410	46,160,177
Perrigo Co. plc (United States)	315,280	28,813,439

		74,973,616

Total Health Care		215,756,129

Industrials - 9.2%
Aerospace & Defense - 1.9%
Safran S.A. (France)[1]	336,015	22,841,145

Airlines - 2.0%
Ryanair Holdings plc - ADR (Ireland)	329,917	23,348,226

Machinery - 3.1%
Sulzer AG (Switzerland)[1]	164,155	16,667,031
The Weir Group plc (United Kingdom)[1]	997,480	19,326,914

		35,993,945

Trading Companies & Distributors - 2.2%
Brenntag AG (Germany)[1]	526,879	26,173,369

Total Industrials		108,356,685

Information Technology - 15.5%
Internet Software & Services - 8.8%
Alibaba Group Holding Ltd. - ADR (China)*	438,820	36,193,874
Baidu, Inc. - ADR (China)*	142,900	22,806,840
Tencent Holdings Ltd. - Class H (China)[1]	1,865,700	45,062,490

		104,063,204

IT Services - 3.5%
Amdocs Ltd. - ADR (United States)	712,904	41,605,077

2

Investment Portfolio - July 31, 2016

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Technology Hardware, Storage & Peripherals - 3.2%
Samsung Electronics Co. Ltd. (South Korea)[1]	27,040	$37,206,430

Total Information Technology		182,874,711

Materials - 2.1%
Metals & Mining - 2.1%
Alumina Ltd. (Australia)[1]	11,356,728	11,482,561
Norsk Hydro ASA (Norway)[1]	3,137,214	13,451,774

		24,934,335

Telecommunication Services - 2.5%
Wireless Telecommunication Services - 2.5%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	2,537,830	29,261,180

TOTAL COMMON STOCKS
(Identified Cost $1,140,100,108)		1,151,858,266

SHORT-TERM INVESTMENT - 2.8%

Dreyfus Cash Management, Inc. - Institutional Shares[3], 0.24%
(Identified Cost $32,399,657)	32,399,657	32,399,657

TOTAL INVESTMENTS - 100.2%
(Identified Cost $1,172,499,765)		1,184,257,923
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(2,140,294)

NET ASSETS - 100%		$1,182,117,629

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $6,978,635 or 0.6% of the Series’ net assets as of July 31, 2016.

3Rate shown is the current yield as of July 31, 2016.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United States - 20.1%; United Kingdom - 19.2%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

3

Investment Portfolio - July 31, 2016

(unaudited)

Federal Tax Information:

On July 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$1,215,167,326
Unrealized appreciation	63,719,973
Unrealized depreciation	(94,629,376)

Unrealized depreciation	$(30,909,403)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$207,215,545	$97,758,072	$109,457,473	$—
Consumer Staples	309,832,215	83,281,740	226,550,475	—
Energy	73,627,466	73,627,466	—	—
Health Care	215,756,129	142,313,501	73,442,628	—
Industrials	108,356,685	23,348,226	85,008,459	—
Information Technology	182,874,711	100,605,791	82,268,920	—
Materials	24,934,335	—	24,934,335	—
Telecommunication Services	29,261,180	29,261,180	—	—
Mutual fund	32,399,657	32,399,657	—	—

Total assets	$1,184,257,923	$582,595,633	$601,662,290	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2015 or July 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	SHARES	VALUE

COMMON STOCKS - 33.2%

Consumer Discretionary - 6.2%
Automobiles - 0.0%##
Honda Motor Co., Ltd. - ADR (Japan)	25,357	$687,682

Hotels, Restaurants & Leisure - 0.5%
Accor S.A. (France)[1]	3,920	164,108
Yum! Brands, Inc.	61,890	5,534,204

		5,698,312

Household Durables - 0.0%##
LGI Homes, Inc.*	6,620	227,265

Internet & Catalog Retail - 1.3%
Amazon.com, Inc.*	6,980	5,296,494
The Priceline Group, Inc.*	5,950	8,037,320
TripAdvisor, Inc.*[2]	46,490	3,252,905

		16,586,719

Media - 2.9%
AMC Networks, Inc. - Class A*	41,880	2,318,477
ITV plc (United Kingdom)[1]	827,440	2,145,501
Liberty Global plc - Class A - ADR (United Kingdom)*	167,790	5,320,621
Sinclair Broadcast Group, Inc. - Class A	86,930	2,418,393
Thomson Reuters Corp.	15,944	671,402
Time Warner, Inc.	143,160	10,973,214
Tribune Media Co. - Class A	143,240	5,307,042
Twenty-First Century Fox, Inc. - Class A2	225,630	6,010,783

		35,165,433

Multiline Retail - 0.2%
Dollar General Corp.	12,990	1,230,673
Macy’s, Inc.	15,786	565,612
Target Corp.	10,768	811,153

		2,607,438

Specialty Retail - 0.7%
DSW, Inc. - Class A	28,331	687,310
The Home Depot, Inc.	18,101	2,502,282
Kingfisher plc (United Kingdom)[1]	663,050	2,944,394
Staples, Inc.	131,300	1,219,777
Williams-Sonoma, Inc.	14,758	798,113

		8,151,876

Textiles, Apparel & Luxury Goods - 0.6%
lululemon athletica, Inc.*	92,120	7,153,118

Total Consumer Discretionary		76,277,843

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples - 2.9%
Beverages - 1.6%
Ambev S.A. - ADR (Brazil)	990,260	$5,723,703
Anheuser-Busch InBev S.A./N.V.
(Belgium)[1]	35,020	4,524,333
The Coca-Cola Co.	5,689	248,211
Diageo plc (United Kingdom)[1]	201,586	5,776,792
PepsiCo, Inc.	25,271	2,752,517

		19,025,556

Food & Staples Retailing - 0.2%
Wal-Mart Stores, Inc.	39,517	2,883,555

Food Products - 0.1%
General Mills, Inc.	12,329	886,332
J&J Snack Foods Corp.	6,292	765,170

		1,651,502

Household Products - 0.4%
Colgate-Palmolive Co.	15,220	1,132,825
Kimberly-Clark Corp.	5,703	738,824
The Procter & Gamble Co.	33,899	2,901,415

		4,773,064

Personal Products - 0.6%
Unilever plc - ADR (United Kingdom)	144,037	6,742,372

Total Consumer Staples		35,076,049

Energy - 1.7%
Energy Equipment & Services - 0.6%
Schlumberger Ltd.	90,720	7,304,774

Oil, Gas & Consumable Fuels - 1.1%
BP plc - ADR (United Kingdom)	42,619	1,466,094
Chevron Corp.	14,486	1,484,525
ConocoPhillips	11,385	464,736
Exxon Mobil Corp.	25,903	2,304,072
Hess Corp.	7,811	419,060
Occidental Petroleum Corp.	14,507	1,084,108
Range Resources Corp.	129,700	5,228,207
Royal Dutch Shell plc - Class B - ADR (Netherlands)	12,620	684,130
TOTAL S.A. (France)[1]	9,918	476,997

		13,611,929

Total Energy		20,916,703

Financials - 4.4%
Banks - 1.1%
Bank of America Corp.	44,105	639,081
Citigroup, Inc.	29,748	1,303,260
JPMorgan Chase & Co.	61,051	3,905,432
KeyCorp	25,913	303,182

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc.	12,677	$1,047,754
U.S. Bancorp	42,075	1,774,303
Wells Fargo & Co.	76,499	3,669,657

		12,642,669

Capital Markets - 0.5%
Apollo Investment Corp.	35,041	201,836
Ares Capital Corp.	14,722	222,891
BlackRock, Inc.	13,980	5,120,175
Fifth Street Finance Corp.	36,866	206,450
Medley Capital Corp.	27,285	198,908
PennantPark Investment Corp.	26,404	194,597
Prospect Capital Corp.	33,175	277,841

		6,422,698

Insurance - 0.1%
Principal Financial Group, Inc.	24,106	1,124,063

Real Estate Investment Trusts (REITS) - 2.5%
Agree Realty Corp.	17,393	882,173
Alexandria Real Estate Equities, Inc.	3,800	426,740
American Campus Communities, Inc.	5,950	321,716
American Homes 4 Rent - Class A	15,800	342,860
Apartment Investment & Management Co. - Class A	9,020	414,649
AvalonBay Communities, Inc.	3,090	573,658
Boston Properties, Inc.	2,700	383,751
Brixmor Property Group, Inc.	7,400	210,160
CatchMark Timber Trust, Inc. - Class A	79,706	965,240
Chesapeake Lodging Trust	14,270	360,603
Colony Starwood Homes	27,610	904,504
Columbia Property Trust, Inc.	7,630	185,409
Community Healthcare Trust, Inc.	43,807	1,007,123
CoreSite Realty Corp.	1,680	138,650
Crown Castle International Corp.	9,648	936,145
CubeSmart	14,650	435,251
DDR Corp.	21,420	422,831
Digital Realty Trust, Inc.	2,570	268,462
Douglas Emmett, Inc.	10,160	386,486
Education Realty Trust, Inc.	6,360	306,170
Equinix, Inc.	1,200	447,444
Equity LifeStyle Properties, Inc.	2,960	243,430
Equity One, Inc.	10,990	365,637
Equity Residential	7,850	533,722
Extra Space Storage, Inc.	3,190	274,404

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Fibra Shop Portafolios Inmobiliarios S.A.P.I. de C.V. (Mexico)	132,183	$120,551
Forest City Realty Trust, Inc. - Class A	17,360	410,564
General Growth Properties, Inc.	11,480	366,786
Global Medical REIT, Inc.	8,800	96,096
Healthcare Trust of America, Inc. - Class A	8,350	284,318
Host Hotels & Resorts, Inc.	10,960	194,430
Klepierre (France)[1]	6,230	298,736
Lamar Advertising Co. - Class A	14,340	973,112
LaSalle Hotel Properties	10,980	302,499
Mid-America Apartment Communities, Inc.	2,950	312,759
NorthStar Realty Finance Corp.	18,160	243,344
Outfront Media, Inc.	62,940	1,464,614
Pennsylvania Real Estate Investment Trust	15,830	402,715
Physicians Realty Trust	23,650	513,678
Prologis, Inc.	12,930	704,556
Public Storage	1,500	358,380
Retail Opportunity Investments Corp.	4,690	107,073
Retail Properties of America, Inc. - Class A	11,850	208,916
Rexford Industrial Realty, Inc.	17,860	408,280
Simon Property Group, Inc.	5,460	1,239,638
Sovran Self Storage, Inc.	7,080	724,780
Spirit Realty Capital, Inc.	24,950	341,066
STORE Capital Corp.	25,592	798,214
Tanger Factory Outlet Centers, Inc.	8,290	346,025
Taubman Centers, Inc.	3,360	271,891
Terreno Realty Corp.	13,520	376,532
UDR, Inc.	5,210	193,968
Urban Edge Properties	10,810	323,327
Ventas, Inc.	4,930	375,469
Vornado Realty Trust	3,310	355,494
Welltower, Inc.	4,430	351,432
Weyerhaeuser Co.	178,026	5,825,011

		31,031,472

Real Estate Management & Development - 0.2%
CBRE Group, Inc. - Class A*	4,090	116,360
First Capital Realty, Inc. (Canada)	8,460	150,260
Realogy Holdings Corp.*	73,570	2,279,934

		2,546,554

Total Financials		53,767,456

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care - 4.3%
Biotechnology - 0.2%
AbbVie, Inc.	18,113	$1,199,624
Amgen, Inc.	8,356	1,437,483

		2,637,107

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	20,622	922,834
Medtronic plc	96,360	8,444,027

		9,366,861

Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc.*	6,230	115,068
Express Scripts Holding Co.*[2]	57,360	4,363,375

		4,478,443

Health Care Technology - 0.9%
Cerner Corp.*	185,490	11,572,721

Pharmaceuticals - 2.0%
Eli Lilly & Co.	8,547	708,461
Johnson & Johnson	104,799	13,123,979
Merck & Co., Inc.	50,409	2,956,992
Perrigo Co. plc	10,351	945,978
Pfizer, Inc.	75,488	2,784,752
Roche Holding AG (Switzerland)[1]	2,652	676,971
Sanofi (France)[1]	9,203	783,853
Sanofi - ADR (France)	36,477	1,555,014
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	16,303	872,210

		24,408,210

Total Health Care		52,463,342

Industrials - 2.4%
Aerospace & Defense - 0.8%
The Boeing Co.	10,064	1,345,154
General Dynamics Corp.	5,868	861,951
Honeywell International, Inc.	9,816	1,141,895
Lockheed Martin Corp.	4,753	1,201,226
Raytheon Co.	5,637	786,531
Safran S.A. (France)[1]	50,610	3,440,294
United Technologies Corp.	12,458	1,341,104

		10,118,155

Air Freight & Logistics - 0.2%
United Parcel Service, Inc. - Class B	21,857	2,362,742

Commercial Services & Supplies - 0.1%
Waste Management, Inc.	13,121	867,561

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Electrical Equipment - 0.1%
ABB Ltd. (Asea Brown Boveri) -
ADR (Switzerland)	41,660	$885,275
Emerson Electric Co.	13,646	762,811

		1,648,086

Industrial Conglomerates - 0.4%
3M Co.	15,774	2,813,451
General Electric Co.	47,461	1,477,936

		4,291,387

Machinery - 0.5%
Caterpillar, Inc.	11,793	975,989
Flowserve Corp.	79,921	3,824,220
Illinois Tool Works, Inc.	7,263	838,150
Mueller Water Products, Inc. - Class A	33,951	402,659
Pentair plc (United Kingdom)	8,872	566,211

		6,607,229

Professional Services - 0.1%
Nielsen Holdings plc	15,963	859,767

Road & Rail - 0.2%
Kansas City Southern	12,534	1,204,643
Union Pacific Corp.	18,215	1,694,906

		2,899,549

Total Industrials		29,654,476

Information Technology - 8.4%
Communications Equipment - 0.2%
Cisco Systems, Inc.	65,581	2,002,188
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	86,030	642,644

		2,644,832

Electronic Equipment, Instruments & Components - 0.4%
FLIR Systems, Inc.	95,530	3,112,367
VeriFone Systems, Inc.*	124,450	2,384,462

		5,496,829

Internet Software & Services - 1.6%
Alphabet, Inc. - Class A*[2]	6,590	5,214,931
Alphabet, Inc. - Class C*	6,560	5,043,262
Facebook, Inc. - Class A*	70,850	8,781,149

		19,039,342

IT Services - 1.9%
Automatic Data Processing, Inc.	9,033	803,485
Broadridge Financial Solutions, Inc.	15,676	1,060,952

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE	SHARES
TERM SERIES		VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
International Business Machines Corp.	11,637	$1,869,135
InterXion Holding N.V. - ADR (Netherlands)*	8,400	318,192
MasterCard, Inc. - Class A2	94,360	8,986,846
PayPal Holdings, Inc.*	143,530	5,345,057
Visa, Inc. - Class A2	67,750	5,287,888

		23,671,555

Semiconductors & Semiconductor Equipment - 1.6%
Intel Corp.	64,352	2,243,311
QUALCOMM, Inc.	230,624	14,432,450
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	57,670	1,602,073
Texas Instruments, Inc.	17,376	1,211,976

		19,489,810

Software - 1.8%
Electronic Arts, Inc.*	115,310	8,800,459
Microsoft Corp.	87,528	4,961,087
ServiceNow, Inc.*	111,410	8,346,837

		22,108,383

Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	87,849	9,154,744
Canon, Inc. - ADR (Japan)	25,008	706,976
EMC Corp.	30,165	853,066

		10,714,786

Total Information Technology		103,165,537

Materials - 2.7%
Chemicals - 1.9%
Ashland, Inc.	66,690	7,551,976
The Dow Chemical Co.	12,373	664,059
E.I. du Pont de Nemours & Co.	9,677	669,358
FMC Corp.	13,450	639,413
LyondellBasell Industries N.V. - Class A	8,443	635,420
Monsanto Co.	110,307	11,777,478
Praxair, Inc.	5,855	682,342
RPM International, Inc.	15,156	822,365

		23,442,411

Containers & Packaging - 0.3%
Bemis Co., Inc.	18,536	946,077
Graphic Packaging Holding Co.	49,696	677,853
Sealed Air Corp.	20,210	953,508

	SHARES/ PRINCIPAL AMOUNT[3]
		VALUE

COMMON STOCKS (continued)

Materials (continued)
Containers & Packaging (continued)
Sonoco Products Co.	18,467	$940,524

		3,517,962

Metals & Mining - 0.5%
Alcoa, Inc.	613,370	6,513,989

Total Materials		33,474,362

Telecommunication Services - 0.1%
Wireless Telecommunication Services - 0.1%
NTT DOCOMO, Inc. - ADR (Japan)	54,292	1,482,715

Utilities - 0.1%
Electric Utilities - 0.1%
Eversource Energy	9,461	553,374
Exelon Corp.	10,185	379,697

		933,071

Multi-Utilities - 0.0%##
CMS Energy Corp.	14,181	640,698

Total Utilities		1,573,769

TOTAL COMMON STOCKS
(Identified Cost $370,805,144)		407,852,252

CORPORATE BONDS - 23.0%

Non-Convertible Corporate Bonds - 23.0%

Consumer Discretionary - 1.8%
Auto Components - 0.3%
Dana Financing Luxembourg S.A.R.L.[4], 6.50%, 6/1/2026	205,000	210,125
Magna International, Inc. (Canada), 4.15%, 10/1/2025	2,990,000	3,304,330

		3,514,455

Household Durables - 0.6%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[4], 6.125%, 7/1/2022	1,220,000	1,207,800
Lennar Corp., 12.25%, 6/1/2017	720,000	777,600
Meritage Homes Corp., 7.15%, 4/15/2020	575,000	628,188
Meritage Homes Corp., 7.00%, 4/1/2022	620,000	680,450
NVR, Inc., 3.95%, 9/15/2022	2,440,000	2,586,219
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	765,000	784,125
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	1,065,000	979,800

		7,644,182

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Internet & Catalog Retail - 0.5%
The Priceline Group, Inc., 3.60%, 6/1/2026	5,325,000	$5,584,961

Media - 0.3%
CCO Holdings LLC - CCO Holdings Capital Corp.[4], 5.875%, 4/1/2024	560,000	597,800
Columbus International, Inc. (Barbados)[4], 7.375%, 3/30/2021	735,000	784,399
Sinclair Television Group, Inc.[4], 5.625%, 8/1/2024	615,000	634,988
Sirius XM Radio, Inc.[4], 5.375%, 4/15/2025	610,000	626,586
VTR Finance B.V. (Chile)[4], 6.875%, 1/15/2024	1,315,000	1,354,450

		3,998,223

Multiline Retail - 0.1%
Dollar General Corp., 3.25%, 4/15/2023	1,570,000	1,650,381

Total Consumer Discretionary		22,392,202

Consumer Staples - 1.5%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	2,385,000	2,748,681
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	1,815,000	2,955,522
PepsiCo, Inc., 3.10%, 7/17/2022	2,600,000	2,802,309

		8,506,512

Food & Staples Retailing - 0.6%
C&S Group Enterprises LLC[4], 5.375%, 7/15/2022	990,000	950,400
CVS Health Corp., 3.50%, 7/20/2022	3,910,000	4,242,682
The Kroger Co., 2.60%, 2/1/2021	2,690,000	2,792,341

		7,985,423

Food Products - 0.1%
Pinnacle Operating Corp.[4], 9.00%, 11/15/2020	1,190,000	975,800

Household Products - 0.1%
HRG Group, Inc., 7.75%, 1/15/2022 .	940,000	958,800

Total Consumer Staples		18,426,535

Energy - 3.2%
Energy Equipment & Services - 0.7%
Ensco plc, 5.20%, 3/15/2025	1,790,000	1,217,200
FTS International, Inc., 6.25%, 5/1/2022	620,000	232,500

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Energy Equipment & Services (continued)
Pride International, Inc., 8.50%, 6/15/2019	700,000	$715,750
Schlumberger Holdings Corp.[4], 3.625%, 12/21/2022	5,330,000	5,703,926
Transocean, Inc., 3.75%, 10/15/2017	335,000	328,300
Weatherford International Ltd., 7.75%, 6/15/2021	430,000	406,216

		8,603,892

Oil, Gas & Consumable Fuels - 2.5%
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	5,360,000	5,699,690
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	170,000	161,075
Cheniere Corpus Christi Holdings, LLC[4], 7.00%, 6/30/2024	615,000	642,675
Chevron Corp., 1.79%, 11/16/2018	2,735,000	2,776,383
Columbia Pipeline Group, Inc., 4.50%, 6/1/2025	2,730,000	2,944,747
ConocoPhillips Co., 3.35%, 11/15/2024	2,820,000	2,832,154
Crestwood Midstream Partners LP - Crestwood Midstream Finance Corp., 6.125%, 3/1/2022	395,000	370,557
Hilcorp Energy I LP - Hilcorp Finance Co.[4], 5.75%, 10/1/2025	310,000	292,950
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024	5,780,000	5,868,659
Kinder Morgan, Inc.[4], 5.625%, 11/15/2023	2,720,000	2,974,002
Oasis Petroleum, Inc., 6.875%, 1/15/2023	175,000	147,000
PBF Holding Co. LLC - PBF Finance Corp.[4], 7.00%, 11/15/2023	610,000	582,550
Petroleos Mexicanos (Mexico), 4.50%, 1/23/2026	2,900,000	2,804,300
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	1,190,000	1,228,675
TransCanada PipeLines Ltd. (Canada), 3.75%, 10/16/2023	550,000	595,972
WPX Energy, Inc., 6.00%, 1/15/2022	350,000	316,750

		30,238,139

Total Energy		38,842,031

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials - 8.2%
Banks - 3.3%
Bank of America Corp., 5.70%, 5/2/2017		2,705,000	$2,788,869
Bank of America Corp., 4.00%, 1/22/2025		4,160,000	4,321,341
Barclays Bank plc (United Kingdom)[4], 10.179%, 6/12/2021		2,180,000	2,785,294
CIT Group, Inc., 4.25%, 8/15/2017		200,000	203,850
Citigroup, Inc., 3.875%, 3/26/2025		5,605,000	5,806,858
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	AUD	300,000	231,881
Cooperatieve Rabobank U.A. (Netherlands)[5,6], 8.40%,		850,000	893,350
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019		2,675,000	2,751,607
Intesa Sanpaolo S.p.A. (Italy)[4], 6.50%, 2/24/2021		2,430,000	2,768,606
JPMorgan Chase & Co., 4.95%, 3/25/2020		5,035,000	5,581,725
Lloyds Bank plc (United Kingdom)4, [5], [7], 12.00%,		945,000	1,285,597
Lloyds Banking Group plc (United Kingdom)[4], 4.582%, 12/10/2025		5,540,000	5,655,060
Popular, Inc., 7.00%, 7/1/2019		1,195,000	1,215,912
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	340,000	271,349
Santander Bank N.A., 8.75%, 5/30/2018		1,595,000	1,773,878
Santander Holdings USA, Inc., 2.65%, 4/17/2020		1,815,000	1,824,226
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	AUD	300,000	232,144

			40,391,547

Capital Markets - 1.6%
The Goldman Sachs Group, Inc.[8], 2.274%, 11/29/2023		5,525,000	5,533,453
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025		2,725,000	2,879,042
Morgan Stanley, 2.125%, 4/25/2018		4,130,000	4,171,680
Morgan Stanley, 5.00%, 11/24/2025		3,840,000	4,267,818
TD Ameritrade Holding Corp., 2.95%, 4/1/2022		2,690,000	2,805,810

			19,657,803

Consumer Finance - 0.2%
Ally Financial, Inc., 2.75%, 1/30/2017		840,000	844,200
Navient Corp., 6.125%, 3/25/2024		1,255,000	1,185,975

			2,030,175

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services - 0.1%
Horizon Pharma, Inc., 6.625%, 5/1/2023	765,000	$742,050
Jefferies Finance LLC - JFIN Co-Issuer Corp.[4], 7.375%, 4/1/2020	790,000	738,650

		1,480,700

Insurance - 1.3%
American International Group, Inc., 4.125%, 2/15/2024	3,990,000	4,292,171
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	7,835,000	8,767,122
AXA S.A. (France)[5,8], 1.825%,	421,000	281,649
Prudential Financial, Inc.[9], 5.875%, 9/15/2042	2,590,000	2,870,368

		16,211,310

Real Estate Investment Trusts (REITS) - 1.3%
American Tower Corp., 3.30%, 2/15/2021	5,410,000	5,688,112
Crown Castle Towers LLC[4], 6.113%, 1/15/2020	1,880,000	2,095,332
Crown Castle Towers LLC[4], 4.883%, 8/15/2020	514,000	561,020
Crown Castle Towers LLC[4], 3.222%, 5/15/2022	1,020,000	1,059,341
Greystar Real Estate Partners LLC[4], 8.25%, 12/1/2022	540,000	573,415
GTP Acquisition Partners I LLC[4], 2.35%, 6/15/2020	1,140,000	1,134,619
MPT Operating Partnership LP - MPT Finance Corp., 5.25%, 8/1/2026	580,000	609,725
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[4], 8.25%, 11/7/2021 .	895,000	895,000
Welltower, Inc., 4.95%, 1/15/2021	2,540,000	2,820,198

		15,436,762

Real Estate Management & Development - 0.2%
Forestar USA Real Estate Group, Inc.[4], 8.50%, 6/1/2022	615,000	681,112
Rialto Holdings LLC - Rialto Corp.[4], 7.00%, 12/1/2018	1,475,000	1,505,385

		2,186,497

Thrifts & Mortgage Finance - 0.2%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	1,050,000	1,063,125

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Thrifts & Mortgage Finance (continued)
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance
Corp.[4], 5.875%, 8/1/2021	1,045,000	$948,338
Radian Group, Inc., 7.00%, 3/15/2021	610,000	674,812

		2,686,275

Total Financials		100,081,069

Health Care - 0.6%
Biotechnology - 0.3%
AbbVie, Inc., 1.80%, 5/14/2018	2,750,000	2,772,223
AMAG Pharmaceuticals, Inc.[4], 7.875%, 9/1/2023	895,000	866,807

		3,639,030

Health Care Providers & Services - 0.2%
HCA, Inc., 7.50%, 2/15/2022	550,000	624,250
Tenet Healthcare Corp.[8], 4.153%, 6/15/2020	635,000	630,238
Tenet Healthcare Corp., 8.125%, 4/1/2022	615,000	634,988

		1,889,476

Pharmaceuticals - 0.1%
Concordia International Corp. (Canada)[4], 7.00%, 4/15/2023	930,000	767,250
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[4], 5.625%, 10/15/2023	930,000	892,800

		1,660,050

Total Health Care		7,188,556

Industrials - 2.8%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc.[4], 5.25%, 2/1/2021 .	1,399,000	1,353,533

Air Freight & Logistics - 0.0%##
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[4,10], 10.00%, 2/15/2018	630,000	327,600

Airlines - 0.5%
Allegiant Travel Co., 5.50%, 7/15/2019	910,000	953,225
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	2,249,506	2,463,209
Southwest Airlines Co., 2.75%, 11/6/2019	1,930,000	2,001,109

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
Southwest Airlines Co., 2.65%, 11/5/2020	1,010,000	$1,040,409

		6,457,952

Commercial Services & Supplies - 0.1%
Constellis Holdings LLC - Constellis
Finance Corp.[4], 9.75%, 5/15/2020	780,000	760,500
Herc Rentals, Inc.[4], 7.50%, 6/1/2022	300,000	303,750
West Corp.[4], 4.75%, 7/15/2021	265,000	266,988

		1,331,238

Construction & Engineering - 0.2%
Fluor Corp., 3.50%, 12/15/2024	2,560,000	2,745,265

Industrial Conglomerates - 0.7%
General Electric Co.[8], 1.148%, 5/5/2026	2,195,000	2,075,120
Siemens Financieringsmaatschappij N.V. (Germany)[4], 2.90%, 5/27/2022	5,310,000	5,635,816

		7,710,936

Machinery - 0.2%
Case New Holland Industrial, Inc. (United Kingdom), 7.875%, 12/1/2017	765,000	821,419
Shape Technologies Group Inc[4], 7.625%, 2/1/2020	630,000	626,459
Xerium Technologies, Inc.[4], 9.50%, 8/15/2021	425,000	422,875

		1,870,753

Trading Companies & Distributors - 1.0%
Air Lease Corp., 3.375%, 6/1/2021	5,453,000	5,665,776
Aircastle Ltd., 5.50%, 2/15/2022	590,000	631,300
Aviation Capital Group Corp.[4], 3.875%, 9/27/2016	4,145,000	4,155,363
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	1,160,000	1,157,100
International Lease Finance Corp., 6.25%, 5/15/2019	570,000	624,862

		12,234,401

Total Industrials		34,031,678

Information Technology - 1.7%
Internet Software & Services - 0.4%eBay, Inc., 2.50%, 3/9/2018	4,090,000	4,165,653
VeriSign, Inc., 5.25%, 4/1/2025	310,000	323,950

		4,489,603

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
IT Services - 0.6%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	2,690,000	$2,804,435
Visa, Inc., 2.80%, 12/14/2022	4,000,000	4,227,756

		7,032,191

Semiconductors & Semiconductor Equipment - 0.4%
Intel Corp., 2.45%, 7/29/2020	2,690,000	2,805,283
QUALCOMM, Inc., 3.00%, 5/20/2022	2,670,000	2,815,163

		5,620,446

Technology Hardware, Storage & Peripherals - 0.3%
Diebold, Inc.[4], 8.50%, 4/15/2024	600,000	600,750
Hewlett Packard Enterprise Co.[4], 2.45%, 10/5/2017	2,750,000	2,783,368
Western Digital Corp.[4] , 10.50%, 4/1/2024	635,000	715,169

		4,099,287

Total Information Technology		21,241,527

Materials - 1.2%
Chemicals - 0.6%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[4], 6.75%, 10/15/2019	1,340,000	1,329,950
The Dow Chemical Co., 8.55%, 5/15/2019	2,330,000	2,774,611
Solvay Finance America LLC (Belgium)[4], 3.40%, 12/3/2020	2,700,000	2,821,152

		6,925,713

Containers & Packaging - 0.1%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[4,8], 3.653%, 12/15/2019	645,000	650,644
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[4], 7.25%, 5/15/2024	710,000	749,050

		1,399,694

Metals & Mining - 0.4%
Alcoa, Inc., 5.87%, 2/23/2022	970,000	1,045,175
Anglo American Capital plc (United Kingdom)[4], 3.625%, 5/14/2020	200,000	193,500
ArcelorMittal (Luxembourg), 10.85%, 6/1/2019	280,000	329,000
BHP Billiton Finance USA Ltd. (Australia), 3.85%, 9/30/2023	2,535,000	2,808,861

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
SunCoke Energy Partners LP -
SunCoke Energy Partners
Finance Corp.[4], 7.375%, 2/1/2020 .	925,000	$786,250
Techniplas LLC[4], 10.00%, 5/1/2020	600,000	465,000

		5,627,786

Paper & Forest Products - 0.1%
Domtar Corp., 4.40%, 4/1/2022	1,379,000	1,430,337

Total Materials		15,383,530

Telecommunication Services - 1.8%
Diversified Telecommunication Services - 1.4%
AT&T, Inc., 5.20%, 3/15/2020	4,990,000	5,590,956
CenturyLink, Inc., 7.50%, 4/1/2024	1,245,000	1,329,037
Frontier Communications Corp., 11.00%, 9/15/2025	1,400,000	1,494,500
Inmarsat Finance plc (United Kingdom)[4], 4.875%, 5/15/2022	1,350,000	1,255,230
Numericable-SFR S.A. (France)[4], 6.25%, 5/15/2024	170,000	163,094
Qualitytech LP - QTS Finance Corp., 5.875%, 8/1/2022	855,000	876,375
Verizon Communications, Inc., 4.15%, 3/15/2024	5,130,000	5,714,446

		16,423,638

Wireless Telecommunication Services - 0.4%
Altice Financing S.A. (Luxembourg)[4], 6.625%, 2/15/2023	2,055,000	2,058,863
Hughes Satellite Systems Corp.[4], 6.625%, 8/1/2026	590,000	585,575
SBA Tower Trust[4], 3.598%, 4/15/2018	1,175,000	1,182,960
T-Mobile USA, Inc., 6.836%, 4/28/2023	550,000	587,125
Wind Acquisition Finance S.A. (Italy)[4], 4.75%, 7/15/2020	715,000	711,875

		5,126,398

Total Telecommunication Services		21,550,036

Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Yield plc (Spain)[4], 7.00%, 11/15/2019	1,165,000	1,159,175
Terraform Global Operating LLC[4], 9.75%, 8/15/2022	920,000	922,300

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT3 / SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power and Renewable Electricity Producers (continued)
TerraForm Power Operating LLC[4], 6.125%, 6/15/2025	600,000	$597,000

Total Utilities		2,678,475

TOTAL CORPORATE BONDS (Identified Cost $277,010,912)		281,815,639

MUTUAL FUNDS - 0.1%
The Gabelli Dividend & Income Trust	17,743	354,860
iShares U.S. Real Estate ETF	3,900	332,943
Tri-Continental Corp.	38,989	834,365

TOTAL MUTUAL FUNDS (Identified Cost $1,434,287)		1,522,168

U.S. TREASURY SECURITIES - 20.5%

U.S. Treasury Bonds - 1.0%
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042 (Identified Cost $10,515,692)	11,482,344	11,919,362

U.S. Treasury Notes - 19.5%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2017	32,286,821	32,293,537
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	20,831,831	21,205,346
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	11,635,920	11,791,062
U.S. Treasury Note, 0.75%, 4/15/2018	57,664,000	57,740,578
U.S. Treasury Note, 1.375%, 4/30/2020	56,951,000	57,954,306
U.S. Treasury Note, 1.75%, 4/30/2022	56,381,000	58,255,217

Total U.S. Treasury Notes (Identified Cost $237,630,382)		239,240,046

TOTAL U.S. TREASURY SECURITIES (Identified Cost $248,146,074)		251,159,408

	PRINCIPAL AMOUNT[3]	VALUE

ASSET-BACKED SECURITIES - 1.6%

Alterna Funding I LLC, Series 2014-1A, Class NOTE[4], 1.639%, 2/15/2021	910,603	$886,130
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A4, 2.00%, 12/10/2023	1,455,733	1,448,454
Colony American Homes, Series 2015-1A, Class A4, 8, 1.682%, 7/17/2032	2,228,435	2,219,214
Enterprise Fleet Financing LLC[4], 1.74%, 2/22/2022	245,000	244,883
Enterprise Fleet Financing LLC, Series 2014-2, Class A3[4], 1.64%, 3/20/2020	1,975,000	1,974,653
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[4], 1.59%, 2/22/2021	2,045,093	2,046,849
FDIC Trust, Series 2011-R1, Class A4, 2.672%, 7/25/2026	504,235	513,810
FNA Trust, Series 2014-1A, Class A4, 1.296%, 12/10/2022	453,653	450,321
Home Partners of America Trust, Series 2016-1, Class A4, 8, 2.093%, 3/17/2033	1,145,601	1,151,267
Invitation Homes Trust, Series 2015-SFR3, Class A4, 8, 1.743%, 8/17/2032	2,467,302	2,468,371
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A4, 1.92%, 10/15/2019	1,750,000	1,746,035
SpringCastle America Funding LLC, Series 2014-AA, Class A4, 2.70%, 5/25/2023	1,210,086	1,213,474
Starwood Retail Property Trust, Series 2014-STAR, Class A4, 8, 1.701%, 11/15/2027	2,615,000	2,591,684
Tax Ease Funding LLC, Series 2016-1A, Class A4, 3.131%, 6/15/2028	980,000	979,196

TOTAL ASSET-BACKED SECURITIES (Identified Cost $19,966,179)		19,934,341

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.2%

Americold LLC Trust, Series 2010-ARTA, Class A1[4], 3.847%, 1/14/2029	255,717	$267,290
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4[8], 5.889%, 7/10/2044	87,706	87,600
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM8, 5.568%, 10/12/2041	1,920,000	1,926,557
BWAY Mortgage Trust, Series 2015-1740, Class A4, 2.917%, 1/13/2035	5,200,000	5,357,249
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 8/15/2048	1,868,926	1,871,505
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A4, 3.178%, 2/10/2035	500,000	532,925
Commercial Mortgage Pass-Through Certificates, Series 2015-DC1, Class A5, 3.35%, 2/10/2048	5,000,000	5,377,432
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A3, 5.311%, 12/15/2039	2,052,937	2,053,264
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[4,8], 2.50%, 5/25/2043	1,871,029	1,873,587
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[4,8], 2.13%, 2/25/2043	1,424,336	1,402,804
DB-UBS Mortgage Trust, Series 2011-LC1A, Class A1[4], 3.742%, 11/10/2046	13,241	13,315
Extended Stay America Trust, Series 2013-ESH7, Class A27[4], 2.958%, 12/5/2031	1,593,651	1,600,968
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	799,757	800,262
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[8], 1.58%, 8/25/2020	23,727,287	1,019,111
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[8], 1.381%, 4/25/2021	2,829,908	138,948
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[8], 1.701%, 10/25/2021	6,958,828	459,644

	PRINCIPAL AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[8], 1.523%, 12/25/2021	8,610,594	$511,405
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[8], 1.618%, 6/25/2022	15,792,819	1,117,704
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[8], 0.329%, 4/25/2023	79,330,533	977,622
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[8], 0.231%, 5/25/2023	49,431,626	360,104
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[8], 1.699%, 10/25/2018	10,579,604	312,962
FREMF Mortgage Trust, Series 2011-K701, Class B4, 8, 4.436%, 7/25/2048	875,000	896,001
FREMF Mortgage Trust, Series 2011-K702, Class B4, 8, 4.931%, 4/25/2044	1,250,000	1,302,780
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[4], 0.10%, 6/25/2046	211,727,104	1,126,304
FREMF Mortgage Trust, Series 2013-K502, Class B4, 8, 2.728%, 3/25/2045	1,725,000	1,731,117
FREMF Mortgage Trust, Series 2013-K712, Class B4, 8, 3.484%, 5/25/2045	1,160,000	1,191,511
FREMF Mortgage Trust, Series 2014-K41, Class B4, 8, 3.961%, 11/25/2047	2,500,000	2,565,805
FREMF Mortgage Trust, Series 2014-K716, Class B4, 8, 4.084%, 8/25/2047	3,075,000	3,245,363
FREMF Mortgage Trust, Series 2015-K42, Class B4, 8, 3.985%, 12/25/2024	490,000	515,948
FREMF Mortgage Trust, Series 2015-K43, Class B4, 8, 3.863%, 2/25/2048	500,000	509,241
FREMF Mortgage Trust, Series 2015-K720, Class B4, 8, 3.506%, 7/25/2022	270,000	262,799
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[4,8], 3.495%, 12/15/2034	2,800,000	2,906,320

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[4,8], 3.495%, 12/15/2034	1,290,000	$1,300,631
GS Mortgage Securities Trust, Series 2010-C2, Class A1[4], 3.849%, 12/10/2043	143,284	150,578
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 5/15/2047	5,297,003	5,328,222
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[4,8], 3.00%, 3/25/2043	1,042,244	1,058,631
JP Morgan Mortgage Trust, Series 2013-2, Class A2[4,8], 3.50%, 5/25/2043	1,324,324	1,363,951
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[4,8], 3.00%, 6/25/2029	1,671,021	1,719,846
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, 5.347%, 11/15/2038	278,992	279,178
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[4], 2.767%, 1/20/2041	310,401	312,804
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class A4, 5.328%, 11/12/2041	136,010	135,964
Motel 6 Trust, Series 2015-MTL6, Class B4, 3.298%, 2/5/2030	2,550,000	2,581,115
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[4,8], 3.75%, 11/25/2054	1,812,872	1,885,451
New Residential Mortgage Loan Trust, Series 2015-2A, Class A14, [8], 3.75%, 8/25/2055	1,774,388	1,851,092
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025	1,258,117	1,295,261
SBA Small Business Investment Companies, Series 2015-10B, Class 1, 2.829%, 9/10/2025	5,676,095	5,859,814
SCG Trust, Series 2013-SRP1, Class AJ4, 8, 2.431%, 11/15/2026	4,050,000	4,045,494
Sequoia Mortgage Trust, Series 2013-2, Class A8, 1.874%, 2/25/2043	1,202,035	1,158,038
Sequoia Mortgage Trust, Series 2013-7, Class A2[8], 3.00%, 6/25/2043	1,134,690	1,152,352
Sequoia Mortgage Trust, Series 2013-8, Class A1[8], 3.00%, 6/25/2043	1,539,966	1,567,878

	PRINCIPAL AMOUNT[3]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Vornado DP LLC Trust, Series 2010-VNO, Class A2FX4, 4.004%, 9/13/2028		155,000	$165,602
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[8], 6.011%, 6/15/2045		29,805	29,805
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[4], 4.393%, 11/15/2043		265,000	290,440
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A44, [8], 4.869%, 2/15/2044		1,225,000	1,379,188
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045		1,815,000	1,827,727
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047		960,000	1,085,349
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class A5, 3.995%, 5/15/2047		1,440,000	1,619,814
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[4,8], 3.50%, 1/20/2045		1,981,684	2,038,308
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[4,8], 3.50%, 3/20/2045		2,100,891	2,154,955

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $86,661,899)			87,952,935

FOREIGN GOVERNMENT BONDS - 2.0%

Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	330,000,000	519,292
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019		400,000	482,000
Bundesrepublik Deutschland (Germany), 1.50%, 9/4/2022	EUR	200,000	251,609
Bundesrepublik Deutschland (Germany), 1.00%, 8/15/2024	EUR	200,000	248,476
Canada Housing Trust No. 1 (Canada)[4], 4.10%, 12/15/2018	CAD	295,000	243,628
Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD	125,000	96,704
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	360,000	307,543
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		9,225,000	9,530,772
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	EUR	230,000	314,664

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]		VALUE

FOREIGN GOVERNMENT BONDS (continued)

Ireland Government Bond (Ireland), 0.80%, 3/15/2022	EUR	200,000	$235,117
Ireland Government Bond (Ireland), 3.90%, 3/20/2023	EUR	50,000	70,204
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR	480,000	696,492
Italy Buoni Poliennali Del Tesoro (Italy), 1.45%, 9/15/2022	EUR	75,000	88,446
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	EUR	565,000	822,503
Italy Buoni Poliennali Del Tesoro (Italy), 1.50%, 6/1/2025	EUR	200,000	232,925
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	JPY	77,000,000	756,386
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	KRW	380,000,000	342,643
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR	1,775,000	437,062
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	MXN	4,560,000	245,613
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	MXN	8,250,000	440,574
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	8,000,000	463,253
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	3,000,000	165,831
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	5,500,000	304,611
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,000,000	60,940
Norway Government Bond (Norway)[4], 4.25%, 5/19/2017	NOK	1,280,000	156,199
Province of New Brunswick Canada (Canada), 5.20%, 2/21/2017		3,500,000	3,584,511
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	650,000	503,196
Spain Government Bond (Spain), 4.50%, 1/31/2018	EUR	250,000	299,052
Spain Government Bond (Spain)[4], 4.00%, 4/30/2020	EUR	390,000	501,164
Spain Government Bond (Spain)[4], 5.40%, 1/31/2023	EUR	575,000	846,638
Spain Government Bond (Spain)[4], 1.60%, 4/30/2025	EUR	400,000	474,704
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	290,000	387,486
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	365,000	521,264

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $25,375,403)			24,631,502

	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES - 10.3%

Mortgage-Backed Securities - 10.3%

Fannie Mae, Pool #888468, 5.50%, 9/1/2021	522,771	$561,334
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	44,213	46,893
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	64,596	70,039
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	353,358	378,860
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	80,859	87,964
Fannie Mae, Pool #888815, 4.50%, 11/1/2022	56,304	58,457
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	612,635	655,680
Fannie Mae, Pool #AA1563, 4.50%, 2/1/2024	44,360	45,468
Fannie Mae, Pool #AC1557, 4.50%, 9/1/2024	126,413	135,165
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	50,365	54,740
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	1,190,702	1,307,647
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034	1,534,081	1,660,783
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034	1,247,883	1,368,926
Fannie Mae, Pool #AS2547, 3.50%, 6/1/2034	1,001,840	1,066,498
Fannie Mae, Pool #AS3677, 4.00%, 10/1/2034	1,839,884	1,975,042
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035	3,290,680	3,563,115
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	49,852	54,426
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	808,538	912,274
Fannie Mae, Pool #886904, 6.50%, 9/1/2036	63,425	73,142
Fannie Mae, Pool #888021, 6.00%, 12/1/2036	243,048	278,013
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	268,763	301,839
Fannie Mae, Pool #256673, 5.50%, 4/1/2037	1,414,223	1,587,393
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	119,985	134,883
Fannie Mae, Pool #995050, 6.00%, 9/1/2037	335,711	383,741
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037	1,221,557	1,397,746

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)

Fannie Mae, Pool #933521, 5.00%, 1/1/2038	22,354	$24,712
Fannie Mae, Pool #972107, 5.00%, 2/1/2038	19,066	21,078
Fannie Mae, Pool #889260, 5.00%, 4/1/2038	35,729	39,498
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	604,580	679,918
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	722,460	825,602
Fannie Mae, Pool #912948, 5.00%, 5/1/2038	49,885	55,147
Fannie Mae, Pool #975840, 5.00%, 5/1/2038	98,604	109,607
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	731,250	819,481
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	641,110	732,623
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	1,106,450	1,263,886
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038	437,634	499,306
Fannie Mae, Pool #986458, 6.00%, 8/1/2038	16,409	18,749
Fannie Mae, Pool #987831, 6.00%, 9/1/2038	55,815	63,662
Fannie Mae, Pool #990897, 6.00%, 9/1/2038	134,241	153,220
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	128,658	147,009
Fannie Mae, Pool #993920, 6.00%, 11/1/2038	88,026	100,403
Fannie Mae, Pool #257497, 6.00%, 12/1/2038	38,663	44,100
Fannie Mae, Pool #AA0675, 6.00%, 12/1/2038	23,731	27,067
Fannie Mae, Pool #971022, 5.00%, 1/1/2039	65,331	72,223
Fannie Mae, Pool #AA1810, 5.00%, 1/1/2039	105,171	116,266
Fannie Mae, Pool #890294, 5.50%, 1/1/2039	1,425,016	1,600,280
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	760,599	854,392
Fannie Mae, Pool #983686, 5.00%, 2/1/2039	122,516	135,440
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	289,161	324,966
Fannie Mae, Pool #AE0604, 6.00%, 7/1/2039	1,002,528	1,148,202

	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)

Fannie Mae, Pool #AA6788, 6.00%, 8/1/2039	261,122	$300,269
Fannie Mae, Pool #AC0463, 5.00%, 11/1/2039	118,432	131,311
Fannie Mae, Pool #AC5111, 5.00%, 11/1/2039	209,520	232,185
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	1,718,414	1,875,758
Fannie Mae, Pool #MA0259, 5.00%, 12/1/2039	93,993	104,168
Fannie Mae, Pool #AC8573, 5.00%, 1/1/2040	153,400	170,040
Fannie Mae, Pool #890326, 5.50%, 1/1/2040	1,588,548	1,784,163
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	1,159,092	1,326,498
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	401,227	458,524
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	1,495,101	1,707,511
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	972,121	1,111,512
Fannie Mae, Pool #890519, 6.00%, 10/1/2040	2,225,229	2,542,552
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	1,084,094	1,184,334
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041	1,322,218	1,423,104
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	476,756	522,128
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	364,630	399,332
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	1,108,424	1,213,717
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	889,004	956,933
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	269,049	294,653
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	2,156,900	2,354,673
Fannie Mae, Pool #AB4300, 3.50%, 1/1/2042	374,990	397,496
Fannie Mae, Pool #AK4940, 3.50%, 3/1/2042	1,852,231	1,962,696
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	1,139,351	1,225,036
Fannie Mae, Pool #AL7767, 4.50%, 6/1/2044	2,849,963	3,117,290
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	4,316,761	4,709,370

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)

Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	1,740,746	$1,920,937
Fannie Mae, Pool #AZ2001, 3.50%, 5/1/2045	2,937,658	3,115,848
Fannie Mae, Pool #AZ3627, 4.00%, 11/1/2045	449,834	482,371
Fannie Mae, Pool #BA3890, 4.00%, 11/1/2045	598,613	642,003
Fannie Mae, Pool #BA6762, 4.00%, 12/1/2045	474,153	508,228
Fannie Mae, Pool #BA6763, 4.00%, 12/1/2045	664,105	714,282
Fannie Mae, Pool #MA2514, 4.50%, 1/1/2046	179,800	196,500
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	2,955,071	3,121,469
Fannie Mae, Pool #MA2569, 4.50%, 3/1/2046	1,746,814	1,914,095
Fannie Mae, Pool #BD2179, 4.00%, 7/1/2046	299,624	321,288
Fannie Mae, Pool #AL8674, 5.658%, 1/1/2049	2,261,513	2,597,637
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	166,863	175,417
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	81,313	88,259
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	57,581	62,540
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	78,896	86,096
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	221,424	243,013
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	1,477,981	1,620,961
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	2,074,680	2,276,980
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	1,427,637	1,543,379
Freddie Mac, Pool #C91850, 4.00%, 9/1/2035	904,634	977,603
Freddie Mac, Pool #C91854, 4.00%, 10/1/2035	2,788,918	3,013,881
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	211,981	239,085
Freddie Mac, Pool #G08216, 5.50%, 8/1/2037	484,692	544,388
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	53,707	61,428
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	194,568	218,761

	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)

Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	710,561	$813,315
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	824,432	928,404
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	460,924	518,501
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	209,018	235,039
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	223,660	249,625
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	558,206	628,730
Freddie Mac, Pool #G04471, 5.50%, 7/1/2038	66,866	75,100
Freddie Mac, Pool #G04776, 5.50%, 7/1/2038	486,541	545,970
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	669,904	753,197
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	342,052	383,940
Freddie Mac, Pool #G05196, 5.50%, 10/1/2038	692,798	779,313
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	619,022	695,613
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	1,453,344	1,587,854
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	432,041	485,658
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	369,018	414,859
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	169,515	194,011
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	107,383	123,100
Freddie Mac, Pool #G07104, 5.50%, 5/1/2040	398,782	450,388
Freddie Mac, Pool #G06789, 6.00%, 5/1/2040	477,125	545,932
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	2,476,411	2,710,082
Freddie Mac, Pool #G07589, 5.50%, 6/1/2041	1,681,661	1,888,336
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	2,682,053	2,840,887
Freddie Mac, Pool #Q17719, 3.50%, 4/1/2043	1,277,348	1,353,004
Freddie Mac, Pool #C09068, 3.50%, 11/1/2044	2,347,715	2,478,638
Freddie Mac, Pool #G08669, 4.00%, 9/1/2045	2,251,486	2,409,732

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)

Freddie Mac, Pool #G08672, 4.00%, 10/1/2045	5,134,726	$5,496,994
Freddie Mac, Pool #Q37174, 4.00%, 11/1/2045	1,051,678	1,125,650
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	3,375,155	3,640,390
Freddie Mac, Pool #Q37892, 4.00%, 12/1/2045	1,462,224	1,567,316
Freddie Mac, Pool #G60636, 4.00%, 1/1/2046	2,306,777	2,469,675
Freddie Mac, Pool #Q38388, 4.00%, 1/1/2046	481,590	519,506
Freddie Mac, Pool #Q40264, 3.50%, 5/1/2046	1,493,721	1,577,020
Ginnie Mae, Pool #671161, 5.50%, 11/15/2037	64,975	73,029

Total Mortgage-Backed Securities
(Identified Cost $123,774,125)		126,787,415

Other Agencies - 0.5%
Fannie Mae, 2.625%, 9/6/2024
(Identified Cost $5,241,716)	4,945,000	5,323,807

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $129,015,841)		132,111,222

TOTAL INVESTMENTS - 98.4%
(Identified Cost $1,158,415,739)		1,206,979,467
OTHER ASSETS, LESS LIABILITIES - 1.6%		20,035,319

NET ASSETS - 100%		$1,227,014,786

	CONTRACTS	VALUE

CALL OPTIONS WRITTEN - 0.0%##

Alphabet, Inc. - Class A, Strike $770, Expiring August 19, 2016	19	$(56,050)
BlackRock, Inc., Strike $370, Expiring August 19, 2016	40	(16,200)
Electronic Arts, Inc., Strike $87.50, Expiring August 19, 2016	172	(3,612)
Range Resources Corp., Strike $48, Expiring August 19, 2016	381	(1,905)
ServiceNow, Inc., Strike $83, Expiring August 19, 2016	165	(5,775)
TripAdvisor, Inc., Strike $75, Expiring
August 05, 2016	160	(18,880)
Visa, Inc. - Class A, Strike $82.50,
Expiring August 19, 2016	184	(1,840)

TOTAL CALL OPTIONS WRITTEN
(Premiums Received $90,112)		(104,262)

PUT OPTIONS WRITTEN - 0.0%##

Cerner Corp., Strike $55, Expiring August 19, 2016	249	(6,723)
The Priceline Group, Inc., Strike $1250, Expiring August 12, 2016	10	(16,810)
salesforce.com, Inc., Strike $72.50, Expiring August 19, 2016	744	(8,928)

TOTAL PUT OPTIONS WRITTEN
(Premiums Received $58,979)		$(32,461)

ADR - American Depositary Receipt

AUD - Australian Dollar

CAD - Canadian Dollar

CLP - Chilean Peso

ETF - Exchange traded fund

EUR - Euro

GBP - British Pound

IO - Interest only

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

No. - Number

NOK - Norwegian Krone

SGD - Singapore Dollar

Investment Portfolio - July 31, 2016

(unaudited)

##Less than 0.1%.

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2A portion of this security is designated with the broker as collateral for options contracts written. As of July 31, 2016, the total value of such securities was $15,112,822.

3Amount is stated in USD unless otherwise noted.

4Restricted securities—Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $148,091,953 or 12.1%, of the Series’ net assets as of July 31, 2016.

5Security is perpetual in nature and has no stated maturity date.

6The rate shown is a fixed rate as of July 31, 2016; the rate becomes floating, based on U.S. Treasury Yield Curve Rate Treasury Note Constant Maturity 5 Year in June 2017.

7The rate shown is a fixed rate as of July 31, 2016; the rate becomes floating, based on LIBOR plus a spread, in December 2024.

8The coupon rate is floating and is the effective rate as of July 31, 2016.

9The rate shown is a fixed rate as of July 31, 2016; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

10Represents a Payment-In-Kind bond.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On July 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciaton were as follows:

Cost for federal income tax purposes	$1,159,953,348
Unrealized appreciation	64,323,730
Unrealized depreciation	(17,297,611)

Net unrealized appreciation	$47,026,119

Fair Value Information:

Various inputs are used in determining the value of the Series assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2016 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$76,277,843	$71,023,840	$5,254,003	$—
Consumer Staples	35,076,049	24,774,924	10,301,125	—
Energy	20,916,703	20,439,706	476,997	—
Financials	53,767,456	53,468,720	298,736	—
Health Care	52,463,342	51,002,518	1,460,824	—
Industrials	29,654,476	26,214,182	3,440,294	—
Information Technology	103,165,537	103,165,537	—	—
Materials	33,474,362	33,474,362	—	—
Telecommunication Services	1,482,715	1,482,715	—	—
Utilities	1,573,769	1,573,769	—	—

Investment Portfolio - July 31, 2016

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
U.S. Treasury and other U.S. Government agencies	$383,270,630	$—	$383,270,630	$—
Corporate debt:
Consumer Discretionary	22,392,202	—	22,392,202	—
Consumer Staples	18,426,535	—	18,426,535	—
Energy	38,842,031	—	38,842,031	—
Financials	100,081,069	—	100,081,069	—
Health Care	7,188,556	—	7,188,556	—
Industrials	34,031,678	—	34,031,678	—
Information Technology	21,241,527	—	21,241,527	—
Materials	15,383,530	—	15,383,530	—
Telecommunication Services	21,550,036	—	21,550,036	—
Utilities	2,678,475	—	2,678,475	—
Asset-backed securities	19,934,341	—	19,934,341	—
Commercial mortgage-backed securities	87,952,935	—	87,952,935	—
Foreign government bonds	24,631,502	—	24,631,502	—
Mutual funds	1,522,168	1,522,168	—	—

Total assets	1,206,979,467	388,142,441	818,837,026	—

Liabilities:
Other financial instruments*:
Equity contracts	(136,723)	(136,723)	—	—

Total liabilities	(136,723)	(136,723)	—	—

Total	$1,206,842,744	$388,005,718	$818,837,026	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2015 or July 31, 2016.

*Other financial instruments are exchange traded options (Level 1).

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	SHARES	VALUE

COMMON STOCKS - 44.5%

Consumer Discretionary - 10.9%
Diversified Consumer Services - 0.2%
Fu Shou Yuan International Group Ltd. (China)[1]	1,362,140	$913,655
Houghton Mifflin Harcourt Co.*	29,660	502,737
Kroton Educacional S.A. (Brazil)	83,253	374,875

		1,791,267

Hotels, Restaurants & Leisure - 0.9%
Accor S.A. (France)[1]	12,630	528,747
Chipotle Mexican Grill, Inc.*	1,240	525,748
Yum! Brands, Inc.	91,790	8,207,862

		9,262,357

Household Durables - 0.0%##
LGI Homes, Inc.*	5,340	183,322

Internet & Catalog Retail - 2.8%
Amazon.com, Inc.*	10,510	7,975,093
ASOS plc (United Kingdom)*[1]	11,340	677,026
Expedia, Inc.	6,490	757,058
The Priceline Group, Inc.*	8,560	11,562,934
Rakuten, Inc. (Japan)[1]	126,650	1,433,252
TripAdvisor, Inc.*[2]	84,280	5,897,072
Zalando SE (Germany)*[1,3]	19,140	725,733

		29,028,168

Leisure Products - 0.0%##
Shimano, Inc. (Japan)[1]	3,420	534,856

Media - 5.0%
AMC Networks, Inc. - Class A*	68,910	3,814,858
Global Mediacom Tbk PT (Indonesia)[1] .	2,327,300	183,534
ITV plc (United Kingdom)[1]	1,335,490	3,462,843
Liberty Global plc - Class A - ADR (United Kingdom)*	262,899	8,336,527
Sinclair Broadcast Group, Inc. - Class A	131,400	3,655,548
Surya Citra Media Tbk PT (Indonesia)[1]	1,379,470	334,188
Time Warner, Inc.	203,830	15,623,570
Tribune Media Co. - Class A	213,290	7,902,394
Twenty-First Century Fox, Inc. - Class A	333,960	8,896,694

		52,210,156

Specialty Retail - 0.7%
Advance Auto Parts, Inc.	9,640	1,637,450
Kingfisher plc (United Kingdom)[1]	1,068,070	4,742,959
Monro Muffler Brake, Inc.	10,110	633,088
Mr Price Group Ltd. (South Africa)[1]	11,030	181,894

		7,195,391

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)

Textiles, Apparel & Luxury Goods - 1.3%
ANTA Sports Products Ltd. (China)[1]	173,520	$387,803
Kering (France)[1]	3,690	701,282
lululemon athletica, Inc.*	154,047	11,961,750

		13,050,835

Total Consumer Discretionary		113,256,352

Consumer Staples - 4.1%
Beverages - 2.5%
Ambev S.A. - ADR (Brazil)	1,700,656	9,829,792
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	55,285	7,142,425
Cia Cervecerias Unidas S.A. - ADR (Chile)	17,700	404,799
Diageo plc (United Kingdom)[1]	282,533	8,096,467
Fomento Economico Mexicano S.A.B.de C.V. - ADR (Mexico)	1,870	167,365
Treasury Wine Estates Ltd. (Australia)[1]	88,456	649,740

		26,290,588

Food & Staples Retailing - 0.1%
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	120,600	806,476
Tesco plc (United Kingdom)*[1]	89,775	185,100

		991,576

Food Products - 0.5%
Adecoagro S.A. (Argentina)*	65,800	721,168
Danone S.A. (France)[1]	8,371	642,006
Gruma S.A.B de C.V. - Class B (Mexico)	12,900	185,719
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	58,070	173,529
Nestle S.A. (Switzerland)[1]	11,044	884,985
Sao Martinho S.A. (Brazil)	40,810	666,196
Suedzucker AG (Germany)[1]	40,687	1,018,145
Tiger Brands Ltd. (South Africa)[1]	10,350	290,717
Universal Robina Corp. (Philippines)[1]	111,020	472,658

		5,055,123

Personal Products - 0.9%
Beiersdorf AG (Germany)[1]	1,530	143,744
Unilever plc - ADR (United Kingdom)	194,369	9,098,413

		9,242,157

Tobacco - 0.1%
Gudang Garam Tbk PT (Indonesia)[1]	114,720	592,388
Japan Tobacco, Inc. (Japan)[1]	11,400	444,597
Swedish Match AB (Sweden)[1]	3,725	135,887

		1,172,872

Total Consumer Staples		42,752,316

1

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Energy - 1.7%
Energy Equipment & Services - 0.8%
Schlumberger Ltd.	105,793	$8,518,452

Oil, Gas & Consumable Fuels - 0.9%
Cameco Corp. (Canada)	32,629	311,933
Cosan S.A. Industria e Comercio (Brazil)	17,490	184,210
Galp Energia SGPS S.A. (Portugal)[1]	68,640	940,234
Range Resources Corp.	183,080	7,379,955
Royal Dutch Shell plc - Class B (Netherlands)[1]	5,772	153,528
Royal Dutch Shell plc - Class B - ADR (Netherlands)	5,730	310,623

		9,280,483

Total Energy		17,798,935

Financials - 3.4%
Banks - 0.0%##
ICICI Bank Ltd. - ADR (India)	32,510	246,426

Capital Markets - 0.7%
BlackRock, Inc.	20,730	7,592,362

Consumer Finance - 0.1%
SLM Corp.*	123,780	889,978

Diversified Financial Services - 0.0%##
JSE Ltd. (South Africa)[1]	16,500	202,136

Real Estate Investment Trusts (REITS) - 2.2%
Agree Realty Corp.	7,270	368,734
Alexandria Real Estate Equities, Inc.	3,130	351,499
alstria office REIT AG (Germany)[1]	42,410	590,628
American Campus Communities, Inc.	5,020	271,431
American Homes 4 Rent - Class A	13,320	289,044
Apartment Investment & Management Co. - Class A	7,610	349,832
AvalonBay Communities, Inc.	2,610	484,546
Boston Properties, Inc.	2,270	322,635
Brixmor Property Group, Inc.	6,240	177,216
CatchMark Timber Trust, Inc. - Class A	15,240	184,556
Chesapeake Lodging Trust	11,590	292,879
Colony Starwood Homes	8,500	278,460
Columbia Property Trust, Inc.	6,430	156,249
Community Healthcare Trust, Inc.	17,560	403,704
CoreSite Realty Corp.	1,420	117,193
Crown Castle International Corp.	1,710	165,921
CubeSmart	12,350	366,918
DDR Corp.	18,060	356,504
Digital Realty Trust, Inc.	2,170	226,678
Douglas Emmett, Inc.	8,560	325,622
Education Realty Trust, Inc.	5,363	258,175
Equinix, Inc.	1,010	376,599

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Equity LifeStyle Properties, Inc.	2,490	$204,778
Equity One, Inc.	9,270	308,413
Equity Residential	6,450	438,536
Extra Space Storage, Inc.	2,680	230,534
Fibra Shop Portafolios Inmobiliarios S.A.P.I. de C.V. (Mexico)	110,644	100,907
Forest City Realty Trust, Inc. - Class A	14,590	345,054
General Growth Properties, Inc.	9,510	303,844
Global Medical REIT, Inc.	7,280	79,498
Healthcare Trust of America, Inc. - Class A	7,040	239,712
Host Hotels & Resorts, Inc.	8,930	158,418
Klepierre (France)[1]	5,210	249,825
Lamar Advertising Co. - Class A	4,010	272,119
LaSalle Hotel Properties	8,660	238,583
Mid-America Apartment Communities, Inc.	2,480	262,930
NorthStar Realty Finance Corp.	15,310	205,154
Outfront Media, Inc.	12,877	299,648
Pennsylvania Real Estate Investment Trust	13,340	339,370
Physicians Realty Trust	19,930	432,880
Prologis, Inc.	10,820	589,582
Public Storage	1,250	298,650
Retail Opportunity Investments Corp.	3,950	90,178
Retail Properties of America, Inc. - Class A	9,990	176,124
Rexford Industrial Realty, Inc.	15,050	344,043
Simon Property Group, Inc.	4,590	1,042,114
Sovran Self Storage, Inc.	3,370	344,987
Spirit Realty Capital, Inc.	21,030	287,480
STORE Capital Corp.	10,600	330,614
Tanger Factory Outlet Centers, Inc.	6,990	291,763
Taubman Centers, Inc.	2,830	229,004
Terreno Realty Corp.	11,390	317,212
UDR, Inc.	4,350	161,950
Urban Edge Properties	9,110	272,480
Ventas, Inc.	4,160	316,826
Vornado Realty Trust	2,780	298,572
Welltower, Inc.	3,740	296,694
Weyerhaeuser Co.	173,032	5,661,607

		22,775,106

Real Estate Management & Development - 0.4%
CBRE Group, Inc. - Class A*	3,340	95,023
First Capital Realty, Inc. (Canada)	7,130	126,638

2

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Real Estate Management & Development (continued)
Realogy Holdings Corp.*	109,090	$3,380,699

		3,602,360

Total Financials		35,308,368

Health Care - 5.8%
Biotechnology - 0.4%
Alexion Pharmaceuticals, Inc.*	4,630	595,418
BioMarin Pharmaceutical, Inc.*	6,880	684,010
Cepheid, Inc.*	22,510	795,278
China Biologic Products, Inc. (China)*	3,190	380,822
Seattle Genetics, Inc.*	13,450	646,407
Vertex Pharmaceuticals, Inc.*	6,090	590,730

		3,692,665

Health Care Equipment & Supplies - 1.3%
Medtronic plc.	148,420	13,006,045
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	130,393	72,907

		13,078,952

Health Care Providers & Services - 1.0%
Acadia Healthcare Co., Inc.*	13,390	756,535
Brookdale Senior Living, Inc.*	5,050	93,274
DaVita HealthCare Partners, Inc.*	15,570	1,207,298
Express Scripts Holding Co.*[2]	82,610	6,284,143
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	5,550	506,925
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	14,020	640,013
KPJ Healthcare Berhad (Malaysia)[1]	238,490	250,765
Odontoprev S.A. (Brazil)	110,250	442,374
Siloam International Hospitals Tbk PT (Indonesia)*[1]	365,200	272,537

		10,453,864

Health Care Technology - 1.7%
Cerner Corp.*	291,660	18,196,667

Life Sciences Tools & Services - 0.0%##
QIAGEN N.V.*	7,710	206,628
QIAGEN N.V.*[1]	5,780	151,731

		358,359

Pharmaceuticals - 1.4%
AstraZeneca plc - ADR (United Kingdom)	20,640	704,650
Genomma Lab Internacional S.A.B. de C.V. - Class B (Mexico)*	118,860	136,673
GlaxoSmithKline plc (United Kingdom)[1]	11,020	246,110
Johnson & Johnson	97,020	12,149,815

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Novartis AG - ADR (Switzerland)	8,530	$710,208
Perrigo Co. plc	2,550	233,044

		14,180,500

Total Health Care.		59,961,007

Industrials - 1.9%
Aerospace & Defense - 0.5%
Korea Aerospace Industries Ltd. (South Korea)[1]	1,161	83,626
LIG Nex1 Co. Ltd. (South Korea)[1]	1,130	105,526
Safran S.A. (France)[1]	78,390	5,328,683

		5,517,835

Airlines - 0.1%
easyJet plc (United Kingdom)[1]	16,820	231,358
Ryanair Holdings plc - ADR (Ireland)	9,124	645,705

		877,063

Commercial Services & Supplies - 0.1%
China Everbright International Ltd. (China)[1]	155,850	168,783
KEPCO Plant Service & Engineering Co.Ltd. (South Korea)[1]	2,970	181,981
MiX Telematics Ltd. - ADR (South Africa)	30,760	157,799
Stericycle, Inc.*	8,130	733,895

		1,242,458

Industrial Conglomerates - 0.1%
Siemens AG (Germany)[1]	11,180	1,213,555

Machinery - 0.8%
Alstom S.A. (France)*[1]	20,000	492,493
ANDRITZ AG (Austria)[1]	11,970	610,297
FANUC Corp. (Japan)[1]	2,699	451,295
Flowserve Corp.	95,500	4,569,675
GEA Group AG (Germany)[1]	20,950	1,118,610
SMC Corp. (Japan)[1]	2,800	732,143
Sulzer AG (Switzerland)[1]	1,700	172,605
The Weir Group plc (United Kingdom)[1]	9,430	182,713

		8,329,831

Professional Services - 0.1%
Applus Services S.A. (Spain)[1]	40,070	425,975
Bureau Veritas S.A. (France)[1]	17,580	382,066

		808,041

Road & Rail - 0.2%
Genesee & Wyoming, Inc. - Class A*	9,770	632,608
Kansas City Southern	9,600	922,656

		1,555,264

3

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Trading Companies & Distributors - 0.0%##
Brenntag AG (Germany)[1]	6,343	$315,096

Total Industrials		19,859,143

Information Technology - 13.0%
Electronic Equipment, Instruments & Components - 1.1%
FLIR Systems, Inc.	153,870	5,013,085
Hitachi Ltd. (Japan)[1]	202,850	926,847
Keyence Corp. (Japan)[1]	1,203	848,565
PAX Global Technology Ltd. (Hong Kong)[1]	1,071,270	886,769
VeriFone Systems, Inc.*	173,460	3,323,494

		10,998,760

Internet Software & Services - 3.2%
Alibaba Group Holding Ltd. - ADR (China)*	9,450	779,436
Alphabet, Inc. - Class A*[2]	9,850	7,794,699
Alphabet, Inc. - Class C*	10,700	8,226,053
Baidu, Inc. - ADR (China)*	3,570	569,772
Benefitfocus, Inc.*	12,380	532,340
Facebook, Inc. - Class A*	101,580	12,589,825
Match Group, Inc.*	34,480	543,060
MercadoLibre, Inc. (Argentina)	5,510	843,471
Q2 Holdings, Inc.*	18,160	538,989
Tencent Holdings Ltd. - Class H (China)[1]	35,300	852,605

		33,270,250

IT Services - 3.0%
Amdocs Ltd. - ADR	7,780	454,041
FleetCor Technologies, Inc.*	3,360	509,645
InterXion Holding N.V. - ADR (Netherlands)*	7,060	267,433
MasterCard, Inc. - Class A	140,070	13,340,267
PayPal Holdings, Inc.*	215,040	8,008,090
Visa, Inc. - Class A2	100,550	7,847,928

		30,427,404

Semiconductors & Semiconductor Equipment - 1.6%
QUALCOMM, Inc.	267,440	16,736,395

Software - 2.8%
Electronic Arts, Inc.*	171,600	13,096,512
Paylocity Holding Corp.*	15,450	689,688
SAP SE (Germany)[1]	3,620	316,836
ServiceNow, Inc.*	186,040	13,938,117
TOTVS S.A. (Brazil)	44,590	455,196
The Ultimate Software Group, Inc.*	3,640	761,124

		29,257,473

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	111,440	$11,613,162
Samsung Electronics Co. Ltd. (South Korea)[1]	1,290	1,775,011

		13,388,173

Total Information Technology		134,078,455

Materials - 3.4%
Chemicals - 2.5%
Ashland, Inc.	77,530	8,779,497
Givaudan S.A. (Switzerland)[1]	230	472,360
Monsanto Co.	149,560	15,968,521
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	10,910	270,350
Symrise AG (Germany)[1]	3,350	236,219

		25,726,947

Metals & Mining - 0.9%
Alcoa, Inc.	865,450	9,191,079
Alumina Ltd. (Australia)[1]	105,362	106,529
Norsk Hydro ASA (Norway)[1]	32,578	139,688

		9,437,296

Total Materials		35,164,243

Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc.*	9,480	479,688
Telefonica S.A. - ADR (Spain)	54,850	535,336
Zayo Group Holdings, Inc.*	25,340	717,122

		1,732,146

Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	51,673	595,790
China Mobile Ltd. - Class H (China)[1]	19,420	240,488

		836,278

Total Telecommunication Services		2,568,424

Utilities - 0.0%##
Water Utilities - 0.0%##
CT Environmental Group Ltd. (China)[1]	613,660	186,977

TOTAL COMMON STOCKS (Identified Cost $418,790,886)		460,934,220

4

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS - 21.3%

Non-Convertible Corporate Bonds - 21.3%
Consumer Discretionary - 2.0%
Auto Components - 0.3%
Dana Financing Luxembourg S.A.R.L.[3], 6.50%, 6/1/2026	230,000	$235,750
Magna International, Inc. (Canada), 4.15%, 10/1/2025	2,150,000	2,376,023

		2,611,773

Household Durables - 0.8%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[3], 6.125%, 7/1/2022	965,000	955,350
Lennar Corp., 12.25%, 6/1/2017	830,000	896,400
Meritage Homes Corp., 7.15%, 4/15/2020	555,000	606,338
Meritage Homes Corp., 7.00%, 4/1/2022	610,000	669,475
NVR, Inc., 3.95%, 9/15/2022	3,248,000	3,442,640
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	940,000	963,500
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	1,135,000	1,044,200

		8,577,903

Internet & Catalog Retail - 0.4%
The Priceline Group, Inc., 3.60%, 6/1/2026	3,600,000	3,775,748

Media - 0.4%
CCO Holdings LLC - CCO Holdings Capital Corp.[3], 5.875%, 4/1/2024	445,000	475,038
Columbus International, Inc. (Barbados)[3], 7.375%, 3/30/2021	880,000	939,145
Sinclair Television Group, Inc.[3], 5.625%, 8/1/2024	610,000	629,825
Sirius XM Radio, Inc.[3], 5.375%, 4/15/2025	490,000	503,323
VTR Finance B.V. (Chile)[3], 6.875%, 1/15/2024	1,260,000	1,297,800

		3,845,131

Multiline Retail - 0.1%
Dollar General Corp., 3.25%, 4/15/2023	1,480,000	1,555,773

Total Consumer Discretionary		20,366,328

Consumer Staples - 1.4%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	1,770,000	2,039,902
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	1,280,000	2,084,335
PepsiCo, Inc., 3.10%, 7/17/2022	1,935,000	2,085,564

		6,209,801

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food & Staples Retailing - 0.6%
C&S Group Enterprises LLC[3], 5.375%, 7/15/2022	995,000	$955,200
CVS Health Corp., 3.50%, 7/20/2022	2,870,000	3,114,194
The Kroger Co., 2.60%, 2/1/2021	2,545,000	2,641,825

		6,711,219

Food Products - 0.1%
Pinnacle Operating Corp.[3], 9.00%, 11/15/2020.	1,255,000	1,029,100

Household Products - 0.1%
HRG Group, Inc., 7.75%, 1/15/2022	915,000	933,300

Total Consumer Staples		14,883,420

Energy - 3.0%
Energy Equipment & Services - 0.7%
Ensco plc, 5.20%, 3/15/2025	1,465,000	996,200
FTS International, Inc., 6.25%, 5/1/2022	610,000	228,750
Pride International, Inc., 8.50%, 6/15/2019	700,000	715,750
Schlumberger Holdings Corp.[3], 3.625%, 12/21/2022	3,885,000	4,157,552
Transocean, Inc., 3.75%, 10/15/2017	395,000	387,100
Weatherford International Ltd., 7.75%, 6/15/2021	430,000	406,216

		6,891,568

Oil, Gas & Consumable Fuels - 2.3%
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	3,890,000	4,136,529
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	205,000	194,238
Cheniere Corpus Christi Holdings, LLC[3], 7.00%, 6/30/2024	620,000	647,900
Chevron Corp., 1.79%, 11/16/2018	2,020,000	2,050,565
Columbia Pipeline Group, Inc., 4.50%, 6/1/2025	1,940,000	2,092,604
ConocoPhillips Co., 3.35%, 5/15/2025	2,660,000	2,677,622
Crestwood Midstream Partners LP - Crestwood Midstream Finance Corp., 6.125%, 3/1/2022	470,000	440,916
Hilcorp Energy I LP - Hilcorp Finance Co.[3], 5.75%, 10/1/2025	245,000	231,525
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024	5,420,000	5,503,137
Kinder Morgan, Inc.[3], 5.625%, 11/15/2023.	1,950,000	2,132,097
Oasis Petroleum, Inc., 6.875%, 1/15/2023	200,000	168,000
PBF Holding Co. LLC - PBF Finance Corp.[3], 7.00%, 11/15/2023	640,000	611,200

5

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[4]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos (Mexico), 4.50%, 1/23/2026		2,135,000	$2,064,545
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021		910,000	939,575
WPX Energy, Inc., 6.00%, 1/15/2022		415,000	375,575

			24,266,028

Total Energy			31,157,596

Financials - 7.1%
Banks - 2.8%
Bank of America Corp., 5.70%, 5/2/2017		1,971,000	2,032,111
Bank of America Corp., 4.00%, 1/22/2025		3,030,000	3,147,516
Barclays Bank plc (United Kingdom)[3], 10.179%, 6/12/2021		1,600,000	2,044,253
Citigroup, Inc., 3.875%, 3/26/2025		4,065,000	4,211,397
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	AUD	390,000	301,446
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019		1,970,000	2,026,417
Intesa Sanpaolo S.p.A. (Italy)[3], 6.50%, 2/24/2021		1,780,000	2,028,032
JPMorgan Chase & Co., 4.95%, 3/25/2020		3,690,000	4,090,679
Lloyds Bank plc (United Kingdom)[3,5,6], 12.00%		680,000	925,086
Lloyds Banking Group plc (United Kingdom)[3], 4.582%, 12/10/2025		4,071,000	4,155,551
Popular, Inc., 7.00%, 7/1/2019		980,000	997,150
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	450,000	359,138
Santander Bank N.A., 8.75%, 5/30/2018		1,250,000	1,390,186
Santander Holdings USA, Inc., 2.65%, 4/17/2020		1,385,000	1,392,040
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	AUD	400,000	309,526

			29,410,528

Capital Markets - 1.1%
The Goldman Sachs Group, Inc.[7], 2.274%, 11/29/2023		4,080,000	4,086,242
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025		1,995,000	2,107,775
Morgan Stanley, 5.00%, 11/24/2025		2,815,000	3,128,622
TD Ameritrade Holding Corp., 2.95%, 4/1/2022		1,980,000	2,065,243

			11,387,882

Consumer Finance - 0.2%
Ally Financial, Inc., 2.75%, 1/30/2017		955,000	959,775

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance (continued)
Navient Corp., 6.125%, 3/25/2024	1,250,000	$1,181,250

		2,141,025

Diversified Financial Services - 0.2%
Horizon Pharma, Inc., 6.625%, 5/1/2023	905,000	877,850
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 7.375%, 4/1/2020	490,000	458,150
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 6.875%, 4/15/2022	555,000	490,481

		1,826,481

Insurance - 1.5%
American International Group, Inc., 4.125%, 2/15/2024	2,900,000	3,119,623
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	7,381,000	8,259,110
AXA S.A. (France)[5,7], 1.825%	2,640,000	1,766,160
Prudential Financial, Inc.[8], 5.875%, 9/15/2042	1,890,000	2,094,592

		15,239,485

Real Estate Investment Trusts (REITS) - 0.8%
American Tower Corp., 3.30%, 2/15/2021	3,950,000	4,153,058
Greystar Real Estate Partners LLC[3], 8.25%, 12/1/2022	455,000	483,155
GTP Acquisition Partners I LLC[3], 2.35%, 6/15/2020	681,000	677,786
MPT Operating Partnership LP - MPT Finance Corp., 5.25%, 8/1/2026	465,000	488,831
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[3], 8.25%, 11/7/2021	970,000	970,000
Welltower, Inc., 4.95%, 1/15/2021	1,860,000	2,065,184

		8,838,014

Real Estate Management & Development - 0.2%
Forestar USA Real Estate Group, Inc.[3], 8.50%, 6/1/2022	615,000	681,112
Rialto Holdings LLC - Rialto Corp.[3], 7.00%, 12/1/2018	1,620,000	1,653,372

		2,334,484

Thrifts & Mortgage Finance - 0.3%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	1,455,000	1,473,188
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[3], 5.875%, 8/1/2021	800,000	726,000

6

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Thrifts & Mortgage Finance (continued)
Radian Group, Inc., 7.00%, 3/15/2021	600,000	$663,750

		2,862,938

Total Financials		74,040,837

Health Care - 0.6%
Biotechnology - 0.3%
AbbVie, Inc., 1.80%, 5/14/2018	2,030,000	2,046,404
AMAG Pharmaceuticals, Inc.[3], 7.875%, 9/1/2023	715,000	692,478

		2,738,882

Health Care Providers & Services - 0.2%
HCA, Inc., 7.50%, 2/15/2022	560,000	635,600
Tenet Healthcare Corp.[7], 4.153%, 6/15/2020	625,000	620,312
Tenet Healthcare Corp., 8.125%, 4/1/2022	595,000	614,338

		1,870,250

Pharmaceuticals - 0.1%
Concordia International Corp. (Canada)[3], 7.00%, 4/15/2023	925,000	763,125
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[3], 5.625%, 10/15/2023	935,000	897,600

		1,660,725

Total Health Care.		6,269,857

Industrials - 2.8%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc.[3], 5.25%, 2/1/2021	1,405,000	1,359,338

Air Freight & Logistics - 0.0%##
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[3,9], 10.00%, 2/15/2018	645,000	335,400

Airlines - 0.5%
Allegiant Travel Co., 5.50%, 7/15/2019	675,000	707,063
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	1,762,046	1,929,441
Southwest Airlines Co., 2.75%, 11/6/2019	1,425,000	1,477,503
Southwest Airlines Co., 2.65%, 11/5/2020	740,000	762,280

		4,876,287

Commercial Services & Supplies - 0.1%
Constellis Holdings LLC - Constellis Finance Corp.[3], 9.75%, 5/15/2020	865,000	843,375
Herc Rentals, Inc.[3], 7.50%, 6/1/2022	305,000	308,812

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies (continued)
West Corp.[3], 4.75%, 7/15/2021	260,000	$261,950

		1,414,137

Construction & Engineering - 0.2%
Fluor Corp., 3.50%, 12/15/2024	1,920,000	2,058,948

Industrial Conglomerates - 0.6%
General Electric Co.[7], 1.148%, 5/5/2026	2,310,000	2,183,839
Siemens Financieringsmaatschappij N.V. (Germany)[3], 2.90%, 5/27/2022	3,880,000	4,118,073

		6,301,912

Machinery - 0.2%
Case New Holland Industrial, Inc. (United Kingdom), 7.875%, 12/1/2017	870,000	934,162
Shape Technologies Group Inc[3], 7.625%, 2/1/2020	625,000	621,488
Xerium Technologies, Inc.[3], 9.50%, 8/15/2021	340,000	338,300

		1,893,950

Trading Companies & Distributors - 1.1%
Air Lease Corp., 3.375%, 6/1/2021	4,000,000	4,156,080
Aircastle Ltd., 6.75%, 4/15/2017	500,000	515,625
Aircastle Ltd., 5.50%, 2/15/2022	585,000	625,950
Aviation Capital Group Corp.[3], 3.875%, 9/27/2016	3,995,000	4,004,988
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021.	1,100,000	1,097,250
International Lease Finance Corp., 6.25%, 5/15/2019	455,000	498,794

		10,898,687

Total Industrials		29,138,659

Information Technology - 1.4%
Internet Software & Services - 0.4%
eBay, Inc., 2.50%, 3/9/2018	3,010,000	3,065,676
VeriSign, Inc., 5.25%, 4/1/2025	365,000	381,425

		3,447,101

IT Services - 0.5%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	1,965,000	2,048,593
Visa, Inc., 2.80%, 12/14/2022	2,940,000	3,107,401

		5,155,994

Semiconductors & Semiconductor Equipment - 0.4%
Intel Corp., 2.45%, 7/29/2020	1,970,000	2,054,426

7

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc., 3.00%, 5/20/2022	1,960,000	$2,066,561

		4,120,987

Technology Hardware, Storage & Peripherals - 0.1%
Diebold, Inc.[3], 8.50%, 4/15/2024	615,000	615,769
Western Digital Corp.[3], 10.50%, 4/1/2024	655,000	737,694

		1,353,463

Total Information Technology		14,077,545

Materials - 1.1%
Chemicals - 0.4%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[3], 6.75%, 10/15/2019	1,305,000	1,295,212
The Dow Chemical Co., 8.55%, 5/15/2019	1,725,000	2,054,164
Solvay Finance America LLC (Belgium)[3], 3.40%, 12/3/2020	859,000	897,544

		4,246,920

Containers & Packaging - 0.1%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[3,7], 3.653%, 12/15/2019	630,000	635,512
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[3], 7.25%, 5/15/2024	445,000	469,475

		1,104,987

Metals & Mining - 0.5%
Alcoa, Inc., 5.87%, 2/23/2022	915,000	985,913
Anglo American Capital plc (United Kingdom)[3], 3.625%, 5/14/2020	345,000	333,788
ArcelorMittal (Luxembourg), 10.85%, 6/1/2019	270,000	317,250
BHP Billiton Finance USA Ltd. (Australia), 3.85%, 9/30/2023	1,750,000	1,939,056
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[3], 7.375%, 2/1/2020	930,000	790,500
Techniplas LLC[3], 10.00%, 5/1/2020	475,000	368,125

		4,734,632

Paper & Forest Products - 0.1%
Domtar Corp., 4.40%, 4/1/2022	1,425,000	1,478,050

Total Materials.		11,564,589

Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.2%
AT&T, Inc., 5.20%, 3/15/2020	3,675,000	4,117,588
CenturyLink, Inc., 7.50%, 4/1/2024	880,000	939,400

	PRINCIPAL AMOUNT4/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Diversified Telecommunication Services (continued)
Frontier Communications Corp., 11.00%, 9/15/2025	1,110,000	$1,184,925
Inmarsat Finance plc (United Kingdom)[3], 4.875%, 5/15/2022	995,000	925,151
Numericable-SFR S.A. (France)[3], 6.25%, 5/15/2024	205,000	196,672
Numericable-SFR S.A. (France)[3], 7.375%, 5/1/2026	250,000	249,688
Qualitytech LP - QTS Finance Corp., 5.875%, 8/1/2022	675,000	691,875
Verizon Communications, Inc., 4.15%, 3/15/2024	3,730,000	4,154,948

		12,460,247

Wireless Telecommunication Services - 0.4%
Altice Financing S.A. (Luxembourg)[3], 6.625%, 2/15/2023	1,775,000	1,778,337
Hughes Satellite Systems Corp.[3], 6.625%, 8/1/2026	470,000	466,475
SBA Tower Trust[3], 3.598%, 4/15/2018	1,110,000	1,117,520
T-Mobile USA, Inc., 6.836%, 4/28/2023.	440,000	469,700
Wind Acquisition Finance S.A. (Italy)[3], 4.75%, 7/15/2020	420,000	418,165

		4,250,197

Total Telecommunication Services		16,710,444

Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Atlantica Yield plc (Spain)[3], 7.00%, 11/15/2019.	1,430,000	1,422,850
Terraform Global Operating LLC[3], 9.75%, 8/15/2022	955,000	957,388
TerraForm Power Operating LLC[3], 6.125%, 6/15/2025	490,000	487,550

		2,867,788

Total Utilities		2,867,788

TOTAL CORPORATE BONDS (Identified Cost $218,134,401)		221,077,063

MUTUAL FUNDS - 0.1%

iShares MSCI India ETF	6,240	184,392
iShares Russell Mid-Cap Growth ETF	7,920	775,368
iShares U.S. Real Estate ETF	3,290	280,867

TOTAL MUTUAL FUNDS (Identified Cost $1,183,253)		1,240,627

8

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[4]	VALUE

U.S. TREASURY SECURITIES - 11.0%

U.S. Treasury Bonds - 1.1%
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042
(Identified Cost $10,097,012)	11,025,177	$11,444,795

U.S. Treasury Notes - 9.9%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2017	18,841,550	18,845,470
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	18,756,004	19,092,299
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	10,775,612	10,919,283
U.S. Treasury Note, 0.75%, 4/15/2018	15,350,000	15,370,385
U.S. Treasury Note, 1.375%, 4/30/2020	18,686,000	19,015,191
U.S. Treasury Note, 1.75%, 4/30/2022	18,494,000	19,108,778

Total U.S. Treasury Notes (Identified Cost $101,145,001)		102,351,406

TOTAL U.S. TREASURY SECURITIES (Identified Cost $111,242,013)		113,796,201

ASSET-BACKED SECURITIES - 1.6%
Alterna Funding I LLC, Series 2014-1A, Class NOTE[3], 1.639%, 2/15/2021	650,431	632,950
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A3, 2.00%, 12/10/2023	1,313,324	1,306,757
Colony American Homes, Series 2015-1A, Class A3,7, 1.682%, 7/17/2032	1,296,181	1,290,818
Enterprise Fleet Financing LLC, Series 2014-2, Class A2[3], 1.05%, 3/20/2020	857,153	854,595
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[3], 1.59%, 2/22/2021	3,045,883	3,048,498
FDIC Trust, Series 2011-R1, Class A3, 2.672%, 7/25/2026	533,428	543,556
FNA Trust, Series 2014-1A, Class A3, 1.296%, 12/10/2022	348,964	346,401
Home Partners of America Trust, Series 2016-1, Class A3,7, 2.093%, 3/17/2033	1,093,956	1,099,365
Invitation Homes Trust, Series 2015-SFR3, Class A3,7, 1.743%, 8/17/2032	2,467,302	2,468,371
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A3, 1.92%, 10/15/2019	1,400,000	1,396,828
SpringCastle America Funding LLC, Series 2014-AA, Class A3, 2.70%, 5/25/2023	1,100,078	1,103,158
Starwood Retail Property Trust, Series 2014-STAR, Class A3,7, 1.701%, 11/15/2027	2,116,000	2,097,133

	PRINCIPAL AMOUNT[4]	VALUE

ASSET-BACKED SECURITIES (continued)

Tax Ease Funding LLC, Series 2016-1A, Class A3, 3.131%, 6/15/2028	785,000	$784,356

TOTAL ASSET-BACKED SECURITIES (Identified Cost $16,988,870)		16,972,786

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.9%

Americold LLC Trust, Series 2010-ARTA, Class A1[3], 3.847%, 1/14/2029	212,245	221,850
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4[7], 5.889%, 7/10/2044	63,632	63,555
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM7, 5.568%, 10/12/2041	1,600,000	1,605,464
BWAY Mortgage Trust, Series 2015-1740, Class A3, 2.917%, 1/13/2035	3,350,000	3,451,304
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 8/15/2048	2,070,543	2,073,401
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[3,7], 2.50%, 5/25/2043	1,598,810	1,600,995
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[3,7], 2.13%, 2/25/2043	1,268,080	1,248,910
DB-UBS Mortgage Trust, Series 2011-LC1A, Class A1[3], 3.742%, 11/10/2046.	8,304	8,350
Extended Stay America Trust, Series 2013-ESH7, Class A27[3], 2.958%, 12/5/2031	1,482,926	1,489,735
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[7], 1.58%, 8/25/2020	18,014,506	773,741
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[7], 1.381%, 4/25/2021	8,513,040	417,989
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[7], 1.701%, 10/25/2021.	5,740,625	379,179
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[7], 1.523%, 12/25/2021.	8,578,978	509,527
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[7], 1.618%, 6/25/2022	12,408,926	878,216
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[7], 0.329%, 4/25/2023	64,300,165	792,397

9

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[7], 0.231%, 5/25/2023	40,778,188	$297,065
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[7], 1.699%, 10/25/2018	8,573,646	253,622
FREMF Mortgage Trust, Series 2011-K701, Class B3,7, 4.436%, 7/25/2048	750,000	768,001
FREMF Mortgage Trust, Series 2011-K702, Class B3,7, 4.931%, 4/25/2044	885,000	922,369
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[3], 0.10%, 6/25/2046	160,749,910	855,125
FREMF Mortgage Trust, Series 2013-K502, Class B3,7, 2.728%, 3/25/2045	2,135,000	2,142,571
FREMF Mortgage Trust, Series 2013-K712, Class B3,7, 3.484%, 5/25/2045	885,000	909,041
FREMF Mortgage Trust, Series 2014-K37, Class B3,7, 4.713%, 1/25/2047	1,977,000	2,172,427
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[3,7], 3.495%, 12/15/2034	2,300,000	2,387,334
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[3,7], 3.495%, 12/15/2034	1,000,000	1,008,241
GS Mortgage Securities Trust, Series 2010-C2, Class A1[3], 3.849%, 12/10/2043	134,525	141,372
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 5/15/2047	5,633,040	5,666,239
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[3,7], 3.00%, 3/25/2043	927,905	942,494
JP Morgan Mortgage Trust, Series 2013-2, Class A2[3,7], 3.50%, 5/25/2043	1,129,858	1,163,666
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[3,7], 3.00%, 6/25/2029	1,415,252	1,456,604
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, 5.347%, 11/15/2038	278,992	279,178
Motel 6 Trust, Series 2015-MTL6, Class B3, 3.298%, 2/5/2030	2,100,000	2,125,624
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[3,7], 3.75%, 11/25/2054	1,422,226	1,479,165
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[3,7], 3.75%, 8/25/2055	1,624,741	1,694,976
OBP Depositor LLC Trust, Series 2010-OBP, Class A3, 4.646%, 7/15/2045	115,000	126,613

	PRINCIPAL AMOUNT[4]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

SCG Trust, Series 2013-SRP1, Class AJ3,7, 2.431%, 11/15/2026		3,550,000	$3,546,050
Sequoia Mortgage Trust, Series 2013-2, Class A7, 1.874%, 2/25/2043		1,112,283	1,071,571
Sequoia Mortgage Trust, Series 2013-7, Class A2[7], 3.00%, 6/25/2043		969,514	984,605
Sequoia Mortgage Trust, Series 2013-8, Class A1[7], 3.00%, 6/25/2043		1,309,254	1,332,984
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX3, 4.004%, 9/13/2028		350,000	373,940
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[7], 6.011%, 6/15/2045		26,528	26,528
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[3], 4.393%, 11/15/2043		545,000	597,320
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4, 3.166%, 2/15/2048		5,300,000	5,640,792
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045		1,950,000	1,963,674
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[3,7], 3.50%, 1/20/2045		1,717,459	1,766,534
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[3,7], 3.50%, 3/20/2045		1,800,764	1,847,105

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $60,759,587)			61,457,443

FOREIGN GOVERNMENT BONDS - 2.4%

Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	790,000,000	1,243,155
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019		400,000	482,000
Bundesrepublik Deutschland (Germany), 1.50%, 9/4/2022	EUR	300,000	377,413
Bundesrepublik Deutschland (Germany), 1.00%, 8/15/2024	EUR	300,000	372,715
Canada Housing Trust No. 1 (Canada)[3], 4.10%, 12/15/2018	CAD	390,000	322,084
Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD	160,000	123,781
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	500,000	427,144
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		9,100,000	9,401,629
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	EUR	300,000	410,431
Ireland Government Bond (Ireland), 0.80%, 3/15/2022	EUR	200,000	235,117
Ireland Government Bond (Ireland), 3.90%, 3/20/2023	EUR	50,000	70,204

10

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[4]		VALUE

FOREIGN GOVERNMENT BONDS (continued)
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR	630,000	$914,146
Italy Buoni Poliennali Del Tesoro (Italy), 1.45%, 9/15/2022	EUR	75,000	88,445
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	EUR	760,000	1,106,375
Italy Buoni Poliennali Del Tesoro (Italy), 1.50%, 6/1/2025	EUR	200,000	232,925
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	JPY	101,000,000	992,143
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	KRW	480,000,000	432,812
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR	3,205,000	789,174
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	MXN	6,000,000	323,175
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	MXN	9,500,000	507,328
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	9,900,000	573,276
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	4,000,000	221,108
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	6,500,000	359,995
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,250,000	76,175
Norway Government Bond (Norway)[3], 4.25%, 5/19/2017	NOK	1,610,000	196,469
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	855,000	661,896
Spain Government Bond (Spain), 4.50%, 1/31/2018	EUR	325,000	388,768
Spain Government Bond (Spain)[3], 4.00%, 4/30/2020	EUR	515,000	661,793
Spain Government Bond (Spain)[3], 5.40%, 1/31/2023	EUR	760,000	1,119,034
Spain Government Bond (Spain)[3], 1.60%, 4/30/2025	EUR	500,000	593,380
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	380,000	507,740
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	475,000	678,357

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $26,203,261)			24,890,187

U.S. GOVERNMENT AGENCIES - 11.5%

Mortgage-Backed Securities - 9.6%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		615,394	660,790
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		41,575	44,095
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		60,238	65,313
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		418,250	448,436

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	75,270	$81,885
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	725,457	776,429
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	47,022	51,106
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	1,111,924	1,221,132
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034	1,190,839	1,289,192
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034	937,881	1,028,853
Fannie Mae, Pool #AS3677, 4.00%, 10/1/2034	1,686,561	1,810,455
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035	1,944,714	2,105,717
Fannie Mae, Pool #AZ3376, 4.00%, 7/1/2035	3,833,653	4,151,048
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	1,034,292	1,166,993
Fannie Mae, Pool #888021, 6.00%, 12/1/2036	153,090	175,113
Fannie Mae, Pool #995050, 6.00%, 9/1/2037	336,015	384,089
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037	1,222,664	1,399,012
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	564,578	634,931
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	723,115	826,350
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	682,867	765,260
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	641,691	733,287
Fannie Mae, Pool #889575, 6.00%, 6/1/2038	447,897	512,426
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	1,945,412	2,222,223
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038	438,031	499,759
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	253,353	289,763
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	84,997	97,120
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	227,789	255,996
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	1,631,622	1,781,019
Fannie Mae, Pool #890326, 5.50%, 1/1/2040	1,735,880	1,949,638
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	1,160,143	1,327,700
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	921,115	1,052,654
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	1,496,456	1,709,059

11

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	973,002	$1,112,519
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	1,037,016	1,132,903
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041	1,525,636	1,642,044
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	455,434	498,776
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	362,039	396,495
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	1,081,973	1,184,753
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	1,205,370	1,297,473
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	2,924,763	3,192,944
Fannie Mae, Pool #AK4940, 3.50%, 3/1/2042	1,328,496	1,407,726
Fannie Mae, Pool #AL7068, 4.50%, 9/1/2042	3,164,152	3,448,068
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	1,541,978	1,657,943
Fannie Mae, Pool #AL7767, 4.50%, 6/1/2044	3,058,704	3,345,612
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	4,462,337	4,868,186
Fannie Mae, Pool #AZ3627, 4.00%, 11/1/2045	692,053	742,109
Fannie Mae, Pool #BA3890, 4.00%, 11/1/2045	917,873	984,404
Fannie Mae, Pool #BA3034, 4.00%, 12/1/2045	457,879	491,068
Fannie Mae, Pool #AZ5009, 4.00%, 1/1/2046	761,042	816,068
Fannie Mae, Pool #MA2514, 4.50%, 1/1/2046	—	1
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	3,250,578	3,433,616
Fannie Mae, Pool #AL8674, 5.658%, 1/1/2049	3,293,579	3,783,099
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	196,999	207,098
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	75,793	82,268
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	53,746	58,375
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	40,797	44,598
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	73,593	80,308
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	32,250	35,066
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	1,110,811	1,218,271
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	1,559,277	1,711,321

	PRINCIPAL AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #C91788, 4.00%, 10/1/2034	1,410,646	$1,524,824
Freddie Mac, Pool #C91850, 4.00%, 9/1/2035	2,207,562	2,385,627
Freddie Mac, Pool #C91854, 4.00%, 10/1/2035	1,619,371	1,749,995
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	95,788	109,559
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	192,095	215,980
Freddie Mac, Pool #G03781, 6.00%, 1/1/2038	389,866	446,372
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	457,475	523,630
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	825,179	929,245
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	451,632	508,049
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	547,045	616,159
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	625,580	703,361
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	335,044	376,074
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	619,583	696,244
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	1,386,004	1,514,281
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	236,612	266,005
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	382,676	437,973
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	249,619	286,154
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	3,357,449	3,674,254
Freddie Mac, Pool #G07589, 5.50%, 6/1/2041	725,264	814,399
Freddie Mac, Pool #Q17719, 3.50%, 4/1/2043	1,706,969	1,808,072
Freddie Mac, Pool #G08672, 4.00%, 10/1/2045	1,050,993	1,125,144
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	3,085,856	3,328,356
Freddie Mac, Pool #Q37892, 4.00%, 12/1/2045	1,984,447	2,127,072
Freddie Mac Pool, Pool #Q29245, 3.50%, 10/1/2044	2,705,089	2,879,940
Ginnie Mae, Pool #263096, 9.50%, 3/15/2020	809	814

Total Mortgage-Backed Securities (Identified Cost $97,146,333)		99,437,538

12

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® MODERATE	PRINCIPAL AMOUNT4/ SHARES
TERM SERIES		VALUE

U.S. GOVERNMENT AGENCIES (continued)

Other Agencies - 1.9%
Fannie Mae, 2.625%, 9/6/2024 (Identified Cost $19,723,492)	18,413,000	$19,823,509

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $116,869,825)		119,261,047

SHORT-TERM INVESTMENT - 0.1%

Dreyfus Cash Management, Inc. - Institutional Shares[10], 0.24%,
(Identified Cost $641,560)	641,560	641,560

TOTAL INVESTMENTS - 98.4% (Identified Cost $970,813,656)		1,020,271,134
OTHER ASSETS, LESS LIABILITIES - 1.6%		16,298,600

NET ASSETS - 100%		$1,036,569,734

	CONTRACTS	VALUE

CALL OPTIONS WRITTEN - 0.0%##

Alphabet, Inc. - Class A, Strike $770, Expiring August 19, 2016	27	$(79,650)
BlackRock, Inc., Strike $370, Expiring August 19, 2016	57	(23,085)
Electronic Arts, Inc., Strike $87.50, Expiring August 19, 2016	243	(5,103)
Range Resources Corp., Strike $48, Expiring August 19, 2016	558	(2,790)
ServiceNow, Inc., Strike $83, Expiring August 19, 2016	233	(8,155)
TripAdvisor, Inc., Strike $75, Expiring August 05, 2016	226	(26,668)
Visa, Inc. - Class A, Strike $82.50, Expiring August 19, 2016	263	(2,630)

TOTAL CALL OPTIONS WRITTEN (Premiums Received $129,020)		(148,081)

PUT OPTIONS WRITTEN - 0.0%##

Cerner Corp., Strike $55, Expiring August 19, 2016	352	(9,504)
The Priceline Group, Inc., Strike $1250, Expiring August 12, 2016	15	(25,215)
salesforce.com, Inc., Strike $72.50, Expiring August 19, 2016	1,093	(13,116)

TOTAL PUT OPTIONS WRITTEN (Premiums Received $86,532)		$(47,835)

ADR - American Depositary Receipt

AUD - Australian Dollar

CAD - Canadian Dollar

CLP - Chilean Peso

EUR - Euro

ETF - Exchange Traded Fund

GBP - British Pound

IO - Interest Only

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

No. - Number

NOK - Norwegian Krone

SGD - Singapore Dollar

##Less than 0.1%.

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2A portion of this security is designated with the broker as collateral for options contracts written. As of July 31, 2016, the total value of such securities was $21,064,420.

13

Investment Portfolio - July 31, 2016

(unaudited)

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $115,841,120 or 11.2%, of the Series’ net assets as of July 31, 2016.

4Amount is stated in USD unless otherwise noted.

5Security is perpetual in nature and has no stated maturity date.

6The rate shown is a fixed rate as of July 31, 2016; the rate becomes floating, based on LIBOR plus a spread, in December 2024.

7The coupon rate is floating and is the effective rate as of July 31, 2016.

8The rate shown is a fixed rate as of July 31, 2016; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

9Represents a Payment-In-Kind bond.

10Rate shown is the current yield as of July 31, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On July 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$972,522,766
Unrealized appreciation	71,394,194
Unrealized depreciation	(23,645,826)

Net unrealized appreciation	$47,748,368

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$113,256,352	$98,448,580	$14,807,772	$—
Consumer Staples	42,752,316	21,246,981	21,505,335	—
Energy	17,798,935	16,705,173	1,093,762	—
Financials	35,308,368	34,265,779	1,042,589	—
Health Care	59,961,007	58,460,032	1,500,975	—
Industrials	19,859,143	7,662,338	12,196,805	—
Information Technology	134,078,455	128,471,822	5,606,633	—
Materials	35,164,243	34,209,447	954,796	—
Telecommunication Services	2,568,424	2,327,936	240,488	—
Utilities	186,977	—	186,977	—
U.S. Treasury and other U.S. Government agencies	233,057,248	—	233,057,248	—
Corporate debt:
Consumer Discretionary	20,366,328	—	20,366,328	—

14

Investment Portfolio - July 31, 2016

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Consumer Staples	$14,883,420	$—	$14,883,420	$—
Energy	31,157,596	—	31,157,596	—
Financials	74,040,837	—	74,040,837	—
Health Care	6,269,857	—	6,269,857	—
Industrials	29,138,659	—	29,138,659	—
Information Technology	14,077,545	—	14,077,545	—
Materials	11,564,589	—	11,564,589	—
Telecommunication Services	16,710,444	—	16,710,444	—
Utilities	2,867,788	—	2,867,788	—
Asset-backed securities	16,972,786	—	16,972,786	—
Commercial mortgage-backed securities	61,457,443	—	61,457,443	—
Foreign government bonds	24,890,187	—	24,890,187	—
Mutual funds	1,882,187	1,882,187	—	—

Total assets	1,020,271,134	403,680,275	616,590,859	—

Liabilities:
Other financial instruments*:
Equity contracts	(195,916)	(195,916)	—	—

Total liabilities	(195,916)	(195,916)	—	—

Total	$1,020,075,218	$403,484,359	$616,590,859	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2015 or July 31, 2016.

*Other financial instruments are exchange traded options (Level 1).

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

15

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	SHARES	VALUE

COMMON STOCKS - 57.6%

Consumer Discretionary - 14.2%
Diversified Consumer Services - 0.2%
Fu Shou Yuan International Group Ltd. (China)[1]	2,042,000	$1,369,671
Houghton Mifflin Harcourt Co.*	42,680	723,426
Kroton Educacional S.A. (Brazil)	124,779	561,860

		2,654,957

Hotels, Restaurants & Leisure - 1.2%
Accor S.A. (France)[1]	18,220	762,769
Chipotle Mexican Grill, Inc.*	1,810	767,422
Yum! Brands, Inc.	131,190	11,731,010

		13,261,201

Household Durables - 0.0%##
LGI Homes, Inc.*	6,990	239,967

Internet & Catalog Retail - 3.6%
Amazon.com, Inc.*	14,890	11,298,681
ASOS plc (United Kingdom)*[1]	13,160	785,685
Expedia, Inc.	9,450	1,102,342
The Priceline Group, Inc.*	12,440	16,804,076
Rakuten, Inc. (Japan)[1]	138,010	1,561,809
TripAdvisor, Inc.*[2]	121,100	8,473,367
Zalando SE (Germany)*[1,3]	28,580	1,083,670

		41,109,630

Leisure Products - 0.1%
Shimano, Inc. (Japan)[1]	4,700	735,036

Media - 6.6%
AMC Networks, Inc. - Class A*[2]	99,660	5,517,178
Global Mediacom Tbk PT (Indonesia)[1]	3,486,270	274,932
ITV plc (United Kingdom)[1]	1,856,690	4,814,282
Liberty Global plc - Class A - ADR (United Kingdom)*	382,331	12,123,716
Sinclair Broadcast Group, Inc. - Class A	190,890	5,310,560
Surya Citra Media Tbk PT (Indonesia)[1]	1,854,550	449,279
Time Warner, Inc.	292,410	22,413,226
Tribune Media Co. - Class A	300,370	11,128,708
Twenty-First Century Fox, Inc. - Class A	471,220	12,553,301

		74,585,182

Specialty Retail - 0.9%
Advance Auto Parts, Inc.	14,340	2,435,792
Kingfisher plc (United Kingdom)[1]	1,510,510	6,707,694
Monro Muffler Brake, Inc.	12,230	765,843

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Specialty Retail (continued)
Mr Price Group Ltd. (South Africa)[1]	19,220	$316,953

		10,226,282

Textiles, Apparel & Luxury Goods - 1.6%
ANTA Sports Products Ltd. (China)[1] .	230,000	514,032
Kering (France)[1]	5,010	952,147
lululemon athletica, Inc.*	220,989	17,159,796

		18,625,975

Total Consumer Discretionary		161,438,230

Consumer Staples - 5.3%
Beverages - 3.3%
Ambev S.A. - ADR (Brazil)	2,418,275	13,977,629
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	80,964	10,459,968
Cia Cervecerias Unidas S.A. - ADR (Chile)	26,690	610,400
Diageo plc (United Kingdom)[1]	400,600	11,479,880
Fomento Economico Mexicano S.A.B. de C.V. - ADR (Mexico)	2,750	246,125
Treasury Wine Estates Ltd. (Australia)[1]	135,199	993,082

		37,767,084

Food & Staples Retailing - 0.1%
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	158,120	1,057,380
Tesco plc (United Kingdom)*[1]	113,362	233,733

		1,291,113

Food Products - 0.7%
Adecoagro S.A. (Argentina)*	99,960	1,095,562
Danone S.A. (France)[1]	12,910	990,120
Gruma S.A.B de C.V. - Class B (Mexico)	18,600	267,780
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	77,780	232,427
Nestle S.A. (Switzerland)[1]	15,496	1,241,735
Sao Martinho S.A. (Brazil)	63,110	1,030,228
Suedzucker AG (Germany)[1]	57,186	1,431,014
Tiger Brands Ltd. (South Africa)[1]	15,590	437,902
Universal Robina Corp. (Philippines)[1]	162,520	691,915

		7,418,683

Personal Products - 1.1%
Beiersdorf AG (Germany)[1]	1,970	185,082
Unilever plc - ADR (United Kingdom)	263,959	12,355,921

		12,541,003

1

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Tobacco - 0.1%
Gudang Garam Tbk PT (Indonesia)[1] .	150,140	$775,288
Japan Tobacco, Inc. (Japan)[1]	14,200	553,796
Swedish Match AB (Sweden)[1]	5,918	215,888

		1,544,972

Total Consumer Staples		60,562,855

Energy - 2.2%
Energy Equipment & Services - 1.1%
Schlumberger Ltd.	152,271	12,260,861

Oil, Gas & Consumable Fuels - 1.1%
Cameco Corp. (Canada)	45,366	433,699
Cosan S.A. Industria e Comercio (Brazil)	25,440	267,942
Galp Energia SGPS S.A. (Portugal)[1]	88,920	1,218,031
Range Resources Corp.	257,690	10,387,484
Royal Dutch Shell plc - Class B (Netherlands)[1]	7,519	199,996

		12,507,152

Total Energy		24,768,013

Financials - 4.3%
Banks - 0.0%##
ICICI Bank Ltd. - ADR (India)	47,750	361,945

Capital Markets - 1.0%
BlackRock, Inc.	29,660	10,862,975

Consumer Finance - 0.1%
SLM Corp.*	183,110	1,316,561

Diversified Financial Services - 0.0%##
JSE Ltd. (South Africa)[1]	22,040	270,005

Real Estate Investment Trusts (REITS) - 2.7%
Agree Realty Corp.	9,410	477,275
Alexandria Real Estate Equities, Inc.	4,090	459,307
alstria office REIT AG (Germany)[1]	57,300	797,996
American Campus Communities, Inc.	6,570	355,240
American Homes 4 Rent - Class A	17,120	371,504
Apartment Investment & Management Co. - Class A	9,630	442,691
AvalonBay Communities, Inc.	3,330	618,214
Boston Properties, Inc.	2,970	422,126

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Brandywine Realty Trust	13,960	$235,505
Brixmor Property Group, Inc.	8,440	239,696
CatchMark Timber Trust, Inc. - Class A	19,760	239,294
Chesapeake Lodging Trust	15,300	386,631
Colony Starwood Homes	10,880	356,429
Columbia Property Trust, Inc.	8,480	206,064
Community Healthcare Trust, Inc.	23,290	535,437
CoreSite Realty Corp.	1,850	152,680
Crown Castle International Corp.	2,210	214,436
CubeSmart	16,230	482,193
DDR Corp.	23,280	459,547
Digital Realty Trust, Inc.	2,850	297,711
Douglas Emmett, Inc.	11,080	421,483
Education Realty Trust, Inc.	7,006	337,269
Equinix, Inc.	1,310	488,460
Equity LifeStyle Properties, Inc.	3,240	266,458
Equity One, Inc.	11,980	398,575
Equity Residential	8,260	561,597
Extra Space Storage, Inc.	3,280	282,146
Fibra Shop Portafolios Inmobiliarios S.A.P.I. de C.V. (Mexico)	140,867	128,471
Forest City Realty Trust, Inc. - Class A	18,550	438,707
General Growth Properties, Inc.	12,530	400,334
Global Medical REIT, Inc.	9,430	102,976
Healthcare Trust of America, Inc. - Class A	8,620	293,511
Host Hotels & Resorts, Inc.	11,650	206,671
Klepierre (France)[1]	7,530	361,072
Lamar Advertising Co. - Class A	5,100	346,086
LaSalle Hotel Properties	11,660	321,233
Mid-America Apartment Communities, Inc.	3,190	338,204
NorthStar Realty Finance Corp.	20,090	269,206
Outfront Media, Inc.	16,735	389,423
Pennsylvania Real Estate Investment Trust	16,800	427,392
Physicians Realty Trust	26,120	567,326
Prologis, Inc.	14,270	777,572
Public Storage	1,530	365,548
Retail Opportunity Investments Corp.	5,220	119,173
Retail Properties of America, Inc. - Class A	12,950	228,309
Rexford Industrial Realty, Inc.	19,790	452,399
Simon Property Group, Inc.	5,980	1,357,699
Sovran Self Storage, Inc.	4,450	455,547

2

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Spirit Realty Capital, Inc.	27,480	$375,652
STORE Capital Corp.	13,630	425,120
Tanger Factory Outlet Centers, Inc.	9,070	378,582
Taubman Centers, Inc.	3,680	297,786
Terreno Realty Corp.	15,180	422,763
UDR, Inc.	5,630	209,605
Urban Edge Properties	11,480	343,367
Ventas, Inc.	5,390	410,502
Vornado Realty Trust	3,630	389,862
Welltower, Inc.	4,880	387,130
Weyerhaeuser Co.	245,105	8,019,836

		30,513,028

Real Estate Management & Development - 0.5%
CBRE Group, Inc. - Class A*	4,580	130,301
First Capital Realty, Inc. (Canada)	9,340	165,890
Realogy Holdings Corp.*	155,710	4,825,453

		5,121,644

Total Financials		48,446,158

Health Care - 7.6%
Biotechnology - 0.5%
Alexion Pharmaceuticals, Inc.*	6,890	886,054
BioMarin Pharmaceutical, Inc.*	10,180	1,012,096
Cepheid, Inc.*	32,050	1,132,326
China Biologic Products, Inc. (China)*	4,550	543,179
Seattle Genetics, Inc.*	19,890	955,913
Vertex Pharmaceuticals, Inc.*	9,660	937,020

		5,466,588

Health Care Equipment & Supplies - 1.6%
Medtronic plc	211,920	18,570,550
Shandong Weigao Group Medical
Polymer Co. Ltd. - Class H (China)[1]	201,867	112,871

		18,683,421

Health Care Providers & Services - 1.3%
Acadia Healthcare Co., Inc.*	19,260	1,088,190
Brookdale Senior Living, Inc.*	6,590	121,717
DaVita HealthCare Partners, Inc.*	23,040	1,786,522
Express Scripts Holding Co.*[2]	120,630	9,176,324
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	9,140	834,828
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	18,130	827,634
KPJ Healthcare Berhad (Malaysia)[1]	359,110	377,593
Odontoprev S.A. (Brazil)	121,750	488,517

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
Siloam International Hospitals Tbk PT (Indonesia)*[1]	529,800	$395,373

		15,096,698

Health Care Technology - 2.3%
Cerner Corp.*	416,400	25,979,196

Life Sciences Tools & Services - 0.1%
QIAGEN N.V.*	9,760	261,568
QIAGEN N.V.*[1]	8,920	234,159

		495,727

Pharmaceuticals - 1.8%
AstraZeneca plc - ADR (United Kingdom)	26,520	905,393
Genomma Lab Internacional S.A.B.de C.V. - Class B (Mexico)*	201,340	231,514
GlaxoSmithKline plc (United Kingdom)[1]	14,495	323,718
Johnson & Johnson[2]	138,120	17,296,768
Novartis AG - ADR (Switzerland)	13,480	1,122,345
Perrigo Co. plc	4,780	436,844

		20,316,582

Total Health Care		86,038,212

Industrials - 2.4%
Aerospace & Defense - 0.7%
Korea Aerospace Industries Ltd. (South Korea)[1]	2,016	145,212
LIG Nex1 Co. Ltd. (South Korea)[1]	1,510	141,013
Safran S.A. (France)[1]	112,750	7,664,357

		7,950,582

Airlines - 0.1%
easyJet plc (United Kingdom)[1]	24,420	335,896
Ryanair Holdings plc - ADR (Ireland)	13,156	931,050

		1,266,946

Commercial Services & Supplies - 0.2%
China Everbright International Ltd. (China)[1]	207,000	224,178
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)[1]	3,960	242,641
MiX Telematics Ltd. - ADR (South Africa)	46,320	237,622
Stericycle, Inc.*	11,580	1,045,327

		1,749,768

Industrial Conglomerates - 0.1%
Siemens AG (Germany)[1]	15,250	1,655,341

3

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Machinery - 1.0%
Alstom S.A. (France)*[1]	25,650	$631,622
ANDRITZ AG (Austria)[1]	14,320	730,113
FANUC Corp. (Japan)[1]	3,470	580,212
Flowserve Corp.	136,830	6,547,315
GEA Group AG (Germany)[1]	28,070	1,498,778
SMC Corp. (Japan)[1]	3,600	941,326
Sulzer AG (Switzerland)[1]	2,800	284,290
The Weir Group plc (United Kingdom)[1]	11,150	216,040

		11,429,696

Professional Services - 0.1%
Applus Services S.A. (Spain)[1]	50,690	538,874
Bureau Veritas S.A. (France)[1]	22,840	496,382

		1,035,256

Road & Rail - 0.2%
Genesee & Wyoming, Inc. - Class A*	14,310	926,573
Kansas City Southern	14,220	1,366,684

		2,293,257

Trading Companies & Distributors - 0.0%##
Brenntag AG (Germany)[1]	9,297	461,840

Total Industrials		27,842,686

Information Technology - 16.9%
Electronic Equipment, Instruments & Components - 1.3%
FLIR Systems, Inc.	211,660	6,895,883
Hitachi Ltd. (Japan)[1]	244,000	1,114,866
Keyence Corp. (Japan)[1]	1,709	1,205,484
PAX Global Technology Ltd. (Hong Kong)[1]	1,397,000	1,156,400
VeriFone Systems, Inc.*	249,000	4,770,840

		15,143,473

Internet Software & Services - 4.3%
Alibaba Group Holding Ltd. - ADR
(China)*	14,570	1,201,734
Alphabet, Inc. - Class A*[2]	14,890	11,783,053
Alphabet, Inc. - Class C*	15,300	11,762,487
Baidu, Inc. - ADR (China)*	5,270	841,092
Benefitfocus, Inc.*	18,670	802,810
Facebook, Inc. - Class A*	145,190	17,994,849
Match Group, Inc.*	47,480	747,810
MercadoLibre, Inc. (Argentina)	7,990	1,223,109
Q2 Holdings, Inc.*	25,830	766,634

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Internet Software & Services (continued)
Tencent Holdings Ltd. - Class H (China)[1]	52,900	$1,277,700

		48,401,278

IT Services - 3.8%
Amdocs Ltd. - ADR	12,180	710,825
FleetCor Technologies, Inc.*	5,060	767,501
InterXion Holding N.V. - ADR (Netherlands)*	8,930	338,268
MasterCard, Inc. - Class A	200,280	19,074,667
PayPal Holdings, Inc.*	301,200	11,216,688
Visa, Inc. - Class A2	143,930	11,233,736

		43,341,685

Semiconductors & Semiconductor Equipment - 2.1%
QUALCOMM, Inc.	382,030	23,907,437

Software - 3.7%
Electronic Arts, Inc.*	249,360	19,031,155
Paylocity Holding Corp.*	21,960	980,294
SAP SE (Germany)[1]	5,150	450,748
ServiceNow, Inc.*	266,060	19,933,215
TOTVS S.A. (Brazil)	59,978	612,285
The Ultimate Software Group, Inc.*	5,300	1,108,230

		42,115,927

Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	159,040	16,573,558
Samsung Electronics Co. Ltd. (South Korea)[1]	1,800	2,476,759

		19,050,317

Total Information Technology		191,960,117

Materials - 4.4%
Chemicals - 3.2%
Ashland, Inc.	107,920	12,220,861
Givaudan S.A. (Switzerland)[1]	300	616,122
Monsanto Co	214,420	22,893,623
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	15,140	375,169
Symrise AG (Germany)[1]	4,760	335,643

		36,441,418

Metals & Mining - 1.2%
Alcoa, Inc.	1,235,000	13,115,700
Alumina Ltd. (Australia)[1]	210,001	212,328
Norsk Hydro ASA (Norway)[1]	53,664	230,101

		13,558,129

Total Materials		49,999,547

4

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[4]	VALUE

COMMON STOCKS (continued)

Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc.*	14,100	$713,460
Telefonica S.A. - ADR (Spain)	67,286	656,711
Zayo Group Holdings, Inc.*	36,080	1,021,064

		2,391,235

Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	83,629	964,242
China Mobile Ltd. - Class H (China)[1]	29,210	361,723

		1,325,965

Total Telecommunication Services		3,717,200

Utilities - 0.0%##
Water Utilities - 0.0%##
CT Environmental Group Ltd. (China)[1]	768,000	234,004

TOTAL COMMON STOCKS (Identified Cost $593,531,755)		655,007,022

CORPORATE BONDS - 16.4%

Non-Convertible Corporate Bonds - 16.4%
Consumer Discretionary - 1.6%
Auto Components - 0.2%
Dana Financing Luxembourg S.A.R.L.[3], 6.50%, 6/1/2026	205,000	210,125
Magna International, Inc. (Canada), 4.15%, 10/1/2025	2,000,000	2,210,254

		2,420,379

Household Durables - 0.6%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[3], 6.125%, 7/1/2022	1,045,000	1,034,550
Lennar Corp., 12.25%, 6/1/2017	740,000	799,200
Meritage Homes Corp., 7.15%, 4/15/2020	530,000	579,025
Meritage Homes Corp., 7.00%, 4/1/2022	575,000	631,063
NVR, Inc., 3.95%, 9/15/2022	1,700,000	1,801,874
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	885,000	907,125
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	1,130,000	1,039,600

		6,792,437

	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Internet & Catalog Retail - 0.3%
The Priceline Group, Inc., 3.60%, 6/1/2026	2,950,000	$3,094,016

Media - 0.4%
CCO Holdings LLC - CCO Holdings Capital Corp.[3], 5.875%, 4/1/2024	480,000	512,400
Columbus International, Inc. (Barbados)[3], 7.375%, 3/30/2021	830,000	885,784
Sinclair Television Group, Inc.[3], 5.625%, 8/1/2024	580,000	598,850
Sirius XM Radio, Inc.[3], 5.375%, 4/15/2025	570,000	585,498
VTR Finance B.V. (Chile)[3], 6.875%, 1/15/2024	1,180,000	1,215,400

		3,797,932

Multiline Retail - 0.1%
Dollar General Corp., 3.25%, 4/15/2023	1,345,000	1,413,861

Total Consumer Discretionary		17,518,625

Consumer Staples - 1.2%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	1,590,000	1,832,454
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	1,220,000	1,986,632
PepsiCo, Inc., 3.10%, 7/17/2022	1,740,000	1,875,391

		5,694,477

Food & Staples Retailing - 0.5%
C&S Group Enterprises LLC[3], 5.375%, 7/15/2022	965,000	926,400
CVS Health Corp., 3.50%, 7/20/2022	2,610,000	2,832,072
The Kroger Co., 2.60%, 2/1/2021	1,800,000	1,868,481

		5,626,953

Food Products - 0.1%
Pinnacle Operating Corp.[3], 9.00%, 11/15/2020	1,285,000	1,053,700

Household Products - 0.1%
HRG Group, Inc., 7.75%, 1/15/2022 .	885,000	902,700

Total Consumer Staples		13,277,830

Energy - 2.4%
Energy Equipment & Services - 0.6%
Ensco plc, 5.20%, 3/15/2025	2,195,000	1,492,600
FTS International, Inc., 6.25%, 5/1/2022	575,000	215,625

5

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Energy Equipment & Services (continued)
Pride International, Inc., 8.50%, 6/15/2019	600,000	$613,500
Schlumberger Holdings Corp.[3], 3.625%, 12/21/2022	3,570,000	3,820,453
Transocean, Inc., 3.75%, 10/15/2017	375,000	367,500
Weatherford International Ltd., 7.75%, 6/15/2021	390,000	368,428

		6,878,106

Oil, Gas & Consumable Fuels - 1.8%
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	3,580,000	3,806,882
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	195,000	184,762
Cheniere Corpus Christi Holdings, LLC[3], 7.00%, 6/30/2024	580,000	606,100
Chevron Corp., 1.79%, 11/16/2018	1,835,000	1,862,765
Columbia Pipeline Group, Inc., 4.50%, 6/1/2025	1,820,000	1,963,165
ConocoPhillips Co., 3.35%, 5/15/2025	1,880,000	1,892,455
Crestwood Midstream Partners LP - Crestwood Midstream Finance Corp., 6.125%, 3/1/2022	445,000	417,463
Hilcorp Energy I LP - Hilcorp Finance Co.[3], 5.75%, 10/1/2025	275,000	259,875
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024	3,850,000	3,909,055
Kinder Morgan, Inc.[3], 5.625%, 11/15/2023	1,820,000	1,989,957
Oasis Petroleum, Inc., 6.875%, 1/15/2023	190,000	159,600
PBF Holding Co. LLC - PBF Finance Corp.[3], 7.00%, 11/15/2023	605,000	577,775
Petroleos Mexicanos (Mexico), 4.50%, 1/23/2026	1,935,000	1,871,145
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	985,000	1,017,013
WPX Energy, Inc., 6.00%, 1/15/2022	390,000	352,950

		20,870,962

Total Energy		27,749,068

Financials - 5.0%
Banks - 2.3%
Bank of America Corp., 5.70%, 5/2/2017	1,780,000	1,835,189

	PRINCIPAL
	AMOUNT[4]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Bank of America Corp., 4.00%, 1/22/2025		2,780,000	$2,887,820
Barclays Bank plc (United Kingdom)[3], 10.179%, 6/12/2021		1,460,000	1,865,381
Citigroup, Inc., 3.875%, 3/26/2025		3,745,000	3,879,872
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	AUD	380,000	293,717
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019		1,790,000	1,841,262
Intesa Sanpaolo S.p.A. (Italy)[3], 6.50%, 2/24/2021		1,620,000	1,845,737
JPMorgan Chase & Co., 4.95%, 3/25/2020		3,370,000	3,735,931
Lloyds Bank plc (United Kingdom)[3,5,6], 12.00%		745,000	1,013,513
Lloyds Banking Group plc (United Kingdom)[3], 4.582%, 12/10/2025		3,705,000	3,781,949
Popular, Inc., 7.00%, 7/1/2019		1,050,000	1,068,375
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	445,000	355,148
Santander Holdings USA, Inc., 2.65%, 4/17/2020		1,265,000	1,271,430
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	AUD	400,000	309,526

			25,984,850

Capital Markets - 0.9%
The Goldman Sachs Group, Inc.[7], 2.274%, 11/29/2023		3,690,000	3,695,646
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025		1,815,000	1,917,600
Morgan Stanley, 5.00%, 11/24/2025 .		2,570,000	2,856,326
TD Ameritrade Holding Corp., 2.95%, 4/1/2022		1,800,000	1,877,494

			10,347,066

Consumer Finance - 0.2%
Ally Financial, Inc., 2.75%, 1/30/2017		855,000	859,275
Navient Corp., 6.125%, 3/25/2024		1,185,000	1,119,825

			1,979,100

Diversified Financial Services - 0.1%
Horizon Pharma, Inc., 6.625%, 5/1/2023		860,000	834,200
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 7.375%, 4/1/2020		515,000	481,525

			1,315,725

6

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance - 0.3%
American International Group, Inc., 4.125%, 2/15/2024	1,059,000	$1,139,200
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	2,624,000	2,936,175

		4,075,375

Real Estate Investment Trusts (REITS) - 0.8%
American Tower Corp., 3.30%, 2/15/2021	3,620,000	3,806,093
Greystar Real Estate Partners LLC[3], 8.25%, 12/1/2022	490,000	520,321
GTP Acquisition Partners I LLC[3], 2.35%, 6/15/2020	1,150,000	1,144,572
MPT Operating Partnership LP - MPT Finance Corp., 5.25%, 8/1/2026	505,000	530,881
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[3], 8.25%, 11/7/2021 .	880,000	880,000
Welltower, Inc., 4.95%, 1/15/2021	1,705,000	1,893,085

		8,774,952

Real Estate Management & Development - 0.2%
Forestar USA Real Estate Group, Inc.[3], 8.50%, 6/1/2022	530,000	586,975
Rialto Holdings LLC - Rialto Corp.[3], 7.00%, 12/1/2018	1,505,000	1,536,003

		2,122,978

Thrifts & Mortgage Finance - 0.2%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	1,080,000	1,093,500
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[3], 5.875%, 8/1/2021	870,000	789,525
Radian Group, Inc., 7.00%, 3/15/2021	565,000	625,031

		2,508,056

Total Financials		57,108,102

Health Care - 0.5%
Biotechnology - 0.2%
AbbVie, Inc., 1.80%, 5/14/2018	1,840,000	1,854,869
AMAG Pharmaceuticals, Inc.[3], 7.875%, 9/1/2023	775,000	750,587

		2,605,456

Health Care Providers & Services - 0.2%
HCA, Inc., 7.50%, 2/15/2022	525,000	595,875

	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp.[7], 4.153%, 6/15/2020	595,000	$590,538
Tenet Healthcare Corp., 8.125%, 4/1/2022	565,000	583,363

		1,769,776

Pharmaceuticals - 0.1%
Concordia International Corp. (Canada)[3], 7.00%, 4/15/2023	875,000	721,875
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[3], 5.625%, 10/15/2023	885,000	849,600

		1,571,475

Total Health Care		5,946,707

Industrials - 2.2%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc.[3], 5.25%, 2/1/2021	1,330,000	1,286,775

Air Freight & Logistics - 0.0%##
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[3,8], 10.00%, 2/15/2018	614,000	319,280

Airlines - 0.4%
Allegiant Travel Co., 5.50%, 7/15/2019	730,000	764,675
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	1,150,724	1,260,043
Southwest Airlines Co., 2.75%, 11/6/2019	1,295,000	1,342,713
Southwest Airlines Co., 2.65%, 11/5/2020	670,000	690,172

		4,057,603

Commercial Services & Supplies - 0.1%
Constellis Holdings LLC - Constellis Finance Corp.[3], 9.75%, 5/15/2020	840,000	819,000
Herc Rentals, Inc.[3], 7.50%, 6/1/2022	275,000	278,438
West Corp.[3], 4.75%, 7/15/2021	240,000	241,800

		1,339,238

Construction & Engineering - 0.2%
Fluor Corp., 3.50%, 12/15/2024	1,790,000	1,919,541

Industrial Conglomerates - 0.5%
General Electric Co.[7], 1.148%, 5/5/2026	2,295,000	2,169,659

7

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Industrial Conglomerates (continued)
Siemens Financieringsmaatschappij N.V. (Germany)[3], 2.90%, 5/27/2022	3,550,000	$3,767,824

		5,937,483

Machinery - 0.2%
Case New Holland Industrial, Inc. (United Kingdom), 7.875%, 12/1/2017	780,000	837,525
Shape Technologies Group Inc.[3], 7.625%, 2/1/2020	590,000	586,684
Xerium Technologies, Inc.[3], 9.50%, 8/15/2021	360,000	358,200

		1,782,409

Trading Companies & Distributors - 0.7%
Air Lease Corp., 3.375%, 6/1/2021	3,715,000	3,859,959
Aircastle Ltd., 5.50%, 2/15/2022	555,000	593,850
Aviation Capital Group Corp.[3], 3.875%, 9/27/2016	2,100,000	2,105,250
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	1,125,000	1,122,188
International Lease Finance Corp., 6.25%, 5/15/2019	510,000	559,088

		8,240,335

Total Industrials		24,882,664

Information Technology - 0.9%
Internet Software & Services - 0.1%
VeriSign, Inc., 5.25%, 4/1/2025	345,000	360,525

IT Services - 0.4%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	1,795,000	1,871,361
Visa, Inc., 2.80%, 12/14/2022	2,670,000	2,822,027

		4,693,388

Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp., 2.45%, 7/29/2020	1,795,000	1,871,927
QUALCOMM, Inc., 3.00%, 5/20/2022	1,780,000	1,876,775

		3,748,702

Technology Hardware, Storage & Peripherals - 0.1%
Diebold, Inc.[3], 8.50%, 4/15/2024	615,000	615,769
Western Digital Corp.[3], 10.50%, 4/1/2024	620,000	698,275

		1,314,044

Total Information Technology		10,116,659

	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 1.0%
Chemicals - 0.4%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[3], 6.75%, 10/15/2019	835,000	$828,738
The Dow Chemical Co., 8.55%, 5/15/2019	1,560,000	1,857,679
Solvay Finance America LLC (Belgium)[3], 3.40%, 12/3/2020	1,800,000	1,880,768

		4,567,185

Containers & Packaging - 0.1%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[3,7], 3.653%, 12/15/2019	595,000	600,206
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[3], 7.25%, 5/15/2024	605,000	638,275

		1,238,481

Metals & Mining - 0.4%
Alcoa, Inc., 5.87%, 2/23/2022	865,000	932,037
Anglo American Capital plc (United Kingdom)[3], 3.625%, 5/14/2020	325,000	314,437
ArcelorMittal (Luxembourg), 10.85%, 6/1/2019	260,000	305,500
BHP Billiton Finance USA Ltd. (Australia), 3.85%, 9/30/2023	1,425,000	1,578,946
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[3], 7.375%, 2/1/2020 .	880,000	748,000
Techniplas LLC[3], 10.00%, 5/1/2020	515,000	399,125

		4,278,045

Paper & Forest Products - 0.1%
Domtar Corp., 4.40%, 4/1/2022	1,470,000	1,524,725

Total Materials		11,608,436

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.1%
AT&T, Inc., 5.20%, 3/15/2020	3,335,000	3,736,641
CenturyLink, Inc., 7.50%, 4/1/2024	955,000	1,019,462
Frontier Communications Corp., 11.00%, 9/15/2025	1,205,000	1,286,338
Inmarsat Finance plc (United Kingdom)[3], 4.875%, 5/15/2022	1,080,000	1,004,184
Numericable-SFR S.A. (France)[3], 6.25%, 5/15/2024	195,000	187,078
Numericable-SFR S.A. (France)[3], 7.375%, 5/1/2026	230,000	229,713
Qualitytech LP - QTS Finance Corp., 5.875%, 8/1/2022	740,000	758,500

8

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM	PRINCIPAL
SERIES	AMOUNT/
	SHARES[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc., 4.15%, 3/15/2024	3,430,000	$3,820,770

		12,042,686

Wireless Telecommunication Services - 0.3%
Altice Financing S.A. (Luxembourg)[3], 6.625%, 2/15/2023	2,160,000	2,164,061
Hughes Satellite Systems Corp.[3], 6.625%, 8/1/2026	510,000	506,175
T-Mobile USA, Inc., 6.836%, 4/28/2023	475,000	507,063
Wind Acquisition Finance S.A. (Italy)[3], 4.75%, 7/15/2020	790,000	786,548

		3,963,847

Total Telecommunication Services		16,006,533

Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Yield plc (Spain)[3], 7.00%, 11/15/2019	1,165,000	1,159,175
Terraform Global Operating LLC[3], 9.75%, 8/15/2022	900,000	902,250
TerraForm Power Operating LLC[3], 6.125%, 6/15/2025	515,000	512,425

Total Utilities		2,573,850

TOTAL CORPORATE BONDS (Identified Cost $184,127,175)		186,788,474

MUTUAL FUNDS - 0.2%
iShares MSCI India ETF	8,840	261,222
iShares Russell Mid-Cap Growth ETF	11,720	1,147,388
iShares U.S. Real Estate ETF	4,380	373,921

TOTAL MUTUAL FUNDS (Identified Cost $1,699,183)		1,782,531

U.S. TREASURY SECURITIES - 6.3%
U.S. Treasury Bonds - 1.0%
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042 (Identified Cost $10,418,325)	11,376,026	11,808,997

U.S. Treasury Notes - 5.3%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	10,572,308	10,761,870

	PRINCIPAL
	AMOUNT[4]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	10,859,915	$11,004,710
U.S. Treasury Note, 0.75%, 4/15/2018	12,559,000	12,575,678
U.S. Treasury Note, 1.375%, 4/30/2020	12,484,000	12,703,931
U.S. Treasury Note, 1.75%, 4/30/2022	12,414,000	12,826,666

TOTAL U.S. TREASURY NOTES (Identified Cost $59,104,636)		59,872,855

TOTAL U.S. TREASURY SECURITIES (Identified Cost $69,522,961)		71,681,852

ASSET-BACKED SECURITIES - 1.0%

Cazenovia Creek Funding I LLC, Series 2015-1A, Class A3, 2.00%, 12/10/2023	981,037	976,132
Enterprise Fleet Financing LLC, Series 2014-2, Class A2[3], 1.05%, 3/20/2020	666,674	664,685
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[3], 1.59%, 2/22/2021	2,371,437	2,373,474
FDIC Trust, Series 2011-R1, Class A3, 2.672%, 7/25/2026	560,498	571,140
FNA Trust, Series 2014-1A, Class A3, 1.296%, 12/10/2022	697,928	692,802
Home Partners of America Trust, Series 2016-1, Class A3,7, 2.093%, 3/17/2033	831,031	835,140
Invitation Homes Trust, Series 2015-SFR3, Class A3,7, 1.743%, 8/17/2032	1,579,073	1,579,758
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A3, 1.92%, 10/15/2019	1,200,000	1,197,281
SpringCastle America Funding LLC, Series 2014-AA, Class A3, 2.70%, 5/25/2023	748,053	750,147
Starwood Retail Property Trust, Series 2014-STAR, Class A3,7, 1.701%, 11/15/2027	1,500,000	1,486,626
Tax Ease Funding LLC, Series 2016-1A, Class A3, 3.131%, 6/15/2028	690,000	689,434

TOTAL ASSET-BACKED SECURITIES (Identified Cost $11,811,375)		11,816,619

9

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	PRINCIPAL
	AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.4%

Americold LLC Trust, Series 2010-ARTA, Class A1[3], 3.847%, 1/14/2029	161,102	$168,393
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM7, 5.568%, 10/12/2041	1,180,000	1,184,030
BWAY Mortgage Trust, Series 2015-1740, Class A3, 2.917%, 1/13/2035	3,300,000	3,399,792
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[3,7], 2.50%, 5/25/2043	1,073,541	1,075,009
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[3,7], 2.13%, 2/25/2043	847,390	834,580
DB-UBS Mortgage Trust, Series 2011-LC1A, Class A1[3], 3.742%, 11/10/2046	5,162	5,191
Extended Stay America Trust, Series 2013-ESH7, Class A27[3], 2.958%, 12/5/2031	1,115,160	1,120,280
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[7], 1.58%, 8/25/2020	9,238,208	396,790
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[7], 1.381%, 4/25/2021	9,756,237	479,030
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[7], 1.701%, 10/25/2021	4,198,386	277,311
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[7], 1.523%, 12/25/2021	23,648,734	1,404,557
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[7], 1.618%, 6/25/2022	11,516,499	815,056
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[7], 0.329%, 4/25/2023	46,251,384	569,974
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[7], 0.231%, 5/25/2023	29,822,991	217,258
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[7], 1.699%, 10/25/2018	5,837,491	172,682

	PRINCIPAL
	AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	1,325,000	$1,337,964
FREMF Mortgage Trust, Series 2011-K701, Class B3,7, 4.436%, 7/25/2048	550,000	563,201
FREMF Mortgage Trust, Series 2011-K702, Class B3,7, 4.931%, 4/25/2044	675,000	703,501
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[3], 0.10%, 6/25/2046	82,435,851	438,526
FREMF Mortgage Trust, Series 2013-K712, Class B3,7, 3.484%, 5/25/2045	1,050,000	1,078,523
FREMF Mortgage Trust, Series 2014-K41, Class B3,7, 3.961%, 11/25/2047	1,800,000	1,847,380
FREMF Mortgage Trust, Series 2014-K715, Class B3,7, 4.122%, 2/25/2046	1,750,000	1,848,751
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[3,7], 3.495%, 12/15/2034	2,100,000	2,179,740
GS Mortgage Securities Trust, Series 2010-C2, Class A1[3], 3.849%, 12/10/2043	93,854	98,632
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.271%, 11/10/2046	3,000,000	3,423,596
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 5/15/2047	3,497,437	3,518,050
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[3,7], 3.00%, 3/25/2043	620,069	629,818
JP Morgan Mortgage Trust, Series 2013-2, Class A2[3,7], 3.50%, 5/25/2043	760,482	783,237
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[3,7], 3.00%, 6/25/2029	1,193,586	1,228,462
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, 5.347%, 11/15/2038	185,995	186,119
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[3], 2.767%, 1/20/2041	1,164,005	1,173,013
Motel 6 Trust, Series 2015-MTL6, Class B3, 3.298%, 2/5/2030	1,220,000	1,234,886

10

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	PRINCIPAL
	AMOUNT[4]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[3,7], 3.75%, 11/25/2054		1,080,643	$1,123,907
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[3,7], 3.75%, 8/25/2055		1,453,716	1,516,557
OBP Depositor LLC Trust, Series 2010-OBP, Class A3, 4.646%, 7/15/2045		115,000	126,613
SCG Trust, Series 2013-SRP1, Class AJ3,7, 2.431%, 11/15/2026		2,600,000	2,597,107
Sequoia Mortgage Trust, Series 2013-2, Class A7, 1.874%, 2/25/2043		836,616	805,995
Sequoia Mortgage Trust, Series 2013-7, Class A2[7], 3.00%, 6/25/2043		649,933	660,050
Sequoia Mortgage Trust, Series 2013-8, Class A1[7], 3.00%, 6/25/2043		891,708	907,870
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX3, 4.004%, 9/13/2028		350,000	373,940
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[7], 6.011%, 6/15/2045		23,407	23,407
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[3], 4.393%, 11/15/2043		600,000	657,600
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405%, 12/15/2047		2,700,000	2,923,982
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045		1,465,000	1,475,273
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[3,7], 3.50%, 1/20/2045		1,122,954	1,155,041
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[3,7], 3.50%, 3/20/2045		1,200,509	1,231,403

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $49,080,746)			49,972,077

FOREIGN GOVERNMENT BONDS - 1.9%

Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	805,000,000	1,266,759
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019		500,000	602,500

	PRINCIPAL
	AMOUNT[4]		VALUE

FOREIGN GOVERNMENT BONDS (continued)

Bundesrepublik Deutschland (Germany), 1.50%, 9/4/2022	EUR	200,000	$251,609
Bundesrepublik Deutschland (Germany), 1.00%, 8/15/2024	EUR	200,000	248,477
Canada Housing Trust No. 1 (Canada)[3], 4.10%, 12/15/2018	CAD	385,000	317,955
Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD	160,000	123,781
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	460,000	392,972
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		6,425,000	6,637,963
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	EUR	295,000	403,590
Ireland Government Bond (Ireland), 0.80%, 3/15/2022	EUR	200,000	235,117
Ireland Government Bond (Ireland), 3.90%, 3/20/2023	EUR	50,000	70,204
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR	625,000	906,891
Italy Buoni Poliennali Del Tesoro (Italy), 1.45%, 9/15/2022	EUR	75,000	88,445
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	EUR	760,000	1,106,375
Italy Buoni Poliennali Del Tesoro (Italy), 1.50%, 6/1/2025	EUR	200,000	232,925
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	JPY	100,300,000	985,267
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	KRW	470,000,000	423,795
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR	3,275,000	806,410
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	MXN	5,945,000	320,212
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	MXN	9,500,000	507,328
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	9,400,000	544,323
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	4,000,000	221,108
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	6,500,000	359,995
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,250,000	76,175
Norway Government Bond (Norway)[3], 4.25%, 5/19/2017	NOK	1,600,000	195,248
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	845,000	654,155
Spain Government Bond (Spain), 4.50%, 1/31/2018	EUR	325,000	388,769
Spain Government Bond (Spain)[3], 4.00%, 4/30/2020	EUR	510,000	655,368

11

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	PRINCIPAL
	AMOUNT[4]		VALUE

FOREIGN GOVERNMENT BONDS (continued)

Spain Government Bond (Spain)[3], 5.40%, 1/31/2023	EUR	755,000	$1,111,672
Spain Government Bond (Spain)[3], 1.60%, 4/30/2025	EUR	400,000	474,704
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	375,000	501,059
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	475,000	678,357

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $23,212,628)			21,789,508

U.S. GOVERNMENT AGENCIES - 9.4%

Mortgage-Backed Securities - 8.2%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		448,830	481,939
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		30,142	31,969
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		43,921	47,621
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		305,051	327,067
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		55,000	59,833
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		529,276	566,463
Fannie Mae, Pool #990895, 5.50%, 10/1/2023		42,013	45,105
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		34,274	37,251
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		1,422,341	1,562,037
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034		1,260,888	1,365,027
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034		667,250	731,971
Fannie Mae, Pool #AS3677, 4.00%, 10/1/2034		1,226,589	1,316,694
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035		1,644,701	1,780,866
Fannie Mae, Pool #MA2198, 3.50%, 3/1/2035		3,333,485	3,546,573
Fannie Mae, Pool #888021, 6.00%, 12/1/2036		76,545	87,556
Fannie Mae, Pool #909786, 5.50%, 3/1/2037		196,799	221,018
Fannie Mae, Pool #995050, 6.00%, 9/1/2037		223,946	255,987
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037		814,877	932,409

	PRINCIPAL
	AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	722,195	$812,189
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	481,939	550,743
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	873,507	978,902
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	427,672	488,719
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	24,889	28,431
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038	291,937	333,077
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	1,445,712	1,653,477
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	41,191	47,066
Fannie Mae, Pool #890294, 5.50%, 1/1/2039	1,630,132	1,830,624
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	908,565	1,020,604
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	146,484	164,622
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	1,101,345	1,202,188
Fannie Mae, Pool #890326, 5.50%, 1/1/2040	1,285,096	1,443,344
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	773,208	884,881
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	821,652	938,987
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	997,353	1,139,047
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	648,483	741,468
Fannie Mae, Pool #890519, 6.00%, 10/1/2040	1,484,407	1,696,087
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	687,253	750,800
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041	1,462,068	1,573,625
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	303,623	332,518
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	239,956	262,793
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	703,282	770,089
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	1,144,929	1,232,413
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	165,098	180,809

12

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	PRINCIPAL
	AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	2,778,072	$3,032,803
Fannie Mae, Pool #AK4940, 3.50%, 3/1/2042	805,433	853,468
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	1,456,313	1,565,835
Fannie Mae, Pool #AL7767, 4.50%, 6/1/2044	2,905,343	3,177,865
Fannie Mae, Pool #AL6294, 4.50%, 11/1/2044	2,653,913	2,892,855
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	2,289,106	2,497,300
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	1,563,727	1,725,595
Fannie Mae, Pool #AZ3627, 4.00%, 11/1/2045	657,450	705,003
Fannie Mae, Pool #BA3890, 4.00%, 11/1/2045	873,531	936,849
Fannie Mae, Pool #BA6762, 4.00%, 12/1/2045	691,138	740,807
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	2,955,071	3,121,469
Fannie Mae, Pool #AL8674, 5.658%, 1/1/2049	2,995,056	3,440,206
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	143,662	151,027
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	55,270	59,992
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	39,201	42,577
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	29,751	32,523
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	53,653	58,548
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	21,856	23,764
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	824,889	904,689
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	1,109,342	1,217,512
Freddie Mac, Pool #C91766, 4.50%, 5/1/2034	773,882	853,062
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	809,888	893,323
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	996,594	1,093,781
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	842,986	911,329
Freddie Mac, Pool #C91850, 4.00%, 9/1/2035	2,894,829	3,128,331

	PRINCIPAL
	AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	86,209	$98,604
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	180,237	202,648
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	228,737	261,815
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	549,963	619,320
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	341,071	383,677
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	413,126	465,320
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	1,192,558	1,344,709
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	800,227	899,723
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	1,208,220	1,358,128
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	314,712	353,252
Freddie Mac, Pool #G06172, 5.50%, 12/1/2038	592,489	666,122
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	412,938	464,030
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	915,031	999,719
Freddie Mac, Pool #A89760, 4.50%, 12/1/2039	162,786	177,703
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	189,200	212,679
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	118,306	133,003
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	345,132	395,004
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	230,418	264,142
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	3,188,313	3,489,159
Freddie Mac, Pool #G07589, 5.50%, 6/1/2041	1,933,188	2,170,776
Freddie Mac, Pool #Q17719, 3.50%, 4/1/2043	1,194,878	1,265,650
Freddie Mac, Pool #Q28831, 4.50%, 10/1/2044	572,790	624,440
Freddie Mac, Pool #C09068, 3.50%, 11/1/2044	858,661	906,546
Freddie Mac, Pool #G08669, 4.00%, 9/1/2045	1,689,686	1,808,447
Freddie Mac, Pool #G08672, 4.00%, 10/1/2045	3,482,529	3,728,230

13

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM	PRINCIPAL
SERIES	AMOUNT4 /
	SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #Q37892, 4.00%, 12/1/2045	1,880,003	$2,015,120

Total Mortgage-Backed Securities
(Identified Cost $91,762,551)		93,823,368

Other Agencies - 1.2%

Fannie Mae, 2.625%, 9/6/2024
(Identified Cost $13,140,364)	12,214,000	13,149,641

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $104,902,915)		106,973,009

SHORT-TERM INVESTMENT - 0.3%

Dreyfus Cash Management, Inc. - Institutional Shares[9], 0.24%,
(Identified Cost $3,497,351)	3,497,351	3,497,351

TOTAL INVESTMENTS - 97.5%
(Identified Cost $1,041,386,089)		1,109,308,443
OTHER ASSETS, LESS LIABILITIES - 2.5%		28,935,771

NET ASSETS - 100%		$1,138,244,214

	CONTRACTS	VALUE

CALL OPTIONS WRITTEN - 0.0%##
Alphabet, Inc. - Class A, Strike $770, Expiring August 19, 2016	42	$(123,900)
BlackRock, Inc., Strike $370, Expiring August 19, 2016	88	(35,640)
Electronic Arts, Inc., Strike $87.50, Expiring August 19, 2016	358	(7,518)
Range Resources Corp., Strike $48, Expiring August 19, 2016	799	(3,995)
ServiceNow, Inc., Strike $83, Expiring August 19, 2016	340	(11,900)
TripAdvisor, Inc., Strike $75, Expiring August 05, 2016	328	(38,704)
Visa, Inc. - Class A, Strike $82.50, Expiring August 19, 2016	403	(4,030)

TOTAL CALL OPTIONS WRITTEN
(Premiums Received $189,916)		(225,687)

PUT OPTIONS WRITTEN - 0.0%##

Cerner Corp., Strike $55, Expiring August 19, 2016	519	(14,013)
The Priceline Group, Inc., Strike $1250, Expiring August 12, 2016	22	(36,982)
salesforce.com, Inc., Strike $72.50, Expiring August 19, 2016	1,571	(18,852)

TOTAL PUT OPTIONS WRITTEN
(Premiums Received $126,126)		$(69,847)

ADR - American Depositary Receipt

AUD - Australian Dollar

CAD - Canadian Dollar

CLP - Chilean Peso

ETF - Exchange-traded fund

EUR - Euro

GBP - British Pound

IO - Interest only

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

No. - Number

NOK - Norwegian Krone

SGD - Singapore Dollar

## Less than 0.1%.

* Non-income producing security.

1 A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2 A portion of this security is designated with the broker as collateral for options contracts written. As of July 31, 2016, the total value of such securities was $30,656,379.

3 Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $99,831,201 or 8.8%, of the Series’ net assets as of July 31, 2016.

4 Amount is stated in USD unless otherwise noted.

5 Security is perpetual in nature and has no stated maturity date.

14

Investment Portfolio - July 31, 2016

(unaudited)

6 The rate shown is a fixed rate as of July 31, 2016; the rate becomes floating, based on LIBOR plus a spread, in December 2024.

7 The coupon rate is floating and is the effective rate as of July 31, 2016.

8 Represents a Payment-In-Kind bond.

9 Rate shown is the current yield as of July 31, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On July 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,042,770,498
Unrealized appreciation	96,823,306
Unrealized depreciation	(30,285,361)

Net unrealized appreciation	$66,537,945

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2016 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$161,438,230	$141,110,271	$20,327,959	$—
Consumer Staples	60,562,855	29,816,072	30,746,783	—
Energy	24,768,013	23,349,986	1,418,027	—
Financials	48,446,158	47,017,085	1,429,073	—
Health Care	86,038,212	83,759,670	2,278,542	—
Industrials	27,842,686	11,054,571	16,788,115	—
Information Technology	191,960,117	184,278,160	7,681,957	—
Materials	49,999,547	48,605,353	1,394,194	—
Telecommunication Services	3,717,200	3,355,477	361,723	—
Utilities	234,004	—	234,004	—
U.S. Treasury and other U.S. Government agencies	178,654,861	—	178,654,861	—
Corporate debt:
Consumer Discretionary	17,518,625	—	17,518,625	—
Consumer Staples	13,277,830	—	13,277,830	—
Energy	27,749,068	—	27,749,068	—
Financials	57,108,102	—	57,108,102	—
Health Care	5,946,707	—	5,946,707	—

15

Investment Portfolio - July 31, 2016

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Industrials	$24,882,664	$—	$24,882,664	$—
Information Technology	10,116,659	—	10,116,659	—
Materials	11,608,436	—	11,608,436	—
Telecommunication Services	16,006,533	—	16,006,533	—
Utilities	2,573,850	—	2,573,850	—
Asset-backed securities	11,816,619	—	11,816,619	—
Commercial mortgage-backed securities	49,972,077	—	49,972,077	—
Foreign government bonds	21,789,508	—	21,789,508	—
Mutual fund	5,279,882	5,279,882	—	—

Total assets	1,109,308,443	577,626,527	531,681,916	—

Liabilities:
Other financial instruments*:
Equity contracts	(295,534)	(295,534)	—	—

Total liabilities	(295,534)	(295,534)	—	—

Total	$1,109,012,909	$577,330,993	$531,681,916	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2015 or July 31, 2016.

* Other financial instruments are exchange traded options (Level 1).

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

16

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS - 89.2%
Consumer Discretionary - 19.1%
Diversified Consumer Services - 1.2%
Fu Shou Yuan International Group Ltd. (China)[1]	1,471,000	$986,674
Houghton Mifflin Harcourt Co.*	500,228,265	8,478,779
Kroton Educacional S.A. (Brazil)	91,370	411,424

		9,876,877

Hotels, Restaurants & Leisure - 1.6%
Accor S.A. (France)[1]	11,910	498,605
Chipotle Mexican Grill, Inc.*	1,240	525,748
Yum! Brands, Inc	130,400	11,660,368

		12,684,721

Household Durables - 0.0%##
LGI Homes, Inc.*	2,590	88,915

Internet & Catalog Retail - 5.1%
Amazon.com, Inc.*	14,930	11,329,033
ASOS plc (United Kingdom)*[1]	10,510	627,473
Expedia, Inc.	6,730	785,055
The Priceline Group, Inc.*	12,560	16,966,174
Rakuten, Inc. (Japan)[1]	107,310	1,214,388
TripAdvisor, Inc.*	136,080	9,521,518
Zalando SE (Germany)*[1,2]	15,900	602,881

		41,046,522

Leisure Products - 0.1%
Shimano, Inc. (Japan)[1]	3,400	531,728

Media - 8.3%
AMC Networks, Inc. - Class A*	126,020	6,976,467
Global Mediacom Tbk PT (Indonesia)[1]	2,506,940	197,701
ITV plc (United Kingdom)[1]	1,809,660	4,692,336
Liberty Global plc - Class A - ADR (United Kingdom)*	247,897	7,860,814
Sinclair Broadcast Group, Inc. - Class A	140,320	3,903,702
Surya Citra Media Tbk PT (Indonesia)[1]	1,500,200	363,435
Time Warner, Inc.	211,070	16,178,516
Tribune Media Co. - Class A	322,520	11,949,366
Twenty-First Century Fox, Inc. - Class A	544,935	14,517,068

		66,639,405

Specialty Retail - 1.3%
Advance Auto Parts, Inc.	9,590	1,628,957
Kingfisher plc (United Kingdom)[1]	1,802,744	8,005,412
Monro Muffler Brake, Inc.	9,020	564,832

	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Specialty Retail (continued)
Mr Price Group Ltd. (South Africa)[1]	14,510	$239,281

		10,438,482

Textiles, Apparel & Luxury Goods - 1.5%
ANTA Sports Products Ltd. (China)[1] .	173,000	386,641
Kering (France)[1]	3,595	683,227
lululemon athletica, Inc.*	141,756	11,007,353

		12,077,221

Total Consumer Discretionary		153,383,871

Consumer Staples - 9.6%
Beverages - 5.7%
Ambev S.A. - ADR (Brazil)	2,119,814	12,252,525
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	91,648	11,840,264
Cia Cervecerias Unidas S.A. - ADR (Chile)	17,290	395,422
The Coca-Cola Co.	192,880	8,415,354
Diageo plc (United Kingdom)[1]	421,010	12,064,763
Fomento Economico Mexicano
S.A.B. de C.V. - ADR (Mexico)	1,840	164,680
Treasury Wine Estates Ltd.
(Australia)[1]	98,589	724,171

		45,857,179

Food & Staples Retailing - 0.1%
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	114,410	765,083
Tesco plc (United Kingdom)*[1]	75,303	155,262

		920,345

Food Products - 1.6%
Adecoagro S.A. (Argentina)*	73,950	810,492
Danone S.A. (France)[1]	9,393	720,387
Gruma S.A.B de C.V. - Class B (Mexico)	12,620	181,688
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	56,380	168,478
Nestle S.A. (Switzerland)[1]	102,067	8,178,898
Sao Martinho S.A. (Brazil)	44,390	724,637
Suedzucker AG (Germany)[1]	51,462	1,287,777
Tiger Brands Ltd. (South Africa)[1]	11,210	314,874
Universal Robina Corp. (Philippines)[1]	122,500	521,533

		12,908,764

Personal Products - 2.0%
Beiersdorf AG (Germany)[1]	77,900	7,318,729

1

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Personal Products (continued)
Unilever plc - ADR (United Kingdom)	185,870	$8,700,575

		16,019,304

Tobacco - 0.2%
Gudang Garam Tbk PT (Indonesia)[1] .	113,270	584,900
Japan Tobacco, Inc. (Japan)[1]	12,900	503,096
Swedish Match AB (Sweden)[1]	4,163	151,865

		1,239,861

Total Consumer Staples		76,945,453

Energy - 2.9%
Energy Equipment & Services - 1.7%
Schlumberger Ltd	163,448	13,160,833

Oil, Gas & Consumable Fuels - 1.2%
Cameco Corp. (Canada)	32,685	312,469
Cosan S.A. Industria e Comercio (Brazil)	17,250	181,683
Galp Energia SGPS S.A. (Portugal)[1]	61,000	835,581
Range Resources Corp.	197,330	7,954,372
Royal Dutch Shell plc - Class B (Netherlands)[1]	17,214	457,871

		9,741,976

Total Energy		22,902,809

Financials - 5.4%
Banks - 0.0%##
ICICI Bank Ltd. - ADR (India)	33,350	252,793

Capital Markets - 0.9%
BlackRock, Inc.	19,630	7,189,488

Consumer Finance - 1.5%
SLM Corp.*	866,030	6,226,756
Synchrony Financial*	192,230	5,359,372

		11,586,128

Diversified Financial Services - 0.0%##
JSE Ltd. (South Africa)[1]	16,280	199,441

Real Estate Investment Trusts (REITS) - 2.4%
Agree Realty Corp.	3,500	177,520
Alexandria Real Estate Equities, Inc.	1,530	171,819
alstria office REIT AG (Germany)[1]	43,080	599,959
American Campus Communities, Inc.	2,450	132,472
American Homes 4 Rent - Class A	6,370	138,229
Apartment Investment & Management Co. - Class A	3,590	165,032

	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
AvalonBay Communities, Inc.	1,240	$230,206
Boston Properties, Inc.	1,110	157,764
Brandywine Realty Trust	5,180	87,387
Brixmor Property Group, Inc.	3,140	89,176
CatchMark Timber Trust, Inc. - Class A	7,350	89,009
Chesapeake Lodging Trust	5,690	143,786
Colony Starwood Homes	4,050	132,678
Columbia Property Trust, Inc.	3,160	76,788
Community Healthcare Trust, Inc.	8,660	199,093
CoreSite Realty Corp.	690	56,946
Crown Castle International Corp.	830	80,535
CubeSmart	6,040	179,448
DDR Corp.	8,660	170,948
Digital Realty Trust, Inc.	1,060	110,728
Douglas Emmett, Inc.	4,120	156,725
Education Realty Trust, Inc.	2,606	125,453
Equinix, Inc.	490	182,706
Equity LifeStyle Properties, Inc.	1,210	99,510
Equity One, Inc.	4,460	148,384
Equity Residential	3,080	209,409
Extra Space Storage, Inc.	1,230	105,805
Fibra Shop Portafolios Inmobiliarios S.A.P.I. de C.V. (Mexico)	52,406	47,794
Forest City Realty Trust, Inc. - Class A	6,900	163,185
General Growth Properties, Inc.	4,660	148,887
Global Medical REIT, Inc.	3,510	38,329
Healthcare Trust of America, Inc. - Class A	3,250	110,663
Host Hotels & Resorts, Inc.	4,330	76,814
Klepierre (France)[1]	2,800	134,263
Lamar Advertising Co. - Class A	1,900	128,934
LaSalle Hotel Properties	4,340	119,567
Mid-America Apartment Communities, Inc.	1,190	126,164
NorthStar Realty Finance Corp.	7,480	100,232
Outfront Media, Inc.	6,230	144,972
Pennsylvania Real Estate Investment Trust	6,330	161,035
Physicians Realty Trust	9,720	211,118
Prologis, Inc.	5,310	289,342
Public Storage	570	136,184
Retail Opportunity Investments Corp.	1,950	44,518
Retail Properties of America, Inc. - Class A	4,820	84,977
Rexford Industrial Realty, Inc.	7,360	168,250

2

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Simon Property Group, Inc.	2,230	$506,299
Sovran Self Storage, Inc.	1,660	169,934
Spirit Realty Capital, Inc.	10,220	139,707
STORE Capital Corp.	5,070	158,133
Tanger Factory Outlet Centers, Inc.	3,380	141,081
Taubman Centers, Inc.	1,370	110,860
Terreno Realty Corp.	5,650	157,352
UDR, Inc.	2,100	78,183
Urban Edge Properties	4,260	127,417
Ventas, Inc.	2,010	153,082
Vornado Realty Trust	1,350	144,990
Welltower, Inc.	1,820	144,381
Weyerhaeuser Co.	332,582	10,882,083

		19,566,245

Real Estate Management & Development - 0.6%
CBRE Group, Inc. - Class A*	1,710	48,650
First Capital Realty, Inc. (Canada)	3,480	61,809
Realogy Holdings Corp.*	144,010	4,462,870

		4,573,329

Total Financials		43,367,424

Health Care - 18.8%
Biotechnology - 0.4%
Alexion Pharmaceuticals, Inc.*	4,660	599,276
BioMarin Pharmaceutical, Inc.*	6,170	613,421
Cepheid, Inc.*	23,820	841,561
China Biologic Products, Inc. (China)*	3,410	407,086
Seattle Genetics, Inc.*	10,960	526,738
Vertex Pharmaceuticals, Inc.*	6,300	611,100

		3,599,182

Health Care Equipment & Supplies - 4.6%
The Cooper Companies, Inc.	58,870	10,742,009
Intuitive Surgical, Inc.*	19,550	13,602,108
Medtronic plc	144,080	12,625,730
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	140,572	78,599

		37,048,446

Health Care Providers & Services - 4.2%
Acadia Healthcare Co., Inc.*	14,380	812,470
Brookdale Senior Living, Inc.*	2,450	45,252
DaVita HealthCare Partners, Inc.*	113,600	8,808,544
Express Scripts Holding Co.*	182,640	13,893,425
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	88,478	8,081,392

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	15,410	$703,467
KPJ Healthcare Berhad (Malaysia)[1]	258,230	271,521
Odontoprev S.A. (Brazil)	113,170	454,090
Siloam International Hospitals Tbk PT (Indonesia)*[1]	390,700	291,567

		33,361,728

Health Care Technology - 2.3%
Cerner Corp.*	296,310	18,486,781

Life Sciences Tools & Services - 2.7%
QIAGEN N.V.*	400,900	10,744,120
QIAGEN N.V.*[1]	6,010	157,768
Thermo Fisher Scientific, Inc.	67,940	10,791,590

		21,693,478

Pharmaceuticals - 4.6%
AstraZeneca plc - ADR (United Kingdom)	20,520	700,553
Genomma Lab Internacional S.A.B. de C.V. - Class B (Mexico)*	148,780	171,077
GlaxoSmithKline plc (United Kingdom)[1]	10,705	239,075
Johnson & Johnson	98,520	12,337,660
Novartis AG - ADR (Switzerland)	107,770	8,972,930
Perrigo Co. plc.	161,950	14,800,610

		37,221,905

Total Health Care		151,411,520

Industrials - 5.5%
Aerospace & Defense - 0.9%
Korea Aerospace Industries Ltd. (South Korea)[1]	1,522	109,629
LIG Nex1 Co. Ltd. (South Korea)[1]	1,120	104,593
Safran S.A. (France)[1]	103,230	7,017,220

		7,231,442

Airlines - 0.1%
easyJet plc (United Kingdom)[1]	17,640	242,637
Ryanair Holdings plc - ADR (Ireland)	9,540	675,146

		917,783

Building Products - 0.7%
Masco Corp	154,920	5,651,482

Commercial Services & Supplies - 0.2%
China Everbright International Ltd. (China)[1]	159,000	172,194

3

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies (continued)
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)[1]	2,920	$178,917
MiX Telematics Ltd. - ADR (South Africa)	33,310	170,880
Stericycle, Inc.*	8,640	779,933

		1,301,924

Industrial Conglomerates - 1.5%
Danaher Corp.	127,490	10,382,786
Siemens AG (Germany)[1]	11,230	1,218,983

		11,601,769

Machinery - 1.8%
Alstom S.A. (France)*[1]	19,050	469,100
ANDRITZ AG (Austria)[1]	11,040	562,881
FANUC Corp. (Japan)[1]	2,491	416,515
Flowserve Corp.	227,480	10,884,918
GEA Group AG (Germany)[1]	21,140	1,128,755
SMC Corp. (Japan)[1]	2,700	705,995
Sulzer AG (Switzerland)[1]	1,760	178,697
The Weir Group plc (United Kingdom)[1]	5,550	107,535

		14,454,396

Professional Services - 0.1%
Applus Services S.A. (Spain)[1]	41,180	437,776
Bureau Veritas S.A. (France)[1]	17,140	372,504

		810,280

Road & Rail - 0.2%
Genesee & Wyoming, Inc. - Class A*	10,280	665,630
Kansas City Southern	9,650	927,462

		1,593,092

Trading Companies & Distributors - 0.0%##
Brenntag AG (Germany)[1]	6,762	335,911

Total Industrials		43,898,079

Information Technology - 23.0%
Electronic Equipment, Instruments & Components - 2.8%
FLIR Systems, Inc.	461,140	15,023,941
Hitachi Ltd. (Japan)[1]	175,000	799,597
Keyence Corp. (Japan)[1]	1,246	878,896
PAX Global Technology Ltd. (Hong Kong)[1]	1,005,000	831,912
VeriFone Systems, Inc.*	262,540	5,030,266

		22,564,612

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Internet Software & Services - 5.7%
Alibaba Group Holding Ltd. - ADR (China)*	10,420	$859,442
Alphabet, Inc. - Class A*	10,500	8,309,070
Alphabet, Inc. - Class C*	11,320	8,702,703
Baidu, Inc. - ADR (China)*	3,820	609,672
Benefitfocus, Inc.*	12,050	518,150
Facebook, Inc. - Class A*	137,000	16,979,780
Match Group, Inc.*	33,520	527,940
MercadoLibre, Inc. (Argentina)	5,210	797,547
Q2 Holdings, Inc.*	17,610	522,665
Tencent Holdings Ltd. - Class H (China)[1]	336,700	8,132,358

		45,959,327

IT Services - 5.7%
Amdocs Ltd. - ADR	137,415	8,019,539
FleetCor Technologies, Inc.*	3,490	529,363
InterXion Holding N.V. - ADR (Netherlands)*	3,320	125,762
MasterCard, Inc. - Class A	180,860	17,225,106
PayPal Holdings, Inc.*	300,080	11,174,979
Visa, Inc. - Class A	111,330	8,689,306

		45,764,055

Semiconductors & Semiconductor Equipment - 2.0%
QUALCOMM, Inc.	258,500	16,176,930

Software - 4.5%
Aspen Technology, Inc.*	218,590	9,156,735
Electronic Arts, Inc.*	98,520	7,519,046
Paylocity Holding Corp.*	14,590	651,298
salesforce.com, Inc.*	66,130	5,409,434
SAP SE (Germany)[1]	3,770	329,965
ServiceNow, Inc.*	157,390	11,791,659
TOTVS S.A. (Brazil)	47,879	488,772
The Ultimate Software Group, Inc.*	3,590	750,669

		36,097,578

Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	154,150	16,063,972
Samsung Electronics Co. Ltd. (South Korea)[1]	1,440	1,981,407

		18,045,379

Total Information Technology		184,607,881

Materials - 4.6%
Chemicals - 3.2%
Ashland, Inc.	64,710	7,327,760
Givaudan S.A. (Switzerland)[1]	220	451,823

4

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[3]	VALUE

COMMON STOCKS (continued)
Materials (continued)
Chemicals (continued)
Monsanto Co	166,670	$17,795,356
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	11,100	275,058
Symrise AG (Germany)[1]	3,490	246,091

		26,096,088

Metals & Mining - 1.4%
Alcoa, Inc.	1,025,510	10,890,916
Alumina Ltd. (Australia)[1]	94,794	95,844
Norsk Hydro ASA (Norway)[1]	39,083	167,580

		11,154,340

Total Materials		37,250,428

Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc.*	9,990	505,494
Telefonica S.A. - ADR (Spain)	63,493	619,692
Zayo Group Holdings, Inc.*	26,910	761,553

		1,886,739

Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	51,290	591,374
China Mobile Ltd. - Class H (China)[1]	21,000	260,054

		851,428

Total Telecommunication Services		2,738,167

Utilities - 0.0%##
Water Utilities - 0.0%##
CT Environmental Group Ltd. (China)[1]	598,000	182,206

TOTAL COMMON STOCKS (Identified Cost $655,342,721)		716,687,838

CORPORATE BONDS - 2.7%

Non-Convertible Corporate Bonds - 2.7%
Consumer Discretionary - 0.4%
Auto Components - 0.1%
Dana Financing Luxembourg S.A.R.L.[2], 6.50%, 6/1/2026	50,000	51,250
Magna International, Inc. (Canada), 4.15%, 10/1/2025	565,000	624,397

		675,647

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables - 0.2%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[2], 6.125%, 7/1/2022	330,000	$326,700
Lennar Corp., 12.25%, 6/1/2017	165,000	178,200
Meritage Homes Corp., 7.15%, 4/15/2020	160,000	174,800
Meritage Homes Corp., 7.00%, 4/1/2022	165,000	181,088
TRI Pointe Group, Inc. - TRI Pointe
Homes, Inc., 4.375%, 6/15/2019	260,000	266,500
Weekley Homes LLC - Weekley
Finance Corp., 6.00%, 2/1/2023	425,000	391,000

		1,518,288

Media - 0.1%
CCO Holdings LLC - CCO Holdings Capital Corp.[2], 5.875%, 4/1/2024	150,000	160,125
Columbus International, Inc. (Barbados)[2], 7.375%, 3/30/2021	200,000	213,442
Sinclair Television Group, Inc.[2], 5.625%, 8/1/2024	290,000	299,425
Sirius XM Radio, Inc.[2], 5.375%, 4/15/2025.	195,000	200,302
VTR Finance B.V. (Chile)[2], 6.875%, 1/15/2024	410,000	422,300

		1,295,594

Total Consumer Discretionary		3,489,529

Consumer Staples - 0.2%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	375,000	432,183

Food & Staples Retailing - 0.0%##
C&S Group Enterprises LLC[2], 5.375%, 7/15/2022	335,000	321,600

Food Products - 0.1%
Pinnacle Operating Corp.[2], 9.00%, 11/15/2020	425,000	348,500

Household Products - 0.0%##
HRG Group, Inc., 7.75%, 1/15/2022 .	285,000	290,700

Total Consumer Staples		1,392,983

Energy - 0.1%
Energy Equipment & Services - 0.0%##
FTS International, Inc., 6.25%, 5/1/2022	160,000	60,000

5

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Energy Equipment & Services (continued)
Transocean, Inc., 3.75%, 10/15/2017	80,000	$78,400
Weatherford International Ltd., 7.75%, 6/15/2021	120,000	113,363

		251,763

Oil, Gas & Consumable Fuels - 0.1%
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	40,000	37,900
Cheniere Corpus Christi Holdings, LLC[2], 7.00%, 6/30/2024	170,000	177,650
Crestwood Midstream Partners LP - Crestwood Midstream Finance Corp., 6.125%, 3/1/2022	120,000	112,574
Hilcorp Energy I LP - Hilcorp Finance Co.[2], 5.75%, 10/1/2025	85,000	80,325
Oasis Petroleum, Inc., 6.875%, 1/15/2023	40,000	33,600
PBF Holding Co. LLC - PBF Finance Corp.[2], 7.00%, 11/15/2023	140,000	133,700
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	300,000	309,750
WPX Energy, Inc., 6.00%, 1/15/2022.	85,000	76,925

		962,424

Total Energy		1,214,187

Financials - 0.8%
Banks - 0.2%
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	390,000	401,169
Lloyds Bank plc (United Kingdom)[2,4,5], 12.00%	220,000	299,292
Lloyds Banking Group plc (United Kingdom)[2], 4.582%, 12/10/2025	391,000	399,121
Popular, Inc., 7.00%, 7/1/2019	305,000	310,338

		1,409,920

Capital Markets - 0.1%
The Goldman Sachs Group, Inc.[6], 2.274%, 11/29/2023	380,000	380,581
Morgan Stanley, 2.125%, 4/25/2018	390,000	393,936

		774,517

Consumer Finance - 0.1%
Ally Financial, Inc., 2.75%, 1/30/2017	190,000	190,950
Navient Corp., 6.125%, 3/25/2024	345,000	326,025

		516,975

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services - 0.0%##
Horizon Pharma, Inc., 6.625%, 5/1/2023	180,000	$174,600
Jefferies Finance LLC - JFIN Co-Issuer Corp.[2], 7.375%, 4/1/2020	160,000	149,600

		324,200

Insurance - 0.1%
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	950,000	1,063,021
AXA S.A. (France)[4,6], 1.825%	350,000	234,150

		1,297,171

Real Estate Investment Trusts (REITS) - 0.1%
Greystar Real Estate Partners LLC[2], 8.25%, 12/1/2022	155,000	164,591
MPT Operating Partnership LP - MPT Finance Corp., 5.25%, 8/1/2026	160,000	168,200
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[2], 8.25%, 11/7/2021	210,000	210,000

		542,791

Real Estate Management & Development - 0.1%
Forestar USA Real Estate Group, Inc.[2], 8.50%, 6/1/2022	205,000	227,038
Rialto Holdings LLC - Rialto Corp.[2], 7.00%, 12/1/2018	375,000	382,725

		609,763

Thrifts & Mortgage Finance - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	425,000	430,312
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.875%, 8/1/2021	270,000	245,025
Radian Group, Inc., 7.00%, 3/15/2021	170,000	188,062

		863,399

Total Financials		6,338,736

Health Care - 0.2%
Biotechnology - 0.0%##
AMAG Pharmaceuticals, Inc.[2], 7.875%, 9/1/2023	240,000	232,440

Health Care Providers & Services - 0.1%
HCA, Inc., 7.50%, 2/15/2022	145,000	164,575
Tenet Healthcare Corp.[6], 4.153%, 6/15/2020	200,000	198,500

6

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp., 8.125%, 4/1/2022	185,000	$191,012

		554,087

Pharmaceuticals - 0.1%
Concordia International Corp. (Canada)[2], 7.00%, 4/15/2023	260,000	214,500
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[2], 5.625%, 10/15/2023	260,000	249,600

		464,100

Total Health Care		1,250,627

Industrials - 0.5%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc.[2], 5.25%, 2/1/2021 .	441,000	426,668

Airlines - 0.0%##
Allegiant Travel Co., 5.50%, 7/15/2019	230,000	240,925

Commercial Services & Supplies - 0.0%##
Constellis Holdings LLC - Constellis Finance Corp.[2], 9.75%, 5/15/2020	220,000	214,500
Herc Rentals, Inc.[2], 7.50%, 6/1/2022	85,000	86,063
West Corp.[2], 4.75%, 7/15/2021	75,000	75,562

		376,125

Machinery - 0.1%
Case New Holland Industrial, Inc. (United Kingdom), 7.875%, 12/1/2017	175,000	187,906
Shape Technologies Group Inc[2], 7.625%, 2/1/2020	275,000	273,454
Xerium Technologies, Inc.[2], 9.50%, 8/15/2021	115,000	114,425

		575,785

Trading Companies & Distributors - 0.3%
Aircastle Ltd., 5.50%, 2/15/2022	165,000	176,550
Aviation Capital Group Corp.[2], 3.875%, 9/27/2016	1,465,000	1,468,663
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	320,000	319,200
International Lease Finance Corp., 6.25%, 5/15/2019	155,000	169,919

		2,134,332

Total Industrials		3,753,835

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Information Technology - 0.1%
Internet Software & Services - 0.0%##
VeriSign, Inc., 5.25%, 4/1/2025	75,000	$78,375

Technology Hardware, Storage & Peripherals - 0.1%
Diebold, Inc.[2], 8.50%, 4/15/2024	160,000	160,200
Western Digital Corp.[2], 10.50%, 4/1/2024	170,000	191,462

		351,662

Total Information Technology		430,037

Materials - 0.1%
Chemicals - 0.0%##
Consolidated Energy Finance S.A. (Trinidad-Tobago)[2], 6.75%, 10/15/2019	300,000	297,750

Containers & Packaging - 0.0%##
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[2,6], 3.653%, 12/15/2019	255,000	257,231

Metals & Mining - 0.1%
Alcoa, Inc., 5.87%, 2/23/2022	215,000	231,663
ArcelorMittal (Luxembourg), 10.85%, 6/1/2019	80,000	94,000
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[2], 7.375%, 2/1/2020	260,000	221,000
Techniplas LLC[2], 10.00%, 5/1/2020	160,000	124,000

		670,663

Total Materials		1,225,644

Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.2%
CenturyLink, Inc., 7.50%, 4/1/2024	300,000	320,250
Frontier Communications Corp., 11.00%, 9/15/2025	375,000	400,313
Inmarsat Finance plc (United Kingdom)[2], 4.875%, 5/15/2022	420,000	390,516
Numericable-SFR S.A. (France)[2], 6.25%, 5/15/2024	40,000	38,375
Qualitytech LP - QTS Finance Corp., 5.875%, 8/1/2022	225,000	230,625

		1,380,079

Wireless Telecommunication Services - 0.0%##
Altice Financing S.A. (Luxembourg)[2], 6.625%, 2/15/2023	235,000	235,442
Hughes Satellite Systems Corp.[2], 6.625%, 8/1/2026	160,000	158,800

7

Investment Portfolio - July 31, 2016

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT3/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc., 6.836%, 4/28/2023	150,000	$160,125

		554,367

Total Telecommunication Services		1,934,446

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield plc (Spain)[2], 7.00%, 11/15/2019	415,000	412,925
Terraform Global Operating LLC[2], 9.75%, 8/15/2022	315,000	315,788
TerraForm Power Operating LLC[2], 6.125%, 6/15/2025	160,000	159,200

Total Utilities		887,913

TOTAL CORPORATE BONDS (Identified Cost $21,807,737)		21,917,937

MUTUAL FUNDS - 0.1%
iShares MSCI India ETF	6,650	196,508
iShares Russell Mid-Cap Growth ETF	8,100	792,990
iShares U.S. Real Estate ETF	1,650	140,860

TOTAL MUTUAL FUNDS (Identified Cost $1,073,867)		1,130,358

U.S. TREASURY SECURITIES - 2.6%
U.S. Treasury Bonds - 0.6%
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042 (Identified Cost $4,074,830)	4,449,408	4,618,753

U.S. Treasury Notes - 2.0%
U.S. Treasury Note, 0.75%, 4/15/2018	8,000,000	8,010,624
U.S. Treasury Note, 1.75%, 4/30/2022	8,000,000	8,265,936

TOTAL U.S. TREASURY NOTES (Identified Cost $16,261,340)		16,276,560

TOTAL U.S. TREASURY SECURITIES (Identified Cost $20,336,170)		20,895,313

	PRINCIPAL AMOUNT3/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.1%
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048 (Identified Cost $559,993)	513,410	$514,924

FOREIGN GOVERNMENT BOND - 0.1%
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020 (Identified Cost $799,109)	800,000	826,517

U.S. GOVERNMENT AGENCIES - 1.1%
Other Agencies - 1.1%
Fannie Mae, 2.625%, 9/6/2024 (Identified Cost $8,605,079)	8,000,000	8,612,832

SHORT-TERM INVESTMENT - 1.5%
Dreyfus Cash Management, Inc. - Institutional Shares[7], 0.24%, (Identified Cost $11,838,570)	11,838,570	11,838,570

TOTAL INVESTMENTS - 97.4% (Identified Cost $720,363,246)		782,424,289
OTHER ASSETS, LESS LIABILITIES - 2.6%		21,229,763

NET ASSETS - 100%		$803,654,052

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

8

Investment Portfolio - July 31, 2016

(unaudited)

##Less than 0.1%.

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $11,734,156, or 1.5%, of the Series’ net assets as of July 31, 2016.

3Amount is stated in USD unless otherwise noted.

4Security is perpetual in nature and has no stated maturity date.

5The rate shown is a fixed rate as of July 31, 2016; the rate becomes floating, based on LIBOR plus a spread, in December 2024.

6The coupon rate is floating and is the effective rate as of July 31, 2016.

7Rate shown is the current yield as of July 31, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On July 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$722,567,942
Unrealized appreciation	92,587,073
Unrealized depreciation	(32,730,726)

Net unrealized appreciation	$59,856,347

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$153,383,871	$134,354,089	$19,029,782	$—
Consumer Staples	76,945,453	31,813,851	45,131,602	—
Energy	22,902,809	21,609,357	1,293,452	—
Financials	43,367,424	42,433,761	933,663	—
Health Care	151,411,520	142,291,598	9,119,922	—
Industrials	43,898,079	30,138,237	13,759,842	—
Information Technology	184,607,881	171,653,746	12,954,135	—
Materials	37,250,428	36,289,090	961,338	—
Telecommunication Services	2,738,167	2,478,113	260,054	—
Utilities	182,206	—	182,206	—

9

Investment Portfolio - July 31, 2016

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Debt securities:
U.S. Treasury and other U.S. Government agencies	$29,508,145	$—	$29,508,145	$—
Corporate debt:
Consumer Discretionary	3,489,529	—	3,489,529	—
Consumer Staples	1,392,983	—	1,392,983	—
Energy	1,214,187	—	1,214,187	—
Financials	6,338,736	—	6,338,736	—
Health Care	1,250,627	—	1,250,627	—
Industrials	3,753,835	—	3,753,835	—
Information Technology	430,037	—	430,037	—
Materials	1,225,644	—	1,225,644	—
Telecommunication Services	1,934,446	—	1,934,446	—
Utilities	887,913	—	887,913	—
Commercial mortgage-backed securities	514,924	—	514,924	—
Foreign government bond	826,517	—	826,517	—
Mutual funds	12,968,928	12,968,928	—	—

Total assets	$782,424,289	$626,030,770	$156,393,519	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2015 or July 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

10

Investment Portfolio - July 31, 2016

(unaudited)

TARGET INCOME SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANY - 100.0%

Manning & Napier Pro-Blend® Conservative Term Series - Class I	7,700,161	$80,081,672

TOTAL AFFILIATED INVESTMENT COMPANY - 100.0% (Identified Cost $82,481,980)		80,081,672
LIABILITIES, LESS OTHER ASSETS - (0.0%)*		(26,127)

NET ASSETS - 100%		$80,055,545

* Less than (0.1%).

Federal Tax Information:

On July 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$82,950,446
Unrealized appreciation	—
Unrealized depreciation	(2,868,774)

Net unrealized depreciation	$(2,868,774)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$80,081,672	$80,081,672	$—	$—

Total assets	$80,081,672	$80,081,672	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2015 or July 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months July 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2016

(unaudited)

TARGET 2015 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%

Manning & Napier Pro-Blend® Conservative Term Series - Class I	147,153	$1,530,395
Manning & Napier Pro-Blend® Moderate Term Series - Class I	526,089	5,397,669

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.1% (Identified Cost $6,766,744)		6,928,064
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(8,261)

NET ASSETS - 100%		$6,919,803

Federal Tax Information:

On July 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$7,075,365
Unrealized appreciation	—
Unrealized depreciation	(147,301)

Net unrealized depreciation	$(147,301)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$6,928,064	$6,928,064	$—	$—

Total assets	$6,928,064	$6,928,064	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2015 or July 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2016

(unaudited)

TARGET 2020 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Pro-Blend® Extended Term Series - Class I	2,731,429	$26,221,721
Manning & Napier Pro-Blend® Moderate Term Series - Class I	10,262,837	105,296,712

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $134,552,774)		131,518,433
LIABILITIES, LESS OTHER ASSETS - (0.0%)*		(51,508)

NET ASSETS - 100%		$131,466,925

*Less than (0.1%).

Federal Tax Information:

On July 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$138,530,428
Unrealized appreciation	—
Unrealized depreciation	(7,011,995)

Net unrealized depreciation	$(7,011,995)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$131,518,433	$131,518,433	$—	$—

Total assets	$131,518,433	$131,518,433	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2015 or July 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2016

(unaudited)

TARGET 2025 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%

Manning & Napier Pro-Blend® Extended Term Series - Class I	2,427,873	$23,307,579
Manning & Napier Pro-Blend® Moderate Term Series - Class I	792,673	8,132,828

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.1% (Identified Cost $31,025,464)		31,440,407
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(17,069)

NET ASSETS - 100%		$31,423,338

Federal Tax Information:

On July 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$32,983,826
Unrealized appreciation	—
Unrealized depreciation	(1,543,419)

Net unrealized depreciation	$(1,543,419)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$31,440,407	$31,440,407	$—	$—

Total assets	$31,440,407	$31,440,407	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2015 or July 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2016

(unaudited)

TARGET 2030 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Pro-Blend® Extended Term Series - Class I	11,697,571	$112,296,677
Manning & Napier Pro-Blend® Maximum Term Series - Class I	2,686,942	27,997,935

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $146,254,408)		140,294,612
LIABILITIES, LESS OTHER ASSETS - (0.0%)*		(52,278)

NET ASSETS - 100%		$140,242,334

*Less than (0.1%).

Federal Tax Information:

On July 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$150,704,024
Unrealized appreciation	—
Unrealized depreciation	(10,409,412)

Net unrealized depreciation	$(10,409,412)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$140,294,612	$140,294,612	$—	$—

Total assets	$140,294,612	$140,294,612	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2015 or July 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2016

(unaudited)

TARGET 2035 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%

Manning & Napier Pro-Blend® Extended Term Series - Class I	1,441,482	$13,838,230
Manning & Napier Pro-Blend® Maximum Term Series - Class I	1,094,721	11,406,992

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.1% (Identified Cost $26,371,488)		25,245,222
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(18,203)

NET ASSETS - 100%		$25,227,019

Federal Tax Information:

On July 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$27,697,336
Unrealized appreciation	—
Unrealized depreciation	(2,452,114)

Net unrealized depreciation	$(2,452,114)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$25,245,222	$25,245,222	$—	$—

Total assets	$25,245,222	$25,245,222	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2015 or July 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2016

(unaudited)

TARGET 2040 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Pro-Blend® Extended Term Series - Class I	2,741,508	$26,318,481
Manning & Napier Pro-Blend® Maximum Term Series - Class I	5,927,185	61,761,264

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $89,434,056)		88,079,745
LIABILITIES, LESS OTHER ASSETS - (0.0%)*		(37,199)

NET ASSETS - 100%		$88,042,546

*Less than (0.1%).

Federal Tax Information:

On July 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$94,816,314
Unrealized appreciation	410,152
Unrealized depreciation	(7,146,721)

Net unrealized depreciation	$(6,736,569)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$88,079,745	$88,079,745	$—	$—

Total assets	$88,079,745	$88,079,745	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2015 or July 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2016

(unaudited)

TARGET 2045 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%

Manning & Napier Pro-Blend® Extended Term Series - Class I	70,759	$679,290
Manning & Napier Pro-Blend® Maximum Term Series - Class I	1,220,954	12,722,339

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.1% (Identified Cost $13,406,240)		13,401,629
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(14,157)

NET ASSETS - 100%		$13,387,472

Federal Tax Information:

On July 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$14,440,108
Unrealized appreciation	55,172
Unrealized depreciation	(1,093,651)

Net unrealized depreciation	$(1,038,479)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$13,401,629	$13,401,629	$—	$—

Total assets	$13,401,629	$13,401,629	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2015 or July 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2016

(unaudited)

TARGET 2050 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANY - 100.1%

Manning & Napier Pro-Blend® Maximum Term Series - Class I	2,834,993	$29,540,625

TOTAL AFFILIATED INVESTMENT COMPANY - 100.1% (Identified Cost $28,455,576)		29,540,625
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(16,590)

NET ASSETS - 100%		$29,524,035

Federal Tax Information:

On July 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$31,120,838
Unrealized appreciation	—
Unrealized depreciation	(1,580,213)

Net unrealized depreciation	$(1,580,213)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$29,540,625	$29,540,625	$—	$—

Total assets	$29,540,625	$29,540,625	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2015 or July 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2016

(unaudited)

TARGET 2055 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANY - 100.3%

Manning & Napier Pro-Blend® Maximum Term Series - Class I	464,733	$4,842,523

TOTAL AFFILIATED INVESTMENT COMPANY - 100.3% (Identified Cost $4,694,491)		4,842,523
LIABILITIES, LESS OTHER ASSETS - (0.3%)		(12,238)

NET ASSETS - 100%		$4,830,285

Federal Tax Information:

On July 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$5,157,809
Unrealized appreciation	—
Unrealized depreciation	(315,286)

Net unrealized depreciation	$(315,286)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$4,842,523	$4,842,523	$—	$—

Total assets	$4,842,523	$4,842,523	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2015 or July 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2016

(unaudited)

TARGET 2060 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANY - 99.4%

Manning & Napier Pro-Blend® Maximum Term Series - Class I	138,301	$1,441,100

TOTAL AFFILIATED INVESTMENT COMPANY - 99.4% (Identified Cost $1,281,434)		1,441,100
OTHER ASSETS, LESS LIABILITIES - 0.6%		8,766

NET ASSETS - 100%		$1,449,866

Federal Tax Information:

On July 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,282,174
Unrealized appreciation	158,926
Unrealized depreciation	—

Net unrealized appreciation	$158,926

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$1,441,100	$1,441,100	$—	$—

Total assets	$1,441,100	$1,441,100	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2015 or July 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2016

(unaudited)

QUALITY EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 98.8%

Consumer Discretionary - 22.8%
Internet & Catalog Retail - 3.1%
The Priceline Group, Inc.*	40	$54,032

Media - 6.4%
Discovery Communications, Inc. - Class A*	2,360	59,212
WPP plc (United Kingdom)[1]	2,300	51,606

		110,818

Multiline Retail - 3.3%
Dollar General Corp	590	55,897

Specialty Retail - 3.1%
Kingfisher plc (United Kingdom)[1]	12,080	53,645

Textiles, Apparel & Luxury Goods - 6.9%
Kering (France)[1]	330	62,716
LVMH Moet Hennessy Louis Vuitton SE (France)[1]	330	56,510

		119,226

Total Consumer Discretionary		393,618

Consumer Staples - 20.3%
Beverages - 8.0%
Diageo plc (United Kingdom)[1]	1,820	52,155
PepsiCo, Inc	400	43,568
Pernod Ricard S.A. (France)[1]	380	43,420

		139,143

Food & Staples Retailing - 3.2%
CVS Health Corp	590	54,705

Food Products - 3.3%
Mead Johnson Nutrition Co.	460	41,032
Nestle S.A. (Switzerland)[1]	210	16,828

		57,860

Personal Products - 5.8%
Beiersdorf AG (Germany)[1]	360	33,822
L’Oreal S.A. (France)[1]	260	49,401
Unilever N.V. (United Kingdom)[1]	360	16,677

		99,900

Total Consumer Staples		351,608

Financials - 2.0%
Capital Markets - 2.0%
The Charles Schwab Corp.	1,210	34,388

Health Care - 19.4%
Health Care Equipment & Supplies - 3.0%
Medtronic plc	590	51,702

1

Investment Portfolio - July 31, 2016

(unaudited)

QUALITY EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services - 6.0%
Express Scripts Holding Co.*	800	$60,856
McKesson Corp.	220	42,803

		103,659

Pharmaceuticals - 10.4%
Johnson & Johnson	210	26,298
Merck & Co., Inc.	280	16,425
Novartis AG (Switzerland)[1]	670	55,572
Perrigo Co. plc	270	24,675
Roche Holding AG (Switzerland)[1]	220	56,159

		179,129

Total Health Care		334,490

Industrials - 9.4%
Machinery - 3.0%
Flowserve Corp	1,070	51,200

Professional Services - 6.4%
Experian plc (Ireland)[1]	2,630	51,444
Nielsen Holdings plc	1,100	59,246

		110,690

Total Industrials		161,890

Information Technology - 18.9%
Communications Equipment - 2.5%
Cisco Systems, Inc.	1,420	43,353

IT Services - 4.5%
MasterCard, Inc. - Class A	420	40,001
Visa, Inc. - Class A	490	38,245

		78,246

Semiconductors & Semiconductor Equipment - 4.2%
QUALCOMM, Inc.	1,140	71,341

Software - 7.7%
Microsoft Corp.	940	53,279
Oracle Corp	1,470	60,329
SAP SE (Germany)	220	19,255

		132,863

Total Information Technology		325,803

Telecommunication Services - 6.0%
Diversified Telecommunication Services - 6.0%
BT Group plc (United Kingdom)[1]	6,830	37,315

2

Investment Portfolio - July 31, 2016

(unaudited)

QUALITY EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Telecommunication Services (continued)
Diversified Telecommunication Services (continued)
Singapore Telecommunications Ltd. (Singapore)[1]	10,680	$33,491
Telenor ASA (Norway)[1]	2,020	33,818

		104,624

TOTAL COMMON STOCKS
(Identified Cost $1,627,147)		1,706,421

SHORT-TERM INVESTMENT - 1.9%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.24%
(Identified Cost $32,459)	32,459	32,459

TOTAL INVESTMENTS - 100.7%
(Identified Cost $1,659,606)		1,738,880
LIABILITIES, LESS OTHER ASSETS - (0.7%)		(12,377)

NET ASSETS - 100%		$1,726,503

* Non-income producing security.

1 A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2 Rate shown is the current yield as of July 31, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On July 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,678,424
Unrealized appreciation	94,393
Unrealized depreciation	(33,937)

Net unrealized appreciation	$60,456

3

Investment Portfolio - July 31, 2016

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$393,618	$169,141	$224,477	$—
Consumer Staples	351,608	139,305	212,303	—
Financials	34,388	34,388	—	—
Health Care	334,490	222,759	111,731	—
Industrials	161,890	110,446	51,444	—
Information Technology	325,803	306,548	19,255	—
Telecommunication Services	104,624	—	104,624	—
Mutual fund	32,459	32,459	—	—

Total assets	$1,738,880	$1,015,046	$723,834	$—

There were no Level 3 securities held by the Series as of October 31, 2015 or July 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

ITEM 2:   CONTROLS AND PROCEDURES

(a)	Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3:   EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ Michele T. Mosca

Michele T. Mosca

President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: September 14, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michele T. Mosca

Michele T. Mosca

President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: September 14, 2016

/s/ Christine Glavin

Christine Glavin

Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

Date: September 14, 2016